UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.
              Master Small Cap Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 - 12/31/2007

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Small Cap                                                    BLACKROCK
Index Fund
OF BLACKROCK INDEX FUNDS, INC.

ANNUAL REPORT | DECEMBER 31, 2007

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Fund Financial Statements:
    Statement of Assets and Liabilities ..................................     7
    Statement of Operations ..............................................     8
    Statements of Changes in Net Assets ..................................     9
Fund Financial Highlights ................................................    10
Fund Notes to Financial Statements .......................................    11
Fund Report of Independent Registered Public Accounting Firm .............    13
Fund Proxy Results .......................................................    14
Important Tax Information ................................................    14
Series Portfolio Information .............................................    15
Series Financial Statements:
    Summary Schedule of Investments ......................................    16
    Statement of Assets and Liabilities ..................................    22
    Statement of Operations ..............................................    23
    Statements of Changes in Net Assets ..................................    24
Series Financial Highlights ..............................................    24
Series Notes to Financial Statements .....................................    25
Series Report of Independent Registered Public Accounting Firm ...........    28
Series Proxy Results .....................................................    29
Officers and Directors ...................................................    30
BlackRock Fund Information ...............................................    33
Mutual Fund Family .......................................................    35


2          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007

A Letter to Shareholders

Dear Shareholder

Financial markets endured heightened volatility during 2007, culminating in mixed results for some of the major benchmark indexes:

Total Returns as of December 31, 2007                                             6-month            12-month
=============================================================================================================
U.S. equities (S&P 500 Index)                                                       -1.37%             + 5.49%
-------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                        -7.53              - 1.57
-------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                   +0.39              +11.17
-------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                            +5.93              + 6.97
-------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                      +3.22              + 3.36
-------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)    -0.67              + 2.27
-------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility, equity markets displayed surprising resilience. Market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets, but 2007 remained a record year for global M&A nonetheless. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and subprime fallout resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.04% by year-end, while prices correspondingly rose. The tax-exempt bond market waffled amid the economic uncertainty and concerns around the credit worthiness of bond insurers, but set a new-issuance record in 2007. A drop in municipal bond prices created buying opportunities, and the heightened supply was generally well absorbed.

As you navigate the uncertainties inherent in the financial markets, we encourage you to start the year by reviewing your investment goals with your financial professional and making portfolio changes, as needed. For more reflection on 2007 and our 10 predictions for 2008, please ask your financial professional for a copy of "What's Ahead in 2008: An Investment Perspective," or view it online at www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the new year and beyond.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o During the fiscal year ended December 31, 2007, BlackRock Small Cap Index Fund generated returns that were comparable, before fees and expenses, to that of the benchmark Russell 2000 Index, a market-weighted index comprised of approximately 2,000 common stocks issued by small-capitalization U.S. companies in various industrial sectors. Returns, after fees and expenses, for the Fund's respective share classes trailed the benchmark approximately by the amount of such classes' individual share-class fees and expenses.

      Describe the market environment.

o Equity markets performed quite well in 2007. It was a year of intense market volatility, but still one that resulted in decent gains for most asset classes. Global equity markets benefited from a strong first half, which, generally, helped to generate positive performance for the year as a whole. The Dow Jones Industrial Average registered a total return of +8.88%, and the Nasdaq Composite posted an impressive +9.81% return for the year, amid strong performance in the technology sector. Larger-cap stocks noticeably outperformed over the period, as the S&P 500 Index advanced 5.49%, while our small-cap benchmark returned -1.57%. Among small caps, the growth style of investing significantly outperformed value, with the Russell 2000 Growth Index returning +7.05% versus the -9.78% return of the Russell 2000 Value Index.

o The annual period began much like 2006 ended, with some slowing in U.S. economic growth, a Federal Reserve Board (the "Fed") that remained on hold and a generally positive investment environment. In the first half of 2007, solid earnings growth and continued high levels of merger-and-acquisition activity allowed equities to move almost inexorably upward.

o The following six months were vastly different, however. The benign fundamentals that dominated from 2003 to 2006 -- namely, strong global growth, rising profitability levels and falling risk premiums -- were replaced by credit stress, pressures on the capital position of the financial system, question marks about the sustainability of the business cycle and rising food and energy prices. Reflecting these woes, U.S. government bond yields plummeted, the dollar's decline intensified, equities became volatile and trendless, and the Fed's focus shifted from inflation fighting to providing liquidity and reducing short-term interest rates. Beginning in September, the Fed lowered the target federal funds rate by 100 basis points (1.00%), from 5.25% to 4.25%.

      Describe recent portfolio activity.

o Throughout the period, as changes were made to the composition of the Russell 2000 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

      Describe Fund positioning at period-end.

o In keeping with its investment objective, the Fund remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.

Expense Example

                                               Actual                                             Hypothetical**
                      ----------------------------------------------------    ----------------------------------------------------
                        Beginning         Ending                                Beginning         Ending
                      Account Value    Account Value       Expenses Paid      Account Value    Account Value       Expenses Paid
                      July 1, 2007     Dec. 31, 2007    During the Period*    July 1, 2007     Dec. 31, 2007    During the Period*
----------------------------------------------------------------------------------------------------------------------------------
Institutional .......    $1,000          $921.30              $2.34              $1,000          $1,022.87            $2.46
Investor A ..........    $1,000          $920.50              $3.60              $1,000          $1,021.55            $3.79
----------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.48% for Institutional and .74% for Investor A), multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional Shares and Investor A Shares compared to growth of an investment in the Russell 2000(R) Index. Values are from December 1997 to December 2007.

              Institutional              Investor A              Russell 2000(R)
                   Shares*+                Shares*+                      Index++
12/97               $10,000                 $10,000                      $10,000
12/98                $9,686                  $9,659                       $9,745
12/99               $11,699                 $11,634                      $11,817
12/00               $11,417                 $11,336                      $11,460
12/01               $11,632                 $11,514                      $11,745
12/02                $9,234                  $9,126                       $9,339
12/03               $13,512                 $13,310                      $13,752
12/04               $15,884                 $15,611                      $16,273
12/05               $16,544                 $16,216                      $17,014
12/06               $19,438                 $18,997                      $20,139
12/07               $19,066                 $18,594                      $19,824

* Assuming transaction costs, if any, and other operating expenses, including advisory fees.

+ The Fund invests all of its assets in Master Small Cap Index Series of Quantitative Master Series LLC. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000 Index and other types of financial instruments.

++ This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Russell 2000 is a registered trademark of the Frank Russell Companies.

Performance Summary for the Year Ended December 31, 2007

                                                                                        Average Annual Total Returns*
                                                6-Month         --------------------------------------------------------------------
                                             Total Returns           1 Year                        5 Years                  10 Years
------------------------------------------------------------------------------------------------------------------------------------
Institutional                                   -7.87%               -1.91%                        +15.60%                   +6.67%
Investor A                                      -7.95                -2.12                         +15.30                    +6.40
Russell 2000 Index                              -7.53                -1.57                         +16.25                    +7.08
------------------------------------------------------------------------------------------------------------------------------------

* See "About Fund Performance" on page 6 for a detailed description of share classes, including any related fees.

      Past performance is not indicative of future results.


          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007          5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of .25% per year.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on July 1, 2007 and held through December 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007

Statement of Assets and Liabilities               BlackRock Small Cap Index Fund

As of December 31, 2007
==================================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------------
Investment in Master Small Cap Index Series (the "Series"), at value
  (identified cost -- $91,435,273)                                                                                   $ 113,748,942
Prepaid expenses ..............................................................................                             14,707
                                                                                                                     -------------
Total assets ..................................................................................                        113,763,649
                                                                                                                     -------------
==================================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------------
Payables:
    Administrator .............................................................................    $      29,724
    Distributor ...............................................................................           10,160
    Other affiliates ..........................................................................            1,679            41,563
                                                                                                   -------------
Accrued expenses and other liabilities ........................................................                             32,700
                                                                                                                     -------------
Total liabilities .............................................................................                             74,263
                                                                                                                     -------------

Net Assets

Net Assets ....................................................................................                      $ 113,689,386
                                                                                                                     =============
==================================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .........                      $         479
Investor A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized ............                                345
Paid-in capital in excess of par ..............................................................                         93,321,042
Undistributed investment income -- net ........................................................                            107,530
Accumulated distributions in excess of realized capital gains allocated from the Series -- net                          (2,053,679)
Unrealized appreciation allocated from the Series -- net ......................................                         22,313,669
                                                                                                                     -------------
Net assets ....................................................................................                      $ 113,689,386
                                                                                                                     =============
==================================================================================================================================
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $66,084,665 and 4,790,802 shares outstanding ..........                      $       13.79
                                                                                                                     =============
Investor A -- Based on net assets of $47,604,721 and 3,452,515 shares outstanding .............                      $       13.79
                                                                                                                     =============

See Notes to Financial Statements.


          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007          7

Statement of Operations                           BlackRock Small Cap Index Fund

For the Year Ended December 31, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income allocated from the Series:
    Dividends ......................................................................................                   $  1,451,067
    Interest from affiliates .......................................................................                        660,500
    Securities lending -- net ......................................................................                        166,067
    Expenses .......................................................................................                        (78,674)
                                                                                                                       ------------
Total income .......................................................................................                      2,198,960
                                                                                                                       ------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Administration fees ................................................................................    $   385,561
Service fees -- Investor A .........................................................................        132,063
Printing and shareholder reports ...................................................................         56,091
Transfer agent fees -- Institutional ...............................................................         47,821
Transfer agent fees -- Investor A ..................................................................         33,602
Registration fees ..................................................................................         24,992
Directors' fees and expenses .......................................................................          2,578
Professional fees ..................................................................................          1,899
Other ..............................................................................................          6,816
                                                                                                        -----------
Total expenses .....................................................................................                        691,423
                                                                                                                       ------------
Investment income -- net ...........................................................................                      1,507,537
                                                                                                                       ------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Series -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain on investments and financial futures contracts -- net                                                       8,019,469
Change in unrealized appreciation/depreciation on investments and financial futures contracts -- net                    (11,614,283)
                                                                                                                       ------------
Total realized and unrealized loss -- net ..........................................................                     (3,594,814)
                                                                                                                       ------------
Net Decrease in Net Assets Resulting from Operations ...............................................                   $ (2,087,277)
                                                                                                                       ============

See Notes to Financial Statements.


8          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007

Statements of Changes in Net Assets               BlackRock Small Cap Index Fund

                                                                                                          For the Year Ended
                                                                                                             December 31,
                                                                                                    -------------------------------
Increase (Decrease) in Net Assets:                                                                       2007              2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .......................................................................    $   1,507,537     $   1,249,200
Realized gain -- net ...........................................................................        8,019,469         9,872,452
Change in unrealized appreciation/depreciation -- net ..........................................      (11,614,283)        8,107,418
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from operations ................................       (2,087,277)       19,229,070
                                                                                                    -------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net:
    Institutional ..............................................................................         (954,343)         (812,899)
    Investor A .................................................................................         (496,834)         (434,263)
Realized gain -- net:
    Institutional ..............................................................................       (5,755,647)       (5,755,828)
    Investor A .................................................................................       (3,798,883)       (3,998,610)
                                                                                                    -------------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders ..........      (11,005,707)      (11,001,600)
                                                                                                    -------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from capital share transactions ..................       (6,333,341)       12,320,460
                                                                                                    -------------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fee .................................................................................              971               108
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ........................................................      (19,425,354)       20,548,038
Beginning of year ..............................................................................      133,114,740       112,566,702
                                                                                                    -------------------------------
End of year* ...................................................................................    $ 113,689,386     $ 133,114,740
                                                                                                    ===============================
    * Undistributed investment income -- net ...................................................    $     107,530     $      51,170
                                                                                                    ===============================

      See Notes to Financial Statements.


          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007          9

Financial Highlights                              BlackRock Small Cap Index Fund

                                                                       Institutional
                                              ----------------------------------------------------------------
The following per share data                                         For the Year Ended
and ratios have been derived                                            December 31,
from information provided in                  ----------------------------------------------------------------
the financial statements.                       2007          2006          2005          2004          2003
==============================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .......    $  15.48      $  14.36      $  14.10      $  12.06      $   8.28
                                              ----------------------------------------------------------------
Investment income -- net** ...............         .20           .17           .10           .08           .06
Realized and unrealized gain (loss) -- net        (.50)*        2.34*          .49*         2.04*         3.77
                                              ----------------------------------------------------------------
Total from investment operations .........        (.30)         2.51           .59          2.12          3.83
                                              ----------------------------------------------------------------
Less dividends and distributions from:
    Investment income -- net .............        (.20)         (.17)         (.11)         (.08)         (.05)
    Realized gain -- net .................       (1.19)        (1.22)         (.22)           --            --
                                              ----------------------------------------------------------------
Total dividends and distributions ........       (1.39)        (1.39)         (.33)         (.08)         (.05)
                                              ----------------------------------------------------------------
Net asset value, end of year .............    $  13.79      $  15.48      $  14.36      $  14.10      $  12.06
                                              ================================================================
==============================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------
Based on net asset value per share .......       (1.91%)       17.49%         4.16%        17.55%        46.32%
                                              ================================================================
==============================================================================================================
Ratios to Average Net Assets***
--------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ..................         .48%          .49%          .53%          .56%          .60%
                                              ================================================================
Expenses .................................         .48%          .49%          .54%          .56%          .63%
                                              ================================================================
Investment income -- net .................        1.23%         1.10%          .69%          .64%          .61%
                                              ================================================================
==============================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) ...    $ 66,085      $ 79,032      $ 63,671      $ 68,024      $ 51,194
                                              ================================================================
Portfolio turnover of the Series .........          26%           40%           37%           38%           29%
                                              ================================================================

                                                                         Investor A
                                              ----------------------------------------------------------------
The following per share data                                          For the Year Ended
and ratios have been derived                                             December 31,
from information provided in                  ----------------------------------------------------------------
the financial statements.                       2007          2006          2005          2004          2003
==============================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .......    $  15.47      $  14.36      $  14.10      $  12.06      $   8.29
                                              ----------------------------------------------------------------
Investment income -- net** ...............         .15           .13           .06           .05           .04
Realized and unrealized gain (loss) -- net        (.48)*        2.33*          .49*         2.03*         3.76
                                              ----------------------------------------------------------------
Total from investment operations .........        (.33)         2.46           .55          2.08          3.80
                                              ----------------------------------------------------------------
Less dividends and distributions from:
    Investment income -- net .............        (.16)         (.13)         (.07)         (.04)         (.03)
    Realized gain -- net .................       (1.19)        (1.22)         (.22)           --            --
                                              ----------------------------------------------------------------
Total dividends and distributions ........       (1.35)        (1.35)         (.29)         (.04)         (.03)
                                              ----------------------------------------------------------------
Net asset value, end of year .............    $  13.79      $  15.47      $  14.36      $  14.10      $  12.06
                                              ================================================================
==============================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------
Based on net asset value per share .......       (2.12%)       17.14%         3.88%        17.29%        45.85%
                                              ================================================================
==============================================================================================================
Ratios to Average Net Assets***
--------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ..................         .73%          .74%          .79%          .81%          .85%
                                              ================================================================
Expenses .................................         .73%          .74%          .80%          .81%          .88%
                                              ================================================================
Investment income -- net .................         .98%          .84%          .43%          .38%          .36%
                                              ================================================================
==============================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) ...    $ 47,605      $ 54,083      $ 48,896      $ 56,522      $ 50,280
                                              ================================================================
Portfolio turnover of the Series .........          26%           40%           37%           38%           29%
                                              ================================================================

*     Includes a redemption fee, which is less than $.01 per share.
**    Based on average shares outstanding.
*** Includes the Fund's share of the Series' allocated expenses and/or investment income -- net.

      See Notes to Financial Statements.


10          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007

Notes to Financial Statements                     BlackRock Small Cap Index Fund

1. Significant Accounting Policies:

BlackRock Small Cap Index Fund (the "Fund"), a series of BlackRock Index Funds, Inc. (the "Corporation"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of Quantitative Master Series LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. Effective June 15, 2007, the Master LLC was converted from a Delaware statutory trust to a Delaware limited liability company. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Summary Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Series owned by the Fund at December 31, 2007 was 18.0%. The Fund offers two classes of shares. Institutional and Investor A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1(a) of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.


          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007          11

Notes to Financial Statements (continued)         BlackRock Small Cap Index Fund

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"). The Fund pays a monthly fee at an annual rate of .29% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. The Administrator has entered into a voluntary arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding shareholder servicing fees) will not exceed .60%. This arrangement has a one-year term and is renewable.

The Corporation has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing service fee ("service fees") with respect to Investor A Shares. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Investor A Shares.

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, provide shareholder servicing to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A shareholders.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, is the Fund's transfer agent.

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(6,333,341) and $12,320,460 for the years ended December 31, 2007 and December 31, 2006, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended December 31, 2007                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................       1,758,158     $ 27,610,915
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..........................         461,820        6,415,190
                                                  -----------------------------
Total issued .................................       2,219,978       34,026,105
Shares redeemed ..............................      (2,534,096)     (39,137,703)
                                                  -----------------------------
Net decrease .................................        (314,118)    $ (5,111,598)
                                                  =============================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended December 31, 2006                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................       2,461,516     $ 38,738,205
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..........................         403,543        6,262,248
                                                  -----------------------------
Total issued .................................       2,865,059       45,000,453
Shares redeemed ..............................      (2,193,758)     (34,056,513)
                                                  -----------------------------
Net increase .................................         671,301     $ 10,943,940
                                                  =============================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                        Dollar
Ended December 31, 2007                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................         518,509     $  8,099,326
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..........................         275,919        3,831,846
                                                  -----------------------------
Total issued .................................         794,428       11,931,172
Shares redeemed ..............................        (837,326)     (13,152,915)
                                                  -----------------------------
Net decrease .................................         (42,898)    $ (1,221,743)
                                                  =============================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                        Dollar
Ended December 31, 2006                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................         437,777     $  6,824,403
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..........................         252,023        3,908,408
                                                  -----------------------------
Total issued .................................         689,800       10,732,811
Shares redeemed ..............................        (600,508)      (9,356,291)
                                                  -----------------------------
Net increase .................................          89,292     $  1,376,520
                                                  =============================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.


12          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007

Notes to Financial Statements (concluded)         BlackRock Small Cap Index Fund

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal year ended December 31, 2007 and December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                       12/31/2007     12/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ................................    $ 3,342,328    $ 1,289,447
  Net long-term capital gains ....................      7,663,379      9,712,153
                                                      --------------------------
Total taxable distributions ......................    $11,005,707    $11,001,600
                                                      ==========================

As of December 31, 2007, the components of accumulated earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Undistributed ordinary income -- net ...........................    $   107,530
Undistributed long-term capital gains -- net ...................        208,236
                                                                    -----------
Total undistributed earnings -- net ............................        315,766
Unrealized gains -- net ........................................     20,051,754*
                                                                    -----------
Total accumulated earnings -- net ..............................    $20,367,520
                                                                    ===========

* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on certain futures contracts.

Report of Independent Registered Public Accounting Firm
                                                  BlackRock Small Cap Index Fund

To the Shareholders and Board of Directors of BlackRock Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Small Cap Index Fund, one of the series constituting BlackRock Index Funds, Inc. (the "Fund"), as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 27, 2008


          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007          13

Proxy Results

During the six-month period ended December 31, 2007, the shareholders* of BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Corporation's Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                                                Shares Voted                Shares Withheld
                                                                                    For                       From Voting
---------------------------------------------------------------------------------------------------------------------------
To elect the Corporation's Board of Directors:    David O. Beim                   4,089,592                     266,483
                                                  Richard S. Davis               4,091,044                      265,031
                                                  Ronald W. Forbes               4,091,044                      265,031
                                                  Henry Gabbay                   4,091,044                      265,031
                                                  Dr. Matina Horner              4,090,178                      265,897
                                                  Rodney D. Johnson              4,089,789                      266,286
                                                  Herbert I. London              4,090,115                      265,960
                                                  Cynthia A. Montgomery          4,090,178                      265,897
                                                  Joseph P. Platt, Jr.           4,090,178                      265,897
                                                  Robert C. Robb, Jr.            4,090,178                      265,897
                                                  Toby Rosenblatt                4,091,044                      265,031
                                                  Kenneth L. Urish               4,091,044                      265,031
                                                  Frederick W. Winter            4,089,726                      266,349
---------------------------------------------------------------------------------------------------------------------------

* As a feeder fund of Master Small Cap Index Series of Quantitative Master Series LLC, the shareholders of BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. also voted to elect the above-named individuals as Directors of Master Small Cap Index Series of Quantitative Master Series LLC.

Important Tax Information

The following information is provided with respect to the ordinary income distributions paid by BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. during the fiscal year ended December 31, 2007:

================================================================================
Record Date                                  July 18, 2007     December 17, 2007
Payable Date                                 July 20, 2007     December 19, 2007
--------------------------------------------------------------------------------
Qualified Dividend Income for Individuals       51.48%*            37.60%*
--------------------------------------------------------------------------------
Dividends Qualifying for the Dividends
Received Deduction for Corporations             59.19%*            37.06%*
--------------------------------------------------------------------------------
Short-Term Capital Gain Dividends
for Non-U.S. Residents                          84.60%**           53.49%**
--------------------------------------------------------------------------------

* The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund paid long-term capital gain distributions of $.127367 and $.828768 per share to shareholders of record on July 18, 2007 and December 17, 2007, respectively.


14          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007

Portfolio Information                              Master Small Cap Index Series

As of December 31, 2007

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
iShares Russell 2000 Index Fund .......................................    2.0%
Hologic, Inc. .........................................................    0.6
CF Industries Holdings, Inc. ..........................................    0.4
Exterran Holdings, Inc. ...............................................    0.4
Terra Industries, Inc. ................................................    0.3
Priceline.com, Inc. ...................................................    0.3
Flir Systems, Inc. ....................................................    0.3
Chipotle Mexican Grill, Inc. Class B ..................................    0.3
Inverness Medical Innovations, Inc. ...................................    0.3
Bucyrus International, Inc. ...........................................    0.3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Sector Representation                                      Long-Term Investments
--------------------------------------------------------------------------------
Financial Services ....................................................    22.2%
Consumer Discretionary ................................................    16.7
Technology ............................................................    14.0
Health Care ...........................................................    13.6
Materials & Processing ................................................     9.7
Producer Durables .....................................................     7.4
Other Energy ..........................................................     5.9
Utilities .............................................................     4.3
Auto & Transportation .................................................     3.4
Consumer Staples ......................................................     2.2
Other .................................................................     0.4
Integrated Oils .......................................................     0.2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Computer Services Software & Systems ..................................    5.8%
Real Estate Investment Trusts (REITs) .................................    5.3
Banks: Outside New York City ..........................................    5.1
Services: Commercial ..................................................    3.3
Drugs & Pharmaceuticals ...............................................    3.2
--------------------------------------------------------------------------------
      For Series compliance purposes, the Series' sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.


          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007          15

Summary Schedule of Investments as of December 31, 2007
                                                   Master Small Cap Index Series

This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings, each investment of any issuer that exceeds 1% of the Series' net assets and affiliated issues. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling (800) 441-7762 or on the Securities and Exchange Commission's website at http://www.sec.gov.

==================================================================================================================================
                                                 Shares                                                                 Percent of
Industry                                           Held  Common Stocks                                       Value      Net Assets
==================================================================================================================================
Advertising Agencies                                     Other Securities                               $   2,728,627        0.4%
----------------------------------------------------------------------------------------------------------------------------------
Aerospace                                                Other Securities                                   4,763,033        0.8
----------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching                          Other Securities                                     419,000        0.1
----------------------------------------------------------------------------------------------------------------------------------
Air Transport                                            Other Securities                                   4,495,267        0.7
----------------------------------------------------------------------------------------------------------------------------------
Aluminum                                                 Other Securities                                   1,302,854        0.2
----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market                                 Other Securities                                     643,495        0.1
----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment                           Other Securities                                   3,254,638        0.5
----------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts                                     Other Securities                                     710,402        0.1
----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City                                     Other Securities                                     543,912        0.1
----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City                             Other Securities                                  32,026,967        5.1
----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries)                             Other Securities                                     176,955        0.0
----------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks                                    Other Securities                                     851,326        0.1
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production              16,980  Alexion Pharmaceuticals, Inc. (a)                  1,274,009        0.2
                                                 26,800  OSI Pharmaceuticals, Inc. (a)                      1,300,068        0.2
                                                         Other Securities                                  14,041,789        2.2
                                                                                                        --------------------------
                                                                                                           16,615,866        2.6
----------------------------------------------------------------------------------------------------------------------------------
Building Materials                                       Other Securities                                   3,201,191        0.5
----------------------------------------------------------------------------------------------------------------------------------
Building: Cement                                         Other Securities                                      57,276        0.0
----------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing                             Other Securities                                     383,350        0.1
----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous                                  Other Securities                                   1,103,150        0.2
----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard                            Other Securities                                     189,075        0.0
----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services                                Other Securities                                     652,385        0.1
----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling                               24,500  Bally Technologies, Inc. (a)                       1,218,140        0.2
                                                         Other Securities                                   2,818,047        0.4
                                                                                                        --------------------------
                                                                                                            4,036,187        0.6
----------------------------------------------------------------------------------------------------------------------------------
Chemicals                                        25,500  CF Industries Holdings, Inc.                       2,806,530        0.4
                                                 54,300  Hercules, Inc.                                     1,050,705        0.2
                                                         Other Securities                                   8,542,282        1.4
                                                                                                        --------------------------
                                                                                                           12,399,517        2.0
----------------------------------------------------------------------------------------------------------------------------------
Coal                                                     Other Securities                                   1,367,331        0.2
----------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services                          Other Securities                                   1,011,999        0.2
----------------------------------------------------------------------------------------------------------------------------------
Communications & Media                                   Other Securities                                     945,209        0.1
----------------------------------------------------------------------------------------------------------------------------------
Communications Technology                        67,500  Foundry Networks, Inc. (a)                         1,182,600        0.2
                                                         Other Securities                                  15,324,146        2.4
                                                                                                        --------------------------
                                                                                                           16,506,746        2.6
----------------------------------------------------------------------------------------------------------------------------------
Computer Services, Software & Systems            36,064  Ansys, Inc. (a)                                    1,495,213        0.2
                                                 16,700  Equinix, Inc. (a)(g)                               1,687,869        0.3
                                                 18,798  Micros Systems, Inc. (a)                           1,318,868        0.2
                                                 67,495  Nuance Communications, Inc. (a)                    1,260,807        0.2
                                                 75,339  SAIC, Inc. (a)                                     1,515,821        0.2
                                                 42,500  Sybase, Inc. (a)                                   1,108,825        0.2
                                                         Other Securities                                  28,297,111        4.5
                                                                                                        --------------------------
                                                                                                           36,684,514        5.8
----------------------------------------------------------------------------------------------------------------------------------


16          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                                 Shares                                                                 Percent of
Industry                                           Held  Common Stocks                                       Value      Net Assets
==================================================================================================================================
Computer Technology                                      Other Securities                               $   5,620,994        0.9%
----------------------------------------------------------------------------------------------------------------------------------
Construction                                             Other Securities                                   1,874,246        0.3
----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics                                     Other Securities                                   5,445,177        0.9
----------------------------------------------------------------------------------------------------------------------------------
Consumer Products                                        Other Securities                                   3,263,801        0.5
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals & Glass           32,200  AptarGroup, Inc.                                   1,317,302        0.2
                                                         Other Securities                                   1,884,525        0.3
                                                                                                        --------------------------
                                                                                                            3,201,827        0.5
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper & Plastic                  Other Securities                                     386,317        0.1
----------------------------------------------------------------------------------------------------------------------------------
Copper                                                   Other Securities                                     466,217        0.1
----------------------------------------------------------------------------------------------------------------------------------
Cosmetics                                                Other Securities                                   1,107,539        0.2
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services                           Other Securities                                   4,261,213        0.7
----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing               43,862  Hexcel Corp. (a)                                   1,064,969        0.2
                                                         Other Securities                                   4,554,140        0.7
                                                                                                        --------------------------
                                                                                                            5,619,109        0.9
----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains                              Other Securities                                   3,628,904        0.6
----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals                          43,048  BioMarin Pharmaceuticals, Inc. (a)                 1,523,899        0.3
                                                 37,000  MGI Pharma, Inc. (a)                               1,499,610        0.2
                                                 24,820  Onyx Pharmaceuticals, Inc. (a)                     1,380,488        0.2
                                                 35,715  Perrigo Co.                                        1,250,382        0.2
                                                         Other Securities                                  14,329,127        2.3
                                                                                                        --------------------------
                                                                                                           19,983,506        3.2
----------------------------------------------------------------------------------------------------------------------------------
Education Services                               27,800  DeVry, Inc.                                        1,444,488        0.2
                                                  6,720  Strayer Education, Inc.                            1,146,298        0.2
                                                         Other Securities                                   1,688,070        0.3
                                                                                                        --------------------------
                                                                                                            4,278,856        0.7
----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics                                 Other Securities                                   1,884,584        0.3
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components                12,816  Genlyte Group, Inc. (a)                            1,220,083        0.2
                                                         Other Securities                                   5,134,991        0.8
                                                                                                        --------------------------
                                                                                                            6,355,074        1.0
----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance                          Other Securities                                     102,687        0.0
----------------------------------------------------------------------------------------------------------------------------------
Electronics                                      61,400  Flir Systems, Inc. (a)(g)                          1,921,820        0.3
                                                         Other Securities                                   2,874,730        0.5
                                                                                                        --------------------------
                                                                                                            4,796,550        0.8
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges                 13,602  Itron, Inc. (a)(g)                                 1,305,384        0.2
& Meters                                                 Other Securities                                     580,382        0.1
                                                                                                        --------------------------
                                                                                                            1,885,766        0.3
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems                     55,720  Hologic, Inc. (a)                                  3,824,621        0.6
                                                 24,864  Illumina, Inc. (a)                                 1,473,441        0.2
                                                         Other Securities                                   5,069,639        0.8
                                                                                                        --------------------------
                                                                                                           10,367,701        1.6
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                            Other Securities                                  12,771,830        2.0
Components
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology                                  Other Securities                                   3,139,301        0.5
----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous                                     Other Securities                                   4,747,794        0.7
----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services                       Other Securities                                   2,159,633        0.3
----------------------------------------------------------------------------------------------------------------------------------
Entertainment                                            Other Securities                                   1,870,208        0.3
----------------------------------------------------------------------------------------------------------------------------------
Fertilizers                                      43,000  Terra Industries, Inc. (a)                         2,053,680        0.3
----------------------------------------------------------------------------------------------------------------------------------
Finance Companies                                        Other Securities                                     680,987        0.1
----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan                                      Other Securities                                     708,749        0.1


          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007          17

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                                 Shares                                                                 Percent of
Industry                                           Held  Common Stocks                                       Value      Net Assets
==================================================================================================================================
Financial Data Processing Services                       Other Securities                               $   4,767,287        0.8%
& Systems
----------------------------------------------------------------------------------------------------------------------------------
Financial Information Services                           Other Securities                                   2,118,294        0.3
----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous                          29,736  Sotheby's Holdings, Inc. Class A                   1,132,942        0.2
                                                         Other Securities                                   2,899,541        0.4
                                                                                                        --------------------------
                                                                                                            4,032,483        0.6
----------------------------------------------------------------------------------------------------------------------------------
Foods                                                    Other Securities                                   6,911,198        1.1
----------------------------------------------------------------------------------------------------------------------------------
Forest Products                                          Other Securities                                     471,053        0.1
----------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services                           Other Securities                                     462,527        0.1
----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries                             Other Securities                                     400,714        0.1
----------------------------------------------------------------------------------------------------------------------------------
Glass                                                    Other Securities                                     239,540        0.0
----------------------------------------------------------------------------------------------------------------------------------
Gold                                            211,900  Coeur d'Alene Mines Corp. (a)(g)                   1,046,786        0.1
                                                         Other Securities                                     442,016        0.1
                                                                                                        --------------------------
                                                                                                            1,488,802        0.2
----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities                                   Other Securities                                   3,631,051        0.6
----------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services                          Other Securities                                   5,523,584        0.9
----------------------------------------------------------------------------------------------------------------------------------
Health Care Services                                     Other Securities                                   4,826,867        0.8
----------------------------------------------------------------------------------------------------------------------------------
Homebuilding                                             Other Securities                                     674,741        0.1
----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel                                              Other Securities                                     366,094        0.1
----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings                                    Other Securities                                   2,524,333        0.4
----------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices                  Other Securities                                   3,986,459        0.6
----------------------------------------------------------------------------------------------------------------------------------
Industrial Products                                      Other Securities                                     143,451        0.0
----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life                                          Other Securities                                   2,710,464        0.4
----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line                                    Other Securities                                   6,904,069        1.1
----------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty                     41,000  Aspen Insurance Holdings Ltd.                      1,182,440        0.2
                                                         Other Securities                                   9,914,033        1.6
                                                                                                        --------------------------
                                                                                                           11,096,473        1.8
----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies                  39,200  Waddell & Reed Financial, Inc. Class A             1,414,728        0.2
                                                         Other Securities                                   4,408,431        0.7
                                                                                                        --------------------------
                                                                                                            5,823,159        0.9
----------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones                             Other Securities                                   1,083,344        0.2
----------------------------------------------------------------------------------------------------------------------------------
Leisure Time                                             Other Securities                                   2,802,955        0.4
----------------------------------------------------------------------------------------------------------------------------------
Machine Tools                                            Other Securities                                     117,855        0.0
----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering                                  Other Securities                                     545,286        0.1
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural                                  Other Securities                                     427,351        0.1
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling                       Other Securities                                     687,744        0.1
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines                                       Other Securities                                     718,762        0.1
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty                          Other Securities                                   5,042,725        0.8
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment & Services         27,972  Exterran Holdings, Inc. (a)                        2,288,110        0.4
                                                         Other Securities                                   7,689,714        1.2
                                                                                                        --------------------------
                                                                                                            9,977,824        1.6
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty                             17,400  Bucyrus International, Inc.                        1,729,386        0.3
                                                         Other Securities                                     651,526        0.1
                                                                                                        --------------------------
                                                                                                            2,380,912        0.4
----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing                                     Other Securities                                     502,108        0.1
----------------------------------------------------------------------------------------------------------------------------------
Manufacturing                                            Other Securities                                     350,127        0.1


18          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                                 Shares                                                                 Percent of
Industry                                           Held  Common Stocks                                       Value      Net Assets
==================================================================================================================================
Medical & Dental Instruments & Supplies          32,043  Immucor, Inc. (a)                              $   1,089,142        0.2%
                                                 31,230  Inverness Medical Innovations, Inc. (a)            1,754,501        0.3
                                                 12,060  Ventana Medical Systems, Inc. (a)                  1,051,994        0.1
                                                         Other Securities                                  15,124,673        2.4
                                                                                                        --------------------------
                                                                                                           19,020,310        3.0
----------------------------------------------------------------------------------------------------------------------------------
Medical Services                                         Other Securities                                   1,980,529        0.3
----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating                                        Other Securities                                   6,136,545        1.0
----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous                          Other Securities                                   4,650,783        0.7
----------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing                        Other Securities                                      49,926        0.0
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business &                                 Other Securities                                     129,240        0.0
Consumer Discretionary
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples                           Other Securities                                     240,445        0.0
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care                                Other Securities                                      45,510        0.0
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities                    Other Securities                                   1,028,898        0.2
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing                     Other Securities                                   1,590,450        0.3
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables                          Other Securities                                     351,812        0.1
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology                                 Other Securities                                   1,262,595        0.2
----------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies                                   Other Securities                                   2,576,879        0.4
----------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment                    Other Securities                                   1,895,252        0.3
----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling                                12,254  Atwood Oceanics, Inc. (a)                          1,228,341        0.2
                                                         Other Securities                                   1,055,742        0.2
                                                                                                        --------------------------
                                                                                                            2,284,083        0.4
----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers                             76,062  PetroHawk Energy Corp. (a)                         1,316,633        0.2
                                                 19,610  Whiting Petroleum Corp. (a)                        1,130,713        0.2
                                                         Other Securities                                  14,525,155        2.3
                                                                                                        --------------------------
                                                                                                           16,972,501        2.7
----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic                                 Other Securities                                     765,919        0.1
----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International                            Other Securities                                     119,505        0.0
----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings                                        Other Securities                                   1,054,877        0.2
----------------------------------------------------------------------------------------------------------------------------------
Paper                                                    Other Securities                                   2,526,225        0.4
----------------------------------------------------------------------------------------------------------------------------------
Photography                                              Other Securities                                      61,230        0.0
----------------------------------------------------------------------------------------------------------------------------------
Plastics                                                 Other Securities                                     215,081        0.0
----------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental Services               Other Securities                                   1,576,172        0.2
----------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment                             Other Securities                                     649,572        0.1
----------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services                              Other Securities                                   1,652,220        0.3
----------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment                          Other Securities                                   7,204,415        1.1
----------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous                                Other Securities                                   1,332,752        0.2
----------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers                                   Other Securities                                   1,643,523        0.3
----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters                                  Other Securities                                   1,990,850        0.3
----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment                                       Other Securities                                   1,170,329        0.2
----------------------------------------------------------------------------------------------------------------------------------
Railroads                                                Other Securities                                     369,197        0.1
----------------------------------------------------------------------------------------------------------------------------------
Real Estate                                              Other Securities                                   1,497,879        0.2
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)            14,876  Alexandria Real Estate Equities, Inc.              1,512,443        0.2
                                                 29,600  Anthracite Capital, Inc. (c)(e)                      214,304        0.0
                                                 41,859  Nationwide Health Properties, Inc.                 1,313,117        0.2
                                                 45,300  Realty Income Corp. (g)                            1,224,006        0.2
                                                         Other Securities                                  29,429,964        4.7
                                                                                                        --------------------------
                                                                                                           33,693,834        5.3
----------------------------------------------------------------------------------------------------------------------------------


          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007          19

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                                 Shares                                                                 Percent of
Industry                                           Held  Common Stocks                                       Value      Net Assets
==================================================================================================================================
Recreational Vehicles & Boats                            Other Securities                               $   1,406,916        0.2%
----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial                    Other Securities                                     555,968        0.1
----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer                      Other Securities                                   1,532,664        0.2
----------------------------------------------------------------------------------------------------------------------------------
Restaurants                                      14,800  Chipotle Mexican Grill, Inc. Class B (a)           1,821,140        0.3
                                                         Other Securities                                   6,544,740        1.0
                                                                                                        --------------------------
                                                                                                            8,365,880        1.3
----------------------------------------------------------------------------------------------------------------------------------
Retail                                           17,516  Priceline.com, Inc. (a)                            2,011,888        0.3
                                                         Other Securities                                  16,232,956        2.6
                                                                                                        --------------------------
                                                                                                           18,244,844        2.9
----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan                                           Other Securities                                   6,668,020        1.1
----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers                         Other Securities                                   1,155,098        0.2
----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services                          Other Securities                                   3,262,926        0.5
----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial                             21,741  FTI Consulting, Inc. (a)                           1,340,115        0.2
                                                         Other Securities                                  19,209,518        3.1
                                                                                                        --------------------------
                                                                                                           20,549,633        3.3
----------------------------------------------------------------------------------------------------------------------------------
Shipping                                                 Other Securities                                   4,288,465        0.7
----------------------------------------------------------------------------------------------------------------------------------
Shoes                                                    Other Securities                                   3,332,108        0.5
----------------------------------------------------------------------------------------------------------------------------------
Steel                                                    Other Securities                                   1,851,699        0.3
----------------------------------------------------------------------------------------------------------------------------------
Sugar                                                    Other Securities                                      90,096        0.0
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment                     40,900  Polycom, Inc. (a)                                  1,136,202        0.2
                                                         Other Securities                                   2,935,316        0.4
                                                                                                        --------------------------
                                                                                                            4,071,518        0.6
----------------------------------------------------------------------------------------------------------------------------------
Textile Products                                         Other Securities                                     419,767        0.1
----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers                           Other Securities                                   4,648,888        0.7
----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber                                           Other Securities                                     807,392        0.1
----------------------------------------------------------------------------------------------------------------------------------
Tobacco                                                  Other Securities                                   1,334,287        0.2
----------------------------------------------------------------------------------------------------------------------------------
Toys                                                     Other Securities                                   1,062,116        0.2
----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous                             Other Securities                                   1,226,959        0.2
----------------------------------------------------------------------------------------------------------------------------------
Truckers                                                 Other Securities                                   2,326,912        0.4
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio                              Other Securities                                     130,815        0.0
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical                            19,800  ITC Holdings Corp.                                 1,117,116        0.2
                                                 44,600  Westar Energy, Inc.                                1,156,924        0.2
                                                         Other Securities                                   8,104,134        1.3
                                                                                                        --------------------------
                                                                                                           10,378,174        1.7
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors                              Other Securities                                   5,327,629        0.9
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous                                 Other Securities                                     612,466        0.1
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications                    67,200  Time Warner Telecom, Inc. Class A (a)(g)           1,363,488        0.2
                                                         Other Securities                                   6,470,911        1.0
                                                                                                        --------------------------
                                                                                                            7,834,399        1.2
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water                                         Other Securities                                   1,179,339        0.2
----------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade                          Other Securities                                     953,964        0.2
----------------------------------------------------------------------------------------------------------------------------------
Wholesalers                                      52,400  LKQ Corp. (a)                                      1,101,448        0.2
                                                         Other Securities                                   1,324,150        0.2
                                                                                                        --------------------------
                                                                                                            2,425,598        0.4
----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks (Cost -- $525,261,156)       587,256,036       93.2
==================================================================================================================================

                                                         Exchange-Traded Funds
==================================================================================================================================
                                                169,590  iShares Russell 2000 Index Fund (g)               12,915,974        2.0
----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Exchange-Traded Funds
                                                         (Cost -- $12,334,264)                             12,915,974        2.0


20          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007

Summary Schedule of Investments (concluded)        Master Small Cap Index Series

                                                 Shares                                                                 Percent of
Industry                                           Held  Mutual Funds                                        Value      Net Assets
==================================================================================================================================
                                                  2,900  BlackRock Kelso Capital Corp. (c)              $      44,312        0.0%
                                                         Other Securities                                     763,142        0.1
----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Mutual Funds (Cost -- $983,037)                807,454        0.1
==================================================================================================================================

Industry                                                 Rights
==================================================================================================================================
Chemicals                                                Other Securities                                           0        0.0
----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Rights (Cost -- $0)                                  0        0.0
==================================================================================================================================

                                                         Other Interests (b)
==================================================================================================================================
Oil: Crude Producers                                     Other Securities                                           0        0.0
----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Other Interests (Cost -- $0)                         0        0.0
==================================================================================================================================

                                             Beneficial
                                               Interest  Short-Term Securities
==================================================================================================================================
                                            $33,226,793  BlackRock Liquidity Series,
                                                         LLC Cash Sweep Series, 5.04% (c)(f)               33,226,793        5.3
                                             83,808,817  BlackRock Liquidity Series,
                                                         LLC Money Market Series, 4.78% (c)(d)(f)          83,808,817       13.3
----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Short-Term Securities
                                                         (Cost -- $117,035,610)                           117,035,610       18.6
==================================================================================================================================
Total Investments (Cost -- $655,614,067*)                                                                 718,015,074      113.9

Liabilities in Excess of Other Assets                                                                     (87,620,790)     (13.9)
                                                                                                        --------------------------
Net Assets                                                                                              $ 630,394,284      100.0%
                                                                                                        ==========================

* The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 661,516,435
                                                                  =============
      Gross unrealized appreciation ..........................    $ 122,933,165
      Gross unrealized depreciation ..........................      (66,434,526)
                                                                  -------------
      Net unrealized appreciation ............................    $  56,498,639
                                                                  =============
(a)   Non-income producing security.
(b) "Other interests" represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
(d)   Security was purchased with the cash proceeds from securities loans.
(e) Security held as collateral in connection with open financial futures contracts.
(f)   Represents the current yield as of December 31, 2007.
(g)   Security, or a portion of security, is on loan.
o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of net assets. Some securities, or a portion of, in this category are either held as collateral in connection with open financial futures contracts or are out on loan.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.
o Financial futures contracts purchased as of December 31, 2007, were as follows:

      --------------------------------------------------------------------------
      Number of                         Expiration       Face        Unrealized
      Contracts         Issue              Date         Value       Appreciation
      --------------------------------------------------------------------------
         74      Russell 2000 Index     March 2008   $28,101,735      $469,605
      --------------------------------------------------------------------------

      ------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Interest/
                                                                Purchase          Sale             Realized           Dividend
      Affiliate                                                   Cost            Cost               Loss               Income
      ------------------------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series                --     $(75,586,157)**              --     $  3,154,441
      BlackRock Liquidity Series, LLC Money Market Series    $ 49,642,337*              --                 --     $    828,965
      Anthracite Capital, Inc.                               $     79,398     $      8,674       $       (719)    $     30,528
      BlackRock Kelso Capital Corp.                          $     42,004               --                 --     $        946
      ------------------------------------------------------------------------------------------------------------------------

*     Represents net purchase cost.
**    Represents net sale cost.

      See Notes to Financial Statements.


          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007          21

Statement of Assets and Liabilities                Master Small Cap Index Series

As of December 31, 2007
====================================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments in unaffiliated securities, at value (including securities loaned of $79,098,563)
  (identified cost -- $538,209,313) .................................................................                   $600,720,848
Investments in affiliated securities, at value (identified cost -- $117,404,754) ....................                    117,294,226
Receivables:
    Securities sold .................................................................................    $ 3,056,557
    Contributions ...................................................................................      2,291,452
    Dividends .......................................................................................        906,596
    Securities lending ..............................................................................         86,699       6,341,304
                                                                                                         -----------
Prepaid expenses and other assets ...................................................................                         22,910
                                                                                                                        ------------
Total assets ........................................................................................                    724,379,288
                                                                                                                        ------------
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Collateral on securities loaned, at value ...........................................................                     83,808,817
Bank overdraft ......................................................................................                         70,793
Payables:
    Withdrawals .....................................................................................      7,976,744
    Securities purchased ............................................................................      1,964,209
    Variation margin ................................................................................         62,238
    Other affiliates ................................................................................          5,932
    Investment adviser ..............................................................................            579      10,009,702
                                                                                                         -----------
Accrued expenses and other liabilities ..............................................................                         95,692
                                                                                                                        ------------
Total liabilities ...................................................................................                     93,985,004
                                                                                                                        ------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net Assets ..........................................................................................                   $630,394,284
                                                                                                                        ============
====================================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------------
Investors' capital ..................................................................................                   $567,523,672
Unrealized appreciation -- net ......................................................................                     62,870,612
                                                                                                                        ------------
Net assets ..........................................................................................                   $630,394,284
                                                                                                                        ============

See Notes to Financial Statements.


22          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007

Statement of Operations                            Master Small Cap Index Series

For the Year Ended December 31, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of $2,176 foreign withholding tax and $31,474 from affiliates) ................                     $      7,305,905
Interest from affiliates .....................................................................                            3,154,441
Securities lending -- net ....................................................................                              828,965
                                                                                                                   ----------------
Total income .................................................................................                           11,289,311
                                                                                                                   ----------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Accounting services ..........................................................................    $    115,617
Professional fees ............................................................................         109,527
Custodian fees ...............................................................................          72,998
Investment advisory fees .....................................................................          64,480
Directors' fees and expenses .................................................................           9,617
Printing and shareholder reports .............................................................             888
Pricing fees .................................................................................             120
Other ........................................................................................          11,536
                                                                                                  ------------
Total expenses before reimbursement ..........................................................         384,783
Reimbursement of expenses ....................................................................          (4,886)
                                                                                                  ------------
Total expenses after reimbursement ...........................................................                              379,897
                                                                                                                   ----------------
Investment income -- net .....................................................................                           10,909,414
                                                                                                                   ----------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on:
    Investments (including $(719) from affiliates) -- net ....................................      24,927,695
    Financial futures contracts -- net .......................................................      (3,895,727)          21,031,968
                                                                                                  ------------
Change in unrealized appreciation/depreciation on:
    Investments -- net .......................................................................     (46,314,707)
    Financial futures contracts -- net .......................................................         999,848          (45,314,859)
                                                                                                  ---------------------------------
Total realized and unrealized loss -- net ....................................................                          (24,282,891)
                                                                                                                   ----------------
Net Decrease in Net Assets Resulting from Operations .........................................                     $    (13,373,477)
                                                                                                                   ================

See Notes to Financial Statements.


          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007          23

Statements of Changes in Net Assets                Master Small Cap Index Series

                                                                                                          For the Year Ended
                                                                                                             December 31,
                                                                                                    -------------------------------
Increase (Decrease) in Net Assets:                                                                      2007              2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .......................................................................    $  10,909,414     $   7,477,587
Realized gain -- net ...........................................................................       21,031,968        25,599,413
Change in unrealized appreciation/depreciation -- net ..........................................      (45,314,859)       31,237,076
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from operations ................................      (13,373,477)       64,314,076
                                                                                                    -------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ....................................................................      443,692,332       555,696,889
Fair value of withdrawals ......................................................................     (361,297,148)     (428,783,737)
                                                                                                    -------------------------------
Net increase in net assets derived from capital transactions ...................................       82,395,184       126,913,152
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ...................................................................       69,021,707       191,227,228
Beginning of year ..............................................................................      561,372,577       370,145,349
                                                                                                    -------------------------------
End of year ....................................................................................    $ 630,394,284     $ 561,372,577
                                                                                                    ===============================

See Notes to Financial Statements.


Financial Highlights                               Master Small Cap Index Series

                                                                                            For the Year Ended
                                                                                               December 31,
The following ratios have been derived from                           -------------------------------------------------------------
information provided in the financial statements.                       2007          2006         2005         2004         2003
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return ..........................................       (1.46%)       18.13%        4.63%       18.15%       47.11%
                                                                      =============================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement ...................................         .06%          .07%         .07%         .08%         .09%
                                                                      =============================================================
Expenses .........................................................         .06%          .07%         .08%         .08%         .10%
                                                                      =============================================================
Investment income -- net .........................................        1.69%         1.55%        1.17%        1.11%        1.13%
                                                                      =============================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) ...........................    $630,394      $561,373     $370,145     $365,661     $335,659
                                                                      =============================================================
Portfolio turnover ...............................................          26%           40%          37%          38%          29%
                                                                      =============================================================

See Notes to Financial Statements.


24          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007

Notes to Financial Statements                      Master Small Cap Index Series

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series"), a non-diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust. The Limited Liability Company Agreement permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue non-transferable interests in the Master LLC subject to certain limitations. Throughout this report the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to as the Board of Directors. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Master LLC. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Master LLC. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) and the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by the pricing services retained by the Master LLC, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Board of Directors.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007          25

Notes to Financial Statements (continued)          Master Small Cap Index Series

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Bank overdraft -- The Series recorded a bank overdraft which resulted from failed trades.

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Master LLC implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Series, and has determined that the adoption of FIN 48 does not have a material impact on the Series' financial statements. The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.


26          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007

Notes to Financial Statements (concluded)          Master Small Cap Index Series

The Manager is responsible for the management of the Series' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. The Manager has entered into a contractual arrangement with the Series under which all expenses incurred by the Series will not exceed .08%. This arrangement has a one-year term and is renewable. For the year ended December 31, 2007, the Manager earned $64,480, of which $4,886 was waived.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a fee that is a percentage of the management fee paid by the Series to the Manager.

The Master LLC, on behalf of the Series, has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of December 31, 2007, the Series loaned securities with a value of $336,134 to MLPF&S or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Master LLC and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended December 31, 2007, BIM received $251,767 in securities lending agent fees.

Merrill Lynch Trust Co., an indirect, wholly owned subsidiary of Merrill Lynch, was the Series' custodian. Effective July 17, 2007, State Street Bank and Trust Co. became the Series' custodian.

For the year ended December 31, 2007, the Series reimbursed the Manager $11,726 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2007 were $322,261,614, and $150,670,484.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2007. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms.


          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007          27

Report of Independent Registered Public Accounting Firm Master Small Cap Index Series

To the Investors and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of Master Small Cap Index Series, one of the portfolios constituting Quantitative Master Series LLC (the "Master LLC") (formerly Quantitative Master Series Trust) as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Small Cap Index Series of Quantitative Master Series LLC as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2008


28          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007

Proxy Results                                      Master Small Cap Index Series

During the six-month period ended December 31, 2007, the holders of interests of Master Small Cap Index Series of Quantitative Master Series LLC voted on the following proposal, which was approved at a special meeting on September 7, 2007. This proposal was a part of the reorganization of the Board of Directors of Quantitative Master Series LLC that took effect on November 1, 2007. A description of the proposal and number of shares voted for each Director are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Units of Interest          Units of Interest
                                                                                         Voted For              Withheld From Voting
------------------------------------------------------------------------------------------------------------------------------------
To elect the Board of Directors of         David O. Beim, Richard S. Davis,
Quantitative Master Series LLC:            Ronald W. Forbes, Henry Gabbay,
                                           Dr. Matina Horner, Rodney D.
                                           Johnson, Herbert I. London,
                                           Cynthia A. Montgomery, Joseph P.
                                           Platt, Jr., Robert C. Robb, Jr.,
                                           Toby Rosenblatt, Kenneth L.
                                           Urish and Frederick W. Winter                 125,557,799                    0
------------------------------------------------------------------------------------------------------------------------------------


          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007          29

Officers and Directors

                                                                                               Number of
                                                                                               BlackRock-
                          Position(s)                                                          Advised
                          Held with    Length of                                               Funds and
Name, Address             Fund/        Time                                                    Portfolios      Public
and Year of Birth         Master LLC   Served   Principal Occupation(s) During Past 5 Years    Overseen        Directorships
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
David O. Beim             Director     2007 to  Professor of Finance and Economics at the      35 Funds        None
40 East 52nd Street                    present  Columbia University Graduate School of         81 Portfolios
New York, NY 10022                              Business since 1991; Chairman of Outward
1940                                            Bound USA from 1997 to 2001; Chairman of
                                                Wave Hill, Inc. from 1990 to 2006; Trustee
                                                of Phillips Exeter Academy from 2002 to
                                                present.
------------------------------------------------------------------------------------------------------------------------------------
Ronald W. Forbes          Director     2007 to  Professor Emeritus of Finance, School of       35 Funds        None
40 East 52nd Street       and          present  Business, State University of New York at      81 Portfolios
New York, NY 10022        Co-Chairman           Albany since 2000 and Professor thereof from
1940                      of the Board          1989 to 2000; International Consultant,
                          of Directors          Urban Institute, Washington, D.C. from 1995
                                                to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Dr. Matina Horner         Director     2007 to  Executive Vice President of Teachers           35 Funds        NSTAR (electric
40 East 52nd Street                    present  Insurance and Annuity Association and          81 Portfolios   and gas utility)
New York, NY 10022                              College Retirement Equities Fund from 1989
1939                                            to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Rodney D. Johnson         Director     2007 to  President, Fairmount Capital Advisors, Inc.    35 Funds        None
40 East 52nd Street       and          present  since 1987; Director, Fox Chase Cancer         81 Portfolios
New York, NY 10022        Co-Chairman           Center since 2002; Member of the
1941                      of the Board          Archdiocesan Investment Committee of the
                          of Directors          Archdiocese of Philadelphia since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Herbert I. London         Director     2007 to  Professor Emeritus, New York University        35 Funds        AIMS Worldwide, Inc.
40 East 52nd Street       and          present  since 2005; John M. Olin Professor of          81 Portfolios   (marketing)
New York, NY 10022        Member of             Humanities, New York University from 1993 to
1939                      the Audit             2005 and Professor thereof from 1980 to
                          Committee             2005; President, Hudson Institute since 1997
                                                and Trustee thereof since 1980; Dean,
                                                Gallatin Division of New York University
                                                from 1976 to 1993; Distinguished Fellow,
                                                Herman Kahn Chair, Hudson Institute from
                                                1984 to 1985; Chairman of the Board of
                                                Directors of Vigilant Research, Inc. since
                                                2006; Member of the Board of Directors for
                                                Grantham University since 2006; Director of
                                                AIMS Worldwide, Inc. since 2006; Director of
                                                Reflex Security since 2006; Director of
                                                InnoCentive, Inc. since 2006; Director of
                                                Cerego, LLC since 2005; Director, Damon
                                                Corp. from 1991 to 1995; Overseer, Center
                                                for Naval Analyses from 1983 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery     Director     2007 to  Professor, Harvard Business School since       35 Funds        Newell Rubbermaid,
40 East 52nd Street                    present  1989; Associate Professor, J.L. Kellogg        81 Portfolios   Inc. (manufacturing)
New York, NY 10022                              Graduate School of Management, Northwestern
1952                                            University from 1985 to 1989; Associate
                                                Professor, Graduate School of Business
                                                Administration, University of Michigan from
                                                1979 to 1985; Director, Harvard Business
                                                School Publishing since 2005; Director,
                                                McLean Hospital since 2005.
------------------------------------------------------------------------------------------------------------------------------------
Joseph P. Platt, Jr.      Director     2007 to  Partner, Amarna Corporation, LLC (private      35 Funds        Greenlight Capital
40 East 52nd Street                    present  investment company) since 2002; Director,      81 Portfolios   Re, Ltd. (reinsurance
New York, NY 10022                              Jones and Brown (Canadian insurance broker)                    company)
1947                                            since 1998; Director, Greenlight Capital Re,
                                                Ltd. (reinsurance company) since 2004;
                                                Partner, Amarna Financial Company (private
                                                investment company) since 2005; Director and
                                                Executive Vice President, Johnson and
                                                Higgins (insurance brokerage) from 1990 to
                                                1997.
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Robb, Jr.       Director     2007 to  Partner, Lewis, Eckert, Robb and Company       35 Funds        None
40 East 52nd Street                    present  (management and financial consulting firm)     81 Portfolios
New York, NY 10022                              since 1981; Trustee, Medical College of
1945                                            Pennsylvania/Hahnemann University from 1998
                                                to 2002; Trustee, EQK Realty Investors from
                                                1994 to 2000; Director, Tamaqua Cable
                                                Products Company from 1981 to 1998;
                                                Director, Brynwood Partners from 1984 to
                                                1998; Director, The PNC Bank Corp. from 1994
                                                to 1998; Director, Provident National Bank
                                                from 1983 to 1993; Director, Brinks, Inc.
                                                from 1981 to 1986.
                          ----------------------------------------------------------------------------------------------------------
                          *     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


30          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007

                                                                                               Number of
                                                                                               BlackRock-
                          Position(s)                                                          Advised
                          Held with    Length of                                               Funds and
Name, Address             Fund/        Time                                                    Portfolios      Public
and Year of Birth         Master LLC   Served   Principal Occupation(s) During Past 5 Years    Overseen        Directorships
====================================================================================================================================
Non-Interested Directors* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt           Director     2007 to  President since 1999 and Vice President --     35 Funds        A.P. Pharma, Inc.
40 East 52nd Street       and Vice     present  General Partner since 1990, Founders           81 Portfolios   (speciality
New York, NY 10022        Chairman              Investments Ltd. (private investments);                        pharmaceuticals)
1938                      of the                Director, Forward Management, LLC since
                          Performance           2007; Trustee, SSR Funds from 1990 to 2005;
                          Oversight             Trustee, Metropolitan Series Funds, Inc.
                          Committee             from 2001 to 2005.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Urish          Director     2007 to  Managing Partner, Urish Popeck & Co., LLC      35 Funds        None
40 East 52nd Street       and          present  (certified public account- ants and            81 Portfolios
New York, NY 10022        Chairman of           consultants) since 1976; External Advisory
1951                      the Audit             Board, The Pennsylvania State University
                          Committee             Accounting Department since 2001; Trustee,
                                                The Holy Family Foundation since 2001;
                                                President and Trustee, Pittsburgh Catholic
                                                Publishing Associates since 2003; Former
                                                Director, Inter-Tel from 2006 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Frederick W. Winter       Director     2007 to  Professor and Dean Emeritus of the Joseph M.   35 Funds        None
40 East 52nd Street       and          present  Katz School of Business -- University of       81 Portfolios
New York, NY 10022        Member of             Pittsburgh since 2005 and Dean thereof from
1945                      the Audit             1997 to 2005; Director, Alkon Corporation
                          Committee             (pneumatics) since 1992; Director,
                                                Indotronix International (IT service) since
                                                2004; Director, Tippman Sports (recreation)
                                                since 2005.
                          ----------------------------------------------------------------------------------------------------------
                          *     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
====================================================================================================================================
Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis          Director     2007 to  Managing Director, BlackRock, Inc. since       184 Funds       None
40 East 52nd Street                    present  2005; Chief Executive Officer, State Street    289 Portfolios
New York, NY 10022                              Research & Management Company from 2000 to
1945                                            2005; Chairman of the Board of Trustees,
                                                State Street Research mutual funds ("SSR
                                                Funds") from 2000 to 2005; Senior Vice
                                                President, Metropolitan Life Insurance
                                                Company from 1999 to 2000; Chairman, SSR
                                                Realty from 2000 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay              Director     2007 to  Consultant, BlackRock, Inc. since 2007;        183 Funds       None
40 East 52nd Street                    present  Managing Director, BlackRock, Inc. from 1989   288 Portfolios
New York, NY 10022                              to 2007; Chief Administrative Officer,
1947                                            BlackRock Advisors, LLC from 1998 to 2007;
                                                President of BlackRock Funds and BlackRock
                                                Bond Allocation Target Shares from 2005 to
                                                2007; Treasurer of certain closed-end funds
                                                in the BlackRock Fund complex from 1989 to
                                                2006.
                          ----------------------------------------------------------------------------------------------------------
                          *     Messrs. Davis and Gabbay are both "interested persons," as defined in the Investment Company
                                Act of 1940, of the Fund/Master LLC based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
====================================================================================================================================
Advisory Board Member
------------------------------------------------------------------------------------------------------------------------------------
David R.                  Advisory     2007     Chairman, Wilmerding & Associates, Inc.        35 Funds        Chestnut Street
Wilmerding, Jr.*          Board                 (investment advisers) from 1989 to 2005;       81 Portfolios   Exchange Fund,
40 East 52nd Street       Member                Chairman, Coho Partners, Ltd. (investment                      (open-end
New York, NY 10022                              advisers) from 2003 to 2005; Director,                         investment company)
1935                                            Beaver Management Corporation.
                          ----------------------------------------------------------------------------------------------------------
                          *     David R. Wilmerding, Jr. resigned from the Advisory Board of the Fund/Master LLC, effective
                                December 31, 2007.


          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007          31

Officers and Directors (concluded)

                          Position(s)
                          Held with    Length of
Name, Address             Fund/        Time
and Year of Birth         Master LLC   Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Master LLC Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke           Fund         2007 to  Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of
40 East 52nd Street       President    present  Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P.
New York, NY 10022        and Chief             ("FAM") in 2006; First Vice President thereof from 1997 to 2005; Treasurer thereof
1960                      Executive             from 1999 to 2006 and Vice President thereof from 1990 to 1997.
                          Officer
------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley          Vice         2007 to  Managing Director of BlackRock, Inc. since 2000 and First Vice President and Chief
40 East 52nd Street       President    present  Operating Officer of Mergers and Acquisitions Group from 1997 to 2000; First Vice
New York, NY 10022                              President and Chief Operating Officer of Public Finance Group thereof from 1995 to
1962                                            1997; First Vice President of Emerging Markets Fixed Income Research of Merrill
                                                Lynch & Co., Inc. from 1994 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews           Chief        2007 to  Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and
40 East 52nd Street       Financial    present  Line of Business Head of Fund Accounting and Administration at PFPC Inc. from 1992
New York, NY 10022        Officer               to 2006.
1966
------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife               Treasurer    2007 to  Managing Director of BlackRock, Inc. since 2007 and Director since 2006; Formerly
40 East 52nd Street                    present  Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of
New York, NY 10022                              MLIM Fund Services Group from 2001 to 2006.
1970
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan         Chief        2007 to  Chief Compliance Officer of the Funds since 2007; Managing Director and Senior
40 East 52nd Street       Compliance   present  Counsel thereof since 2005; Director and Senior Counsel of BlackRock
New York, NY 10022        Officer               Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from
1959                                            1998 to 2000; Senior Counsel of The PNC Bank Corp. from 1995 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff            Secretary    2007 to  Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock,
40 East 52nd Street                    present  Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset Management,
New York, NY 10022                              L.P. from 1993 to 2006.
1965
                          ----------------------------------------------------------------------------------------------------------
                          *     Officers of the Fund/Master LLC serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
                          Further information about the Fund's Officers and Directors is available in the Fund's LLC's Statement of
                          Additional Information, which can be obtained without charge by calling (800) 441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and
Trust Company
North Quincy, MA 02171

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


32          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select "eDelivery" under the "More Information" section

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007          33

BlackRock Fund Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our website at www.blackrock.com, by calling
(800) 441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our website at www.blackrock.com, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


34          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


          BLACKROCK SMALL CAP INDEX FUND           DECEMBER 31, 2007          35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

BlackRock Index Funds, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                  #Index 3-12/07

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Donald W. Burton (term ended, effective November 1, 2007)
            John F. O'Brien (term ended, effective November 1, 2007)
            Kenneth L. Urish (term began, effective November 1, 2007)
            David H. Walsh (term ended, effective November 1, 2007)
            Fred G. Weiss (term ended, effective November 1, 2007)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Small
Cap Index Fund        $6,500       $6,500            $0              $0         $6,100        $6,000          $1,042         $0
----------------------------------------------------------------------------------------------------------------------------------
Master Small Cap
Index Series          $43,400      $43,400           $0            $24,000      $17,000       $17,000           $0           $0
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                     Entity Name                  Year End           Year End
            --------------------------------------------------------------------
            BlackRock Small Cap Index Fund        $291,642          $3,077,450
            --------------------------------------------------------------------
            Master Small Cap Index Series         $301,500          $3,112,450
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Schedule of Investments - Master Small Cap Index Series

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.4%             7,600  DG FastChannel, Inc. (a)                                              $     194,864
                                       11,700  Greenfield Online, Inc. (a)                                                 170,937
                                       14,600  inVentiv Health, Inc. (a)                                                   452,016
                                       12,200  Marchex, Inc. Class B (i)                                                   132,492
                                       19,770  National CineMedia, Inc.                                                    498,402
                                       22,600  Valassis Communications, Inc. (a)                                           264,194
                                       46,380  ValueClick, Inc. (a)                                                      1,015,722
                                                                                                                   ---------------
                                                                                                                         2,728,627
----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.8%                        3,000  AeroVironment, Inc. (a)                                                      72,600
                                        6,400  Argon ST, Inc. (a)                                                          118,784
                                       20,568  Curtiss-Wright Corp.                                                      1,032,514
                                       11,726  Heico Corp. (i)                                                             638,832
                                        6,900  Ladish Co., Inc. (a)                                                        298,011
                                        3,500  MTC Technologies, Inc. (a)                                                   82,250
                                       16,713  Moog, Inc. Class A (a)                                                      765,623
                                       27,735  Orbital Sciences Corp. (a)                                                  680,062
                                       16,334  Teledyne Technologies, Inc. (a)                                             871,092
                                        4,500  TransDigm Group, Inc. (a)                                                   203,265
                                                                                                                   ---------------
                                                                                                                         4,763,033
----------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing &                  1,200  Alico, Inc. (i)                                                              43,800
Ranching - 0.1%                         6,500  The Andersons, Inc.                                                         291,200
                                        4,000  Cadiz, Inc. (a)                                                              84,000
                                                                                                                   ---------------
                                                                                                                           419,000
----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.7%                   16,368  AAR Corp. (a)(g)                                                            622,475
                                       23,100  ABX Holdings, Inc. (a)                                                       96,558
                                       39,820  AirTran Holdings, Inc. (a)                                                  285,111
                                       18,398  Alaska Air Group, Inc. (a)                                                  460,134
                                        1,600  Allegiant Travel Co. (a)                                                     51,424
                                        6,500  Atlas Air Worldwide Holdings, Inc. (a)                                      352,430
                                        9,185  Bristow Group, Inc. (a)                                                     520,330
                                       17,500  ExpressJet Holdings, Inc. (a)                                                43,400
                                       83,400  JetBlue Airways Corp. (a)(i)                                                492,060
                                        9,800  Midwest Air Group, Inc. (a)                                                 145,040
                                        7,100  PHI, Inc. (a)                                                               220,242
                                       10,200  Pinnacle Airlines Corp. (a)                                                 155,550
                                       14,700  Republic Airways Holdings, Inc. (a)                                         287,973
                                       28,400  SkyWest, Inc.                                                               762,540
                                                                                                                   ---------------
                                                                                                                         4,495,267
----------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.2%                        13,692  Century Aluminum Co. (a)                                                    738,546
                                        7,100  Kaiser Aluminum Corp.                                                       564,308
                                                                                                                   ---------------
                                                                                                                         1,302,854
----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After                      10,343  Aftermarket Technology Corp. (a)                                            281,950
Market - 0.1%                           8,450  Commercial Vehicle Group, Inc. (a)                                          122,525
                                        4,800  Standard Motor Products, Inc.                                                39,168
                                       10,999  Superior Industries International, Inc. (i)                                 199,852
                                                                                                                   ---------------
                                                                                                                           643,495
----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original                   21,100  American Axle & Manufacturing Holdings, Inc.                                392,882
Equipment - 0.5%                       10,800  Amerigon Inc. (a)                                                           227,448
                                       33,600  ArvinMeritor, Inc.                                                          394,128
                                       47,500  Hayes Lemmerz International, Inc. (a)                                       217,075
                                       35,680  Lear Corp. (a)                                                              986,909

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                        6,900  Noble International Ltd.                                              $     112,539
                                        3,873  Sauer-Danfoss, Inc.                                                          97,019
                                        3,900  Stoneridge, Inc. (a)                                                         31,356
                                       20,200  Tenneco, Inc. (a)                                                           526,614
                                       61,200  Visteon Corp. (a)                                                           268,668
                                                                                                                   ---------------
                                                                                                                         3,254,638
----------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%             8,400  Accuride Corp. (a)                                                           66,024
                                       31,900  Force Protection, Inc. (a)(i)                                               148,973
                                        4,000  Miller Industries, Inc. (a)                                                  54,760
                                       13,394  Modine Manufacturing Co.                                                    221,135
                                       15,400  Spartan Motors, Inc. (i)                                                    117,656
                                       13,245  Wabash National Corp.                                                       101,854
                                                                                                                   ---------------
                                                                                                                           710,402
----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%             6,600  Northfield Bancorp, Inc. (a)                                                 71,412
                                       14,000  Signature Bank (a)                                                          472,500
                                                                                                                   ---------------
                                                                                                                           543,912
----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside                          4,684  1st Source Corp.                                                             81,080
New York City - 5.1%                    7,480  Abington Bancorp, Inc.                                                       70,312
                                        7,421  Alabama National Bancorp.                                                   577,428
                                       11,718  Amcore Financial, Inc.                                                      265,998
                                        8,350  AmericanWest Bancorp (i)                                                    147,210
                                        5,900  Ameris Bancorp                                                               99,415
                                        2,990  Bancfirst Corp.                                                             128,121
                                       10,600  Banco Latinoamericano de Exportaciones, SA                                  172,886
                                        6,915  The Bancorp, Inc. (a)                                                        93,076
                                        6,700  Bank of the Ozarks, Inc.                                                    175,540
                                       10,100  BankFinancial Corp.                                                         159,782
                                        8,013  Banner Corp.                                                                230,213
                                       13,600  Beneficial Mutual Bancorp, Inc. (a)                                         132,192
                                       17,233  Boston Private Financial Holdings, Inc.                                     466,669
                                       31,365  CVB Financial Corp.                                                         324,314
                                        4,821  Capital City Bank Group, Inc. (i)                                           136,048
                                        4,800  Capital Corp. of the West                                                    93,264
                                        7,000  Capitol Bancorp Ltd.                                                        140,840
                                       12,025  Cascade Bancorp (i)                                                         167,388
                                       23,944  Cathay General Bancorp                                                      634,276
                                       24,000  Centennial Bank Holdings, Inc. (a)                                          138,720
                                        5,700  Center Financial Corp.                                                       70,224
                                       14,648  Central Pacific Financial Corp.                                             270,402
                                       11,748  Chemical Financial Corp.                                                    279,485
                                       20,282  Chittenden Corp.                                                            722,445
                                       35,687  Citizens Banking Corp.                                                      517,818
                                        8,593  City Holding Co.                                                            290,787
                                        6,598  CityBank                                                                    147,135
                                        2,400  Clifton Savings Bancorp, Inc.                                                23,520
                                       10,426  CoBiz Financial, Inc.                                                       155,035
                                        8,541  Columbia Banking System, Inc.                                               253,924
                                        5,200  Community Bancorp (a)                                                        90,324
                                       14,300  Community Bank System, Inc.                                                 284,141
                                        7,323  Community Trust Bancorp, Inc.                                               201,602
                                       18,604  Corus Bankshares, Inc. (i)                                                  198,505

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                        3,500  Enterprise Financial Services Corp. (i)                               $      83,335
                                       39,200  First BanCorp                                                               285,768
                                        4,136  First Bancorp                                                                78,129
                                       13,214  First Busey Corp. (i)                                                       262,430
                                       15,123  First Charter Corp.                                                         451,573
                                       34,840  First Commonwealth Financial Corp. (i)                                      371,046
                                       11,111  First Community Bancorp, Inc.                                               458,218
                                        3,694  First Community Bancshares, Inc.                                            117,802
                                       14,387  First Financial Bancorp                                                     164,012
                                        9,753  First Financial Bankshares, Inc.                                            367,200
                                        5,744  First Financial Corp.                                                       162,785
                                        7,046  First Merchants Corp.                                                       153,885
                                       21,800  First Midwest Bancorp, Inc.                                                 667,080
                                        3,600  First Regional Bancorp (a)                                                   68,004
                                        2,600  First South Bancorp, Inc. (i)                                                57,694
                                       11,500  First State Bancorp.                                                        159,850
                                       35,400  FirstMerit Corp.                                                            708,354
                                       14,300  Franklin Bank Corp. (a)                                                      61,633
                                       18,466  Frontier Financial Corp. (i)                                                342,914
                                       24,764  Glacier Bancorp, Inc. (i)                                                   464,077
                                        5,500  Greene County Bancshares, Inc.                                              105,600
                                       12,554  Hancock Holding Co.                                                         479,563
                                       19,504  Hanmi Financial Corp.                                                       168,124
                                       14,736  Harleysville National Corp.                                                 214,704
                                        4,300  Heartland Financial USA, Inc. (i)                                            79,851
                                        4,700  Heritage Commerce Corp.                                                      86,433
                                        3,900  Home Bancshares, Inc.                                                        81,783
                                        7,545  Independent Bank Corp./MA                                                   205,375
                                       13,345  Independent Bank Corp./MI                                                   126,778
                                       10,774  Integra Bank Corp.                                                          152,021
                                       22,010  International Bancshares Corp.                                              460,889
                                       21,300  Investors Bancorp, Inc. (a)                                                 301,182
                                       10,148  Irwin Financial Corp.                                                        74,588
                                        6,705  Lakeland Bancorp, Inc.                                                       77,711
                                        4,100  Lakeland Financial Corp.                                                     85,690
                                       17,083  MB Financial, Inc.                                                          526,669
                                        7,827  Macatawa Bank Corp. (i)                                                      67,234
                                        6,719  MainSource Financial Group, Inc.                                            104,548
                                       10,780  Midwest Banc Holdings, Inc.                                                 133,888
                                       15,513  NBT Bancorp, Inc.                                                           354,007
                                       10,900  Nara Bancorp, Inc.                                                          127,203
                                       23,147  National Penn Bancshares, Inc. (i)                                          350,446
                                       31,395  Old National Bancorp                                                        469,669
                                        5,922  Old Second Bancorp, Inc.                                                    158,650
                                        6,141  Omega Financial Corp. (i)                                                   179,686
                                       11,318  Oriental Financial Group                                                    151,774
                                       22,162  Pacific Capital Bancorp                                                     446,121
                                        5,715  Park National Corp. (i)                                                     368,618
                                        4,110  Peoples Bancorp, Inc.                                                       102,298
                                        6,800  Pinnacle Financial Partners, Inc. (a)                                       172,856
                                        8,600  Piper Jaffray Cos. (a)                                                      398,352

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                        4,550  Preferred Bank                                                        $     118,391
                                        9,496  PrivateBancorp, Inc. (i)                                                    310,044
                                       16,700  Prosperity Bancshares, Inc.                                                 490,813
                                       15,724  Provident Bankshares Corp.                                                  336,336
                                       10,198  Renasant Corp.                                                              219,971
                                        2,954  Republic Bancorp, Inc. Class A                                               48,830
                                        1,333  Royal Bancshares of Pennsylvania Class A                                     14,663
                                       11,663  S&T Bancorp, Inc.                                                           322,365
                                        3,263  SCBT Financial Corp.                                                        103,339
                                       15,100  SVB Financial Group (a)                                                     761,040
                                        4,430  SY Bancorp, Inc.                                                            106,054
                                        7,514  Sandy Spring Bancorp, Inc.                                                  209,039
                                        1,403  Santander BanCorp                                                            12,150
                                        8,858  Seacoast Banking Corp. of Florida (i)                                        91,060
                                        8,200  Security Bank Corp. (i)                                                      74,948
                                        3,800  Sierra Bancorp                                                               94,582
                                        5,400  Simmons First National Corp. Class A                                        143,100
                                       34,700  The South Financial Group, Inc.                                             542,361
                                        4,680  Southside Bancshares, Inc.                                                   95,753
                                        8,200  Southwest Bancorp, Inc.                                                     150,306
                                       35,814  Sterling Bancshares, Inc.                                                   399,684
                                       13,302  Sterling Financial Corp.                                                    218,419
                                        4,900  Suffolk Bancorp                                                             150,479
                                        5,270  Sun Bancorp, Inc. (a)                                                        83,161
                                       19,700  Superior Bancorp (a)                                                        105,789
                                       39,756  Susquehanna Bancshares, Inc.                                                733,097
                                        3,000  Taylor Capital Group, Inc.                                                   61,200
                                       11,961  Texas Capital Bancshares, Inc. (a)                                          218,288
                                        2,840  Tompkins Trustco, Inc.                                                      110,192
                                        4,978  Trico Bancshares                                                             96,075
                                       36,461  TrustCo Bank Corp. NY (i)                                                   361,693
                                       22,927  Trustmark Corp.                                                             581,429
                                       43,700  UCBH Holdings, Inc.                                                         618,792
                                       13,652  UMB Financial Corp.                                                         523,691
                                       28,780  Umpqua Holdings Corp.                                                       441,485
                                        4,700  Union Bankshares Corp.                                                       99,358
                                       18,000  United Bankshares, Inc.                                                     504,360
                                       19,600  United Community Banks, Inc.                                                309,680
                                        2,200  United Security Bancshares (i)                                               33,616
                                        4,550  Univest Corp. of Pennsylvania (i)                                            96,051
                                        7,554  Virginia Commerce Bancorp (a)(i)                                             88,608
                                        5,000  Washington Trust Bancorp, Inc.                                              126,150
                                       11,963  WesBanco, Inc.                                                              246,438
                                        7,600  West Coast Bancorp                                                          140,600
                                       13,083  Westamerica Bancorp. (i)                                                    582,848
                                        9,100  Western Alliance Bancorp (a)(i)                                             170,807
                                        7,300  Wilshire Bancorp, Inc.                                                       57,305
                                       11,600  Wintrust Financial Corp.                                                    384,308
                                                                                                                   ---------------
                                                                                                                        32,026,967
----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers                       4,700  Boston Beer Co., Inc. Class A (a)                                           176,955
(Wineries) - 0.0%
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%            2,287  Coca-Cola Bottling Co. Consolidated                                   $     134,659
                                        1,810  Farmer Bros. Co.                                                             41,612
                                        8,400  Green Mountain Coffee Roasters, Inc. (a)                                    341,880
                                       12,900  Jones Soda Co. (a)(i)                                                        95,976
                                        3,108  National Beverage Corp.                                                      24,988
                                        7,300  Peet's Coffee & Tea, Inc. (a)(i)                                            212,211
                                                                                                                   ---------------
                                                                                                                           851,326
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                7,860  AMAG Pharmaceuticals, Inc. (a)                                              472,622
Production - 2.6%                      15,600  Acadia Pharmaceuticals, Inc. (a)                                            172,692
                                       10,500  Acorda Therapeutics, Inc. (a)                                               230,580
                                       11,587  Albany Molecular Research, Inc. (a)                                         166,621
                                       16,980  Alexion Pharmaceuticals, Inc. (a)                                         1,274,009
                                       22,200  Allos Therapeutics, Inc. (a)                                                139,638
                                       16,300  Alnylam Pharmaceuticals, Inc. (a)(i)                                        474,004
                                       10,300  Altus Pharmaceuticals, Inc. (a)                                              53,354
                                       22,700  American Oriental Bioengineering, Inc. (a)(i)                               251,516
                                        2,900  Amicus Therapeutics, Inc. (a)                                                31,175
                                       35,800  Applera Corp. - Celera Genomics Group (a)(g)                                568,146
                                       34,000  Arena Pharmaceuticals, Inc. (a)                                             266,220
                                       34,819  Ariad Pharmaceuticals, Inc. (a)                                             147,981
                                       18,800  Arqule, Inc. (a)                                                            109,040
                                       22,200  Array Biopharma, Inc. (a)                                                   186,924
                                       12,120  ArthroCare Corp. (a)(i)                                                     582,366
                                        1,400  Biodel, Inc. (a)                                                             32,522
                                       12,700  Bionovo, Inc. (a)(i)                                                         21,717
                                       38,424  Cell Genesys, Inc. (a)                                                       88,375
                                       25,867  Cubist Pharmaceuticals, Inc. (a)                                            530,532
                                       17,500  Cypress Bioscience, Inc. (a)                                                193,200
                                       11,800  Cytokinetics, Inc. (a)                                                       55,814
                                       41,000  Discovery Laboratories, Inc. (a)                                             88,150
                                       38,096  Encysive Pharmaceuticals, Inc. (a)(i)                                        32,382
                                       22,100  Enzon Pharmaceuticals, Inc. (a)                                             210,613
                                       48,718  Exelixis, Inc. (a)                                                          420,436
                                       40,500  GenVec, Inc. (a)                                                             59,535
                                        5,300  Genomic Health, Inc. (a)(i)                                                 119,992
                                       34,429  Geron Corp. (a)(i)                                                          195,557
                                       26,800  Halozyme Therapeutics, Inc. (a)                                             190,548
                                       62,600  Human Genome Sciences, Inc. (a)                                             653,544
                                        6,800  Idenix Pharmaceuticals, Inc. (a)(i)                                          18,360
                                       18,200  Immunomedics, Inc. (a)                                                       42,224
                                       39,324  Incyte Corp. (a)                                                            395,206
                                        8,500  Integra LifeSciences Holdings Corp. (a)                                     356,405
                                       14,214  InterMune, Inc. (a)                                                         189,473
                                        6,200  Kendle International, Inc. (a)                                              303,304
                                        6,200  Kensey Nash Corp. (a)                                                       185,504
                                       20,700  Keryx Biopharmaceuticals, Inc. (a)(i)                                       173,880
                                       14,700  Kosan Biosciences, Inc. (a)                                                  52,920
                                       21,750  MannKind Corp. (a)(i)                                                       173,130
                                       15,100  Martek Biosciences Corp. (a)(i)                                             446,658
                                        9,901  Maxygen, Inc. (a)                                                            79,505
                                       10,500  Medivation, Inc. (a)                                                        151,200

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                        6,900  Metabolix, Inc. (a)                                                   $     164,220
                                       11,900  Momenta Pharmaceuticals, Inc. (a)                                            84,966
                                       20,000  Myriad Genetics, Inc. (a)                                                   928,400
                                       26,354  Nabi Biopharmaceuticals (a)                                                  95,138
                                        1,800  Nanosphere, Inc. (a)                                                         25,182
                                       13,200  Nastech Pharmaceutical Co., Inc. (a)(i)                                      50,160
                                       19,200  Neurocrine Biosciences, Inc. (a)(i)                                          87,168
                                        8,900  Neurogen Corp. (a)                                                           30,705
                                        7,200  Novacea, Inc. (a)                                                            21,456
                                       26,800  OSI Pharmaceuticals, Inc. (a)                                             1,300,068
                                        6,500  Omrix Biopharmaceuticals, Inc. (a)                                          225,810
                                        3,700  Orexigen Therapeutics, Inc. (a)                                              52,725
                                        4,600  Osiris Therapeutics, Inc. (a)(i)                                             55,292
                                        8,950  PharmaNet Development Group, Inc. (a)                                       350,930
                                       14,800  Poniard Pharmaceuticals, Inc. (a)(i)                                         65,268
                                       12,100  Progenics Pharmaceuticals, Inc. (a)                                         218,647
                                        5,260  Protalix BioTherapeutics, Inc. (a)                                           17,884
                                       15,600  Regeneration Technologies, Inc. (a)                                         135,408
                                       13,070  Rigel Pharmaceuticals, Inc. (a)(i)                                          331,847
                                       23,428  Savient Pharmaceuticals, Inc. (a)                                           538,141
                                       23,000  Seattle Genetics, Inc. (a)                                                  262,200
                                          800  Sucampo Pharmaceuticals, Inc. Class A (a)                                    14,672
                                        2,900  Synta Pharmaceuticals Corp. (a)                                              19,430
                                       24,932  Telik, Inc. (a)(i)                                                           86,514
                                       12,400  Tercica, Inc. (a)(i)                                                         84,072
                                       13,900  Vanda Pharmaceuticals, Inc. (a)                                              95,632
                                       32,800  ViroPharma, Inc. (a)                                                        260,432
                                       62,300  XOMA Ltd. (a)                                                               211,197
                                       18,400  ZymoGenetics, Inc. (a)                                                      214,728
                                                                                                                   ---------------
                                                                                                                        16,615,866
----------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%               4,300  Ameron International Corp.                                                  396,245
                                        3,200  BlueLinx Holdings, Inc. (i)                                                  12,576
                                       14,600  Building Material Holding Corp. (i)                                          80,738
                                        9,712  LSI Industries, Inc.                                                        176,758
                                        9,568  NCI Building Systems, Inc. (a)                                              275,463
                                        1,300  PGT, Inc. (a)                                                                 6,188
                                       15,832  Simpson Manufacturing Co., Inc. (i)                                         420,973
                                       12,705  Texas Industries, Inc.                                                      890,621
                                        5,209  Trex Co., Inc. (a)(i)                                                        44,329
                                       10,765  Watsco, Inc.                                                                395,721
                                       11,700  Zoltek Cos., Inc. (a)(i)                                                    501,579
                                                                                                                   ---------------
                                                                                                                         3,201,191
----------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                17,200  U.S. Concrete, Inc. (a)                                                      57,276
----------------------------------------------------------------------------------------------------------------------------------
Building: Heating &                     6,850  Aaon, Inc.                                                                  135,767
Plumbing - 0.1%                        11,300  Interline Brands, Inc. (a)                                                  247,583
                                                                                                                   ---------------
                                                                                                                           383,350
----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.2%          7,800  Builders FirstSource, Inc. (a)(i)                                            56,316
                                       17,800  Comfort Systems USA, Inc.                                                   227,484
                                        8,600  Drew Industries, Inc. (a)                                                   235,640

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       16,000  Goodman Global, Inc. (a)                                              $     392,640
                                       15,347  Griffon Corp. (a)                                                           191,070
                                                                                                                   ---------------
                                                                                                                         1,103,150
----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing &                    22,250  Beacon Roofing Supply, Inc. (a)(i)                                          187,345
Wallboard - 0.0%                          200  China Architectural Engineering, Inc. (a)                                     1,730
                                                                                                                   ---------------
                                                                                                                           189,075
----------------------------------------------------------------------------------------------------------------------------------
Cable Television                      193,000  Charter Communications, Inc. Class A (a)(i)                                 225,810
Services - 0.1%                         6,998  Crown Media Holdings, Inc. Class A (a)(i)                                    45,487
                                       45,694  TiVo, Inc. (a)(i)                                                           381,088
                                                                                                                   ---------------
                                                                                                                           652,385
----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.6%              11,900  Ameristar Casinos, Inc.                                                     327,726
                                       24,500  Bally Technologies, Inc. (a)                                              1,218,140
                                        3,832  Churchill Downs, Inc.                                                       206,813
                                        7,805  Dover Downs Gaming & Entertainment, Inc.                                     87,806
                                        6,875  Isle of Capri Casinos, Inc. (a)                                              94,669
                                       11,200  Lakes Entertainment, Inc. (a)                                                77,616
                                       11,300  MTR Gaming Group, Inc. (a)                                                   76,727
                                       17,474  Magna Entertainment Corp. Class A (a)(i)                                     16,950
                                        5,300  Monarch Casino & Resort, Inc. (a)                                           127,624
                                       13,100  Multimedia Games, Inc. (a)(i)                                               109,254
                                       26,194  Pinnacle Entertainment, Inc. (a)                                            617,131
                                        3,900  Riviera Holdings Corp. (a)                                                  120,120
                                       17,500  Shuffle Master, Inc. (a)(i)                                                 209,825
                                       16,500  Trump Entertainment Resorts, Inc. (a)(i)                                     70,950
                                       18,418  WMS Industries, Inc. (a)                                                    674,836
                                                                                                                   ---------------
                                                                                                                         4,036,187
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%                       13,506  A. Schulman, Inc.                                                           291,054
                                        7,033  American Vanguard Corp. (i)                                                 122,022
                                       11,456  Arch Chemicals, Inc.                                                        421,008
                                        6,900  Balchem Corp.                                                               154,422
                                       25,500  CF Industries Holdings, Inc.                                              2,806,530
                                       11,200  Cabot Microelectronics Corp. (a)(i)                                         402,192
                                       19,401  Calgon Carbon Corp. (a)(i)                                                  308,282
                                       12,485  Cambrex Corp.                                                               104,624
                                       11,100  EnerSys (a)                                                                 277,056
                                       17,364  Energy Conversion Devices, Inc. (a)(i)                                      584,299
                                       31,800  Exide Technologies (a)(i)                                                   254,400
                                       17,537  Georgia Gulf Corp. (i)                                                      116,095
                                       54,300  Hercules, Inc.                                                            1,050,705
                                       10,000  Innophos Holdings, Inc.                                                     148,800
                                       10,400  Innospec, Inc.                                                              178,464
                                        7,700  LSB Industries, Inc. (a)(i)                                                 217,294
                                       10,500  Landec Corp. (a)                                                            140,700
                                       11,741  Medis Technologies Ltd. (a)(i)                                              181,164
                                        3,134  NL Industries, Inc.                                                          35,822
                                        7,000  NewMarket Corp.                                                             389,830
                                        6,665  Nuco2, Inc. (a)                                                             165,959
                                       13,400  OM Group, Inc. (a)                                                          771,036
                                       39,267  PolyOne Corp. (a)                                                           258,377
                                        6,600  Polypore International, Inc. (a)                                            115,500
                                       15,200  Rockwood Holdings, Inc. (a)                                                 504,944

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       16,100  Senomyx, Inc. (a)                                                     $     120,589
                                       11,700  ShengdaTech, Inc. (a)(i)                                                    169,065
                                        3,155  Stepan Co.                                                                  102,632
                                        9,400  Tronox, Inc. Class A (i)                                                     83,660
                                        6,800  Tronox, Inc. Class B                                                         58,820
                                       23,300  UAP Holding Corp.                                                           899,380
                                       31,300  W.R. Grace & Co. (a)                                                        819,434
                                       10,480  Zep, Inc. (a)                                                               145,358
                                                                                                                   ---------------
                                                                                                                        12,399,517
----------------------------------------------------------------------------------------------------------------------------------
Coal - 0.2%                            30,200  Alpha Natural Resources, Inc. (a)                                           980,896
                                       54,400  International Coal Group, Inc. (a)(i)                                       291,584
                                        8,100  US BioEnergy Corp. (a)                                                       94,851
                                                                                                                   ---------------
                                                                                                                         1,367,331
----------------------------------------------------------------------------------------------------------------------------------
Commercial Information                 12,258  Arbitron, Inc.                                                              509,565
Services - 0.2%                         2,600  HSW International, Inc. (a)                                                  16,198
                                       12,061  infoUSA, Inc.                                                               107,705
                                       13,100  LECG Corp. (a)                                                              197,286
                                       12,900  LoopNet, Inc. (a)(i)                                                        181,245
                                                                                                                   ---------------
                                                                                                                         1,011,999
----------------------------------------------------------------------------------------------------------------------------------
Communications &                       32,900  Entravision Communications Corp. Class A (a)                                257,607
Media - 0.1%                          116,800  Gemstar-TV Guide International, Inc. (a)                                    555,968
                                       10,300  Knology, Inc. (a)                                                           131,634
                                                                                                                   ---------------
                                                                                                                           945,209
----------------------------------------------------------------------------------------------------------------------------------
Communications                        173,300  3Com Corp. (a)                                                              783,316
Technology - 2.6%                      10,700  Acme Packet, Inc. (a)                                                       134,713
                                       27,600  Adtran, Inc.                                                                590,088
                                        8,922  Anaren, Inc. (a)                                                            147,124
                                       13,672  Anixter International, Inc. (a)                                             851,355
                                        4,300  Aruba Networks, Inc. (a)                                                     64,113
                                       25,700  Atheros Communications, Inc. (a)                                            784,878
                                       93,500  Avanex Corp. (a)(i)                                                          93,500
                                       23,650  Avocent Corp. (a)                                                           551,281
                                        5,159  Bel Fuse, Inc.                                                              151,004
                                        6,600  BigBand Networks, Inc. (a)                                                   33,924
                                        8,588  Black Box Corp.                                                             310,628
                                        1,800  CPI International, Inc. (a)                                                  30,780
                                       18,100  CSG Systems International, Inc. (a)                                         266,432
                                        9,100  Cbeyond Communications, Inc. (a)                                            354,809
                                       23,300  Cogent Communications Group, Inc. (a)                                       552,443
                                        9,400  Comtech Group, Inc. (a)                                                     151,434
                                       10,825  Comtech Telecommunications Corp. (a)                                        584,658
                                            8  CycleLogic, Inc.                                                                  0
                                        9,700  Digi International, Inc. (a)                                                137,643
                                       13,900  Ditech Networks, Inc. (a)                                                    48,233
                                        7,400  EMS Technologies, Inc. (a)                                                  223,776
                                       14,313  Echelon Corp. (a)(i)                                                        295,420
                                       56,200  Extreme Networks, Inc. (a)                                                  198,948
                                      111,100  Finisar Corp. (a)(i)                                                        161,095
                                       67,500  Foundry Networks, Inc. (a)                                                1,182,600
                                        8,300  GeoEye, Inc. (a)                                                            279,295
                                       40,896  Harmonic, Inc. (a)                                                          428,590

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       10,050  Harris Stratex Networks, Inc. Class A (a)                             $     167,835
                                        2,400  Hughes Communications, Inc. (a)                                             131,064
                                        6,100  Infinera Corp. (a)                                                           90,524
                                       21,900  InterDigital, Inc. (a)                                                      510,927
                                       18,500  InterVoice, Inc. (a)                                                        147,815
                                       17,029  Ixia (a)                                                                    161,435
                                       23,100  j2 Global Communications, Inc. (a)                                          489,027
                                        4,500  Loral Space & Communications Ltd. (a)                                       154,125
                                       16,200  NETGEAR, Inc. (a)                                                           577,854
                                       10,000  Network Equipment Technologies, Inc. (a)                                     84,200
                                        9,800  Nextwave Wireless, Inc. (a)                                                  52,724
                                       14,600  Novatel Wireless, Inc. (a)                                                  236,520
                                       10,702  Oplink Communications, Inc. (a)                                             164,276
                                        7,900  Optium Corp. (a)(i)                                                          62,252
                                       10,900  SeaChange International, Inc. (a)                                            78,807
                                       22,138  Secure Computing Corp. (a)                                                  212,525
                                        2,600  Shoretel, Inc. (a)                                                           36,322
                                      124,400  Sonus Networks, Inc. (a)(i)                                                 725,252
                                       10,910  Standard Microsystems Corp. (a)                                             426,254
                                        6,300  Starent Networks Corp. (a)                                                  114,975
                                        6,200  Switch and Data Facilities Co., Inc. (a)                                     99,324
                                       87,300  Sycamore Networks, Inc. (a)                                                 335,232
                                       13,100  Syniverse Holdings, Inc. (a)                                                204,098
                                       88,900  TIBCO Software, Inc. (a)                                                    717,423
                                       28,900  Tekelec (a)                                                                 361,250
                                       25,830  Terremark Worldwide, Inc. (a)(i)                                            167,895
                                       50,900  UTStarcom, Inc. (a)(i)                                                      139,975
                                       11,401  Viasat, Inc. (a)                                                            392,536
                                       31,400  Vonage Holdings Corp. (a)(i)                                                 72,220
                                                                                                                   ---------------
                                                                                                                        16,506,746
----------------------------------------------------------------------------------------------------------------------------------
Computer Services                       1,700  3PAR, Inc. (a)                                                               21,760
Software & Systems - 5.8%              17,485  ACI Worldwide, Inc. (a)                                                     332,914
                                       28,700  Actuate Corp. (a)                                                           222,999
                                       14,100  American Reprographics Co. (a)                                              232,368
                                        8,100  Ansoft Corp. (a)                                                            209,385
                                       36,064  Ansys, Inc. (a)                                                           1,495,213
                                       36,680  Ariba, Inc. (a)                                                             408,982
                                       60,400  Art Technology Group, Inc. (a)                                              260,928
                                       15,000  AsiaInfo Holdings, Inc. (a)                                                 165,000
                                       38,988  Aspen Technology, Inc. (a)                                                  632,385
                                       95,100  BearingPoint, Inc. (a)                                                      269,133
                                       20,626  Blackbaud, Inc.                                                             578,353
                                       13,400  Blackboard, Inc. (a)                                                        539,350
                                        1,900  BladeLogic, Inc. (a)                                                         56,183
                                       14,400  Blue Coat Systems, Inc. (a)                                                 473,328
                                       35,767  Borland Software Corp. (a)                                                  107,658
                                       10,500  Bottomline Technologies, Inc. (a)                                           147,000
                                       14,400  CACI International, Inc. Class A (a)                                        644,688
                                       22,880  CMGI, Inc. (a)                                                              299,499
                                        8,500  COMSYS IT Partners, Inc. (a)                                                134,130
                                       16,240  Chordiant Software, Inc. (a)                                                138,852

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       23,602  Ciber, Inc. (a)                                                       $     144,208
                                        2,100  ComScore, Inc. (a)                                                           68,523
                                       17,000  Commvault Systems, Inc. (a)                                                 360,060
                                        1,500  Compellent Technologies, Inc. (a)                                            18,045
                                        2,900  Comverge, Inc. (a)                                                           91,321
                                       20,000  Concur Technologies, Inc. (a)                                               724,200
                                        2,400  Constant Contact, Inc. (a)                                                   51,600
                                       16,700  DealerTrack Holdings, Inc. (a)                                              558,949
                                        2,500  Deltek, Inc.                                                                 38,075
                                       19,100  Digital River, Inc. (a)                                                     631,637
                                       11,100  DivX, Inc. (a)(i)                                                           155,400
                                        4,100  Double-Take Software, Inc. (a)                                               89,052
                                       12,917  EPIQ Systems, Inc. (a)                                                      224,885
                                       26,639  Electronics for Imaging, Inc. (a)                                           598,845
                                       27,400  Epicor Software Corp. (a)                                                   322,772
                                       16,700  Equinix, Inc. (a)(i)                                                      1,687,869
                                       32,279  Gartner, Inc. Class A (a)                                                   566,819
                                        7,500  i2 Technologies, Inc. (a)(i)                                                 94,500
                                        7,400  iGate Corp. (a)                                                              62,678
                                        3,800  Imergent, Inc. (i)                                                           40,242
                                       40,900  Informatica Corp. (a)                                                       737,018
                                       15,400  Information Services Group, Inc. (a)(i)                                     105,490
                                        3,191  Integral Systems, Inc.                                                       74,223
                                        6,200  Interactive Intelligence, Inc. (a)                                          163,370
                                       15,900  Internet Capital Group, Inc. (a)                                            186,666
                                       20,625  Interwoven, Inc. (a)                                                        293,288
                                       12,108  JDA Software Group, Inc. (a)                                                247,730
                                       11,900  Kenexa Corp. (a)                                                            231,098
                                        5,000  Keynote Systems, Inc. (a)                                                    70,250
                                       57,800  Lawson Software, Inc. (a)                                                   591,872
                                        5,700  Limelight Networks, Inc. (a)                                                 39,273
                                       29,500  Lionbridge Technologies, Inc. (a)                                           104,725
                                       14,900  LivePerson, Inc. (a)                                                         79,417
                                       19,200  MSC.Software Corp. (a)                                                      249,408
                                       22,800  Macrovision Corp. (a)                                                       417,924
                                       19,700  Magma Design Automation, Inc. (a)                                           240,537
                                       12,739  Manhattan Associates, Inc. (a)                                              335,800
                                        9,200  Mantech International Corp. Class A (a)                                     403,144
                                       41,900  Mentor Graphics Corp. (a)                                                   451,682
                                        7,100  Mercadolibre, Inc. (a)                                                      524,548
                                       10,856  Mercury Computer Systems, Inc. (a)                                          174,890
                                        4,100  MicroStrategy, Inc. Class A (a)                                             389,910
                                       18,798  Micros Systems, Inc. (a)                                                  1,318,868
                                        3,500  Monotype Imaging Holdings, Inc. (a)                                          53,095
                                       14,900  Ness Technologies, Inc. (a)                                                 137,527
                                        3,200  Netezza Corp. (a)                                                            44,160
                                       67,495  Nuance Communications, Inc. (a)                                           1,260,807
                                       16,000  Omniture, Inc. (a)                                                          532,640
                                       65,500  On2 Technologies, Inc. (a)(i)                                                66,810
                                       28,400  OpenTV Corp. (a)(i)                                                          37,488
                                       42,733  Openwave Systems, Inc. (i)                                                  111,106

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       11,100  PDF Solutions, Inc. (a)                                               $     100,011
                                        2,400  PROS Holdings, Inc. (a)                                                      47,088
                                       18,907  Packeteer, Inc. (a)                                                         116,467
                                       53,460  Parametric Technology Corp. (a)                                             954,261
                                        3,900  Pegasystems, Inc.                                                            46,527
                                       19,008  Progress Software Corp. (a)                                                 640,189
                                        3,600  QAD, Inc.                                                                    33,624
                                       32,000  Quest Software, Inc. (a)                                                    590,080
                                       45,300  RealNetworks, Inc. (a)                                                      275,877
                                        8,600  RightNow Technologies, Inc. (a)                                             136,310
                                       75,339  SAIC, Inc. (a)                                                            1,515,821
                                       12,880  SAVVIS, Inc. (a)                                                            358,966
                                        5,700  SI International, Inc. (a)                                                  156,579
                                        8,689  SPSS, Inc. (a)                                                              312,022
                                       19,400  SRA International, Inc. Class A (a)                                         571,330
                                       14,361  SYKES Enterprises, Inc. (a)                                                 258,498
                                        5,900  SYNNEX Corp. (a)                                                            115,640
                                       40,192  Sapient Corp. (a)                                                           354,092
                                       13,200  Sigma Designs, Inc. (a)                                                     728,640
                                       12,700  Smith Micro Software, Inc. (a)                                              107,569
                                       12,100  Solera Holdings, Inc. (a)                                                   299,838
                                       30,441  SonicWALL, Inc. (a)                                                         326,328
                                          700  Sourcefire, Inc. (a)                                                          5,838
                                       39,700  Sourceforge, Inc. (a)                                                        97,265
                                        2,900  Stanley, Inc. (a)                                                            92,858
                                        2,900  SuccessFactors, Inc. (a)                                                     34,278
                                       42,500  Sybase, Inc. (a)                                                          1,108,825
                                        8,700  Synchronoss Technologies, Inc. (a)                                          308,328
                                        5,983  Syntel, Inc.                                                                230,465
                                        8,100  Taleo Corp. Class A (a)                                                     241,218
                                        2,200  TechTarget, Inc. (a)                                                         32,516
                                       21,408  The TriZetto Group, Inc. (a)                                                371,857
                                       16,900  Tyler Technologies, Inc. (a)                                                217,841
                                       11,700  Ultimate Software Group, Inc. (a)                                           368,199
                                        2,400  Unica Corp. (a)                                                              22,200
                                       12,500  VASCO Data Security International, Inc. (a)                                 349,000
                                          200  Veraz Networks, Inc. (a)                                                        964
                                       13,180  Vignette Corp. (a)                                                          192,560
                                          700  Virtusa Corp. (a)                                                            12,131
                                        9,800  Visual Sciences, Inc. (a)                                                   181,104
                                       21,202  Websense, Inc. (a)                                                          360,010
                                       35,200  Wind River Systems, Inc. (a)                                                314,336
                                       23,208  Zoran Corp. (a)                                                             522,412
                                                                                                                   ---------------
                                                                                                                        36,684,514
----------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 0.9%             56,600  Adaptec, Inc. (a)                                                           191,308
                                       16,800  Advanced Analogic Technologies, Inc. (a)                                    189,504
                                       18,200  Cray, Inc. (a)                                                              109,018
                                        3,300  Data Domain, Inc. (a)                                                        86,922
                                       39,900  Emulex Corp. (a)                                                            651,168
                                       16,009  FalconStor Software, Inc. (a)                                               180,261
                                       11,017  Hutchinson Technology, Inc. (a)                                             289,967

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       16,600  Imation Corp.                                                         $     348,600
                                       14,300  Immersion Corp. (a)                                                         185,185
                                       28,309  Intermec, Inc. (a)(i)                                                       574,956
                                        1,800  Isilon Systems, Inc. (a)                                                      9,144
                                       44,188  Palm, Inc. (i)                                                              280,152
                                       37,900  Perot Systems Corp. Class A (a)                                             511,650
                                       81,700  Quantum Corp. (a)                                                           219,773
                                       14,500  Rackable Systems, Inc. (a)(i)                                               145,000
                                       12,600  Radiant Systems, Inc. (a)                                                   217,098
                                       10,942  Radisys Corp. (a)                                                           146,623
                                        4,900  Rimage Corp. (a)                                                            127,155
                                       15,500  STEC, Inc. (a)                                                              135,470
                                       44,600  Safeguard Scientifics, Inc. (a)                                              80,280
                                        1,800  Silicon Graphics, Inc. (a)                                                   32,904
                                       10,300  Stratasys, Inc. (a)                                                         266,152
                                       11,200  Synaptics, Inc. (a)                                                         460,992
                                       27,700  Trident Microsystems, Inc. (a)                                              181,712
                                                                                                                   ---------------
                                                                                                                         5,620,994
----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.3%                     5,251  Brookfield Homes Corp. (i)                                                   82,966
                                       29,672  EMCOR Group, Inc. (a)                                                       701,149
                                       15,971  Granite Construction, Inc.                                                  577,831
                                        2,700  Great Lakes Dredge & Dock Corp.                                              23,544
                                       11,800  Perini Corp. (a)                                                            488,756
                                                                                                                   ---------------
                                                                                                                         1,874,246
----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.9%            70,700  CNET Networks, Inc. (a)                                                     646,198
                                        8,600  DTS, Inc. (a)                                                               219,902
                                       57,800  EarthLink, Inc. (a)                                                         408,646
                                          200  Glu Mobile, Inc. (a)                                                          1,044
                                       15,600  InfoSpace, Inc.                                                             293,280
                                       23,090  Internap Network Services Corp. (a)                                         192,340
                                       21,800  Ipass, Inc. (a)(i)                                                           88,508
                                        9,100  LoJack Corp. (a)                                                            152,971
                                       11,274  Midway Games, Inc. (a)(i)                                                    31,116
                                       15,300  NIC, Inc.                                                                   129,132
                                       21,900  NetFlix, Inc. (a)(i)                                                        582,978
                                        1,000  Protection One, Inc. (a)                                                     11,890
                                       12,200  Sohu.com, Inc. (a)                                                          665,144
                                       29,537  THQ, Inc. (a)                                                               832,648
                                       31,900  Take-Two Interactive Software, Inc. (a)(i)                                  588,555
                                       31,350  United Online, Inc.                                                         370,557
                                        6,886  Universal Electronics, Inc. (a)                                             230,268
                                                                                                                   ---------------
                                                                                                                         5,445,177
----------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.5%               23,900  American Greetings Corp. Class A                                            485,170
                                       12,400  Blyth, Inc.                                                                 272,056
                                        3,791  CSS Industries, Inc.                                                        139,130
                                        7,200  Citi Trends, Inc. (a)(i)                                                    111,168
                                        7,100  Mannatech, Inc. (i)                                                          44,872
                                       13,873  Matthews International Corp. Class A                                        650,228
                                       15,663  Nautilus, Inc. (i)                                                           75,966
                                        9,013  RC2 Corp. (a)                                                               252,995
                                       14,200  Smith & Wesson Holding Corp. (a)(i)                                          86,620

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       21,100  Spectrum Brands, Inc. (a)(i)                                          $     112,463
                                       27,574  Tupperware Corp.                                                            910,769
                                        3,300  USANA Health Sciences, Inc. (a)(i)                                          122,364
                                                                                                                   ---------------
                                                                                                                         3,263,801
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                32,200  AptarGroup, Inc.                                                          1,317,302
Metals & Glass - 0.5%                  14,750  Greif, Inc.                                                                 964,208
                                       17,142  Mobile Mini, Inc. (a)                                                       317,813
                                       11,600  Silgan Holdings, Inc.                                                       602,504
                                                                                                                   ---------------
                                                                                                                         3,201,827
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                 2,800  AEP Industries, Inc. (a)                                                     89,628
Paper & Plastic - 0.1%                 25,300  Graphic Packaging Corp. (a)                                                  93,357
                                       14,052  Myers Industries, Inc.                                                      203,332
                                                                                                                   ---------------
                                                                                                                           386,317
----------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                          16,082  Mueller Industries, Inc.                                                    466,217
----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                       11,593  Elizabeth Arden, Inc. (a)                                                   235,918
                                       14,900  Helen of Troy Ltd. (a)                                                      255,386
                                        2,800  Inter Parfums, Inc.                                                          50,316
                                       23,726  Nu Skin Enterprises, Inc. Class A                                           389,818
                                       79,475  Revlon, Inc. Class A (a)                                                     93,781
                                        4,800  Ulta Salon Cosmetics & Fragrance, Inc. (a)                                   82,320
                                                                                                                   ---------------
                                                                                                                         1,107,539
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                  22,000  Aldabra 2 Acquisition Corp. (a)                                             214,280
Services - 0.7%                         2,700  Clayton Holdings, Inc. (a)                                                   13,959
                                        3,400  Duff & Phelps Corp. (a)                                                      66,912
                                       21,450  Euronet Worldwide, Inc. (a)(i)                                              643,500
                                        3,200  Evercore Partners, Inc. Class A                                              68,960
                                       28,400  F.N.B. Corp. (i)                                                            417,480
                                        4,500  FCStone Group, Inc. (a)                                                     207,135
                                        8,000  Greenhill & Co., Inc. (i)                                                   531,840
                                       21,000  Heckmann Corp. (a)                                                          154,350
                                       22,500  Hicks Acquisition Co. I, Inc. (a)                                           206,775
                                        8,700  Huron Consulting Group, Inc. (a)                                            701,481
                                       17,400  Interactive Brokers Group, Inc. Class A (a)                                 562,368
                                       13,900  Marathon Acquisition Corp. (a)                                              108,142
                                       16,100  NRDC Acquisition Corp. (a)                                                  147,637
                                        3,400  Oritani Financial Corp. (a)                                                  41,820
                                       19,100  Triplecrown Acquisition Corp. (a)                                           174,574
                                                                                                                   ---------------
                                                                                                                         4,261,213
----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials &                19,260  Acuity Brands, Inc.                                                         866,700
Processing - 0.9%                      21,514  Barnes Group, Inc.                                                          718,352
                                       22,294  Brady Corp.                                                                 782,296
                                       23,710  Clarcor, Inc.                                                               900,269
                                       43,862  Hexcel Corp. (a)                                                          1,064,969
                                        8,300  Koppers Holdings, Inc.                                                      358,892
                                       34,414  Olin Corp.                                                                  665,223
                                       13,345  Tredegar Corp.                                                              214,588
                                        3,000  Valhi, Inc.                                                                  47,820
                                                                                                                   ---------------
                                                                                                                         5,619,109
----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery                            432  Arden Group, Inc. Class A                                                    66,826
Store Chains - 0.6%                    23,607  Casey's General Stores, Inc.                                                699,003
                                        9,927  The Great Atlantic & Pacific Tea Co., Inc. (a)                              311,013

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                        6,364  Ingles Markets, Inc. Class A                                          $     161,582
                                       15,083  Longs Drug Stores Corp.                                                     708,901
                                        6,577  Nash Finch Co.                                                              232,037
                                       19,169  Ruddick Corp.                                                               664,589
                                       10,800  Spartan Stores, Inc.                                                        246,780
                                        1,000  Village Super Market, Inc. Class A                                           50,890
                                        5,400  Weis Markets, Inc.                                                          215,676
                                       16,100  Winn-Dixie Stores, Inc. (a)                                                 271,607
                                                                                                                   ---------------
                                                                                                                         3,628,904
----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 3.2%         16,600  Adams Respiratory Therapeutics, Inc. (a)                                    991,684
                                        1,100  Affymax, Inc. (a)                                                            24,596
                                       27,500  Akorn, Inc. (a)                                                             201,850
                                        6,900  Alexza Pharmaceuticals, Inc. (a)                                             55,821
                                       46,900  Alkermes, Inc. (a)(g)                                                       731,171
                                       20,325  Alpharma, Inc. Class A (a)                                                  409,549
                                       14,700  Auxilium Pharmaceuticals, Inc. (a)                                          440,853
                                       16,000  Beijing Med-Pharm Corp. (a)(i)                                              175,680
                                        7,400  Bentley Pharmaceuticals, Inc. (a)                                           111,666
                                        2,200  BioForm Medical, Inc. (a)                                                    15,026
                                       43,048  BioMarin Pharmaceuticals, Inc. (a)                                        1,523,899
                                        5,500  Bradley Pharmaceuticals, Inc. (a)                                           108,350
                                       28,200  CV Therapeutics, Inc. (a)                                                   255,210
                                        7,900  Cadence Pharmaceuticals, Inc. (a)                                           117,394
                                        3,600  Caraco Pharmaceutical Laboratories Ltd. (a)                                  61,740
                                        7,500  Chattem, Inc. (a)                                                           566,550
                                       41,600  CytRx Corp. (a)(i)                                                          117,728
                                       35,200  Dendreon Corp. (a)(i)                                                       218,944
                                       31,000  Durect Corp. (a)                                                            199,330
                                          100  Emergent Biosolutions, Inc. (a)                                                 506
                                       12,695  Enzo Biochem, Inc. (a)                                                      161,734
                                        6,400  GTx, Inc. (a)(i)                                                             91,840
                                       29,000  Indevus Pharmaceuticals, Inc. (a)                                           201,550
                                       40,489  Isis Pharmaceuticals, Inc. (a)(i)                                           637,702
                                       22,600  Javelin Pharmaceuticals, Inc. (a)                                            84,524
                                        4,000  Jazz Pharmaceuticals, Inc. (a)                                               58,800
                                       16,600  K-V Pharmaceutical Co. Class A (a)                                          473,764
                                       35,300  Ligand Pharmaceuticals, Inc. Class B                                        170,499
                                        1,500  MAP Pharmaceuticals, Inc. (a)                                                26,265
                                       37,000  MGI Pharma, Inc. (a)                                                      1,499,610
                                       58,600  Medarex, Inc. (a)                                                           610,612
                                       24,227  Medicines Co. (a)                                                           464,189
                                       24,400  Medicis Pharmaceutical Corp. Class A                                        633,668
                                          100  Molecular Insight Pharmaceuticals, Inc. (a)                                     906
                                       43,200  Nektar Therapeutics (a)                                                     289,872
                                       12,631  Noven Pharmaceuticals, Inc. (a)                                             175,318
                                        2,800  Obagi Medical Products, Inc. (a)                                             51,212
                                       24,820  Onyx Pharmaceuticals, Inc. (a)                                            1,380,488
                                       17,600  Pain Therapeutics, Inc. (a)(i)                                              186,560
                                       14,500  Par Pharmaceutical Cos., Inc. (a)                                           348,000
                                       13,600  Penwest Pharmaceuticals Co. (a)                                              79,560
                                       35,715  Perrigo Co.                                                               1,250,382

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       11,700  Pharmion Corp. (a)                                                    $     735,462
                                       13,300  Pozen, Inc. (a)(i)                                                          159,600
                                       12,500  Quidel Corp. (a)                                                            243,375
                                       29,619  Regeneron Pharmaceuticals, Inc. (a)                                         715,299
                                       22,700  Salix Pharmaceuticals Ltd. (a)(i)                                           178,876
                                       31,400  Santarus, Inc. (a)                                                           86,350
                                       16,500  Sciele Pharma, Inc. (a)(i)                                                  337,425
                                        3,200  Sirtris Pharmaceuticals, Inc. (a)                                            43,808
                                        8,200  Somaxon Pharmaceuticals, Inc. (a)(i)                                         42,722
                                       26,882  SuperGen, Inc. (a)                                                           98,119
                                        2,000  Trubion Pharmaceuticals, Inc. (a)(i)                                         20,000
                                        9,246  United Therapeutics Corp. (a)                                               902,872
                                       44,400  Valeant Pharmaceuticals International (a)                                   531,468
                                       23,000  Vivus, Inc. (a)(i)                                                          119,140
                                       10,100  Xenoport, Inc. (a)                                                          564,388
                                                                                                                   ---------------
                                                                                                                        19,983,506
----------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.7%               1,900  American Public Education, Inc. (a)                                          79,382
                                       12,304  Bright Horizons Family Solutions, Inc. (a)                                  424,980
                                        5,100  Capella Education Co. (a)                                                   333,846
                                       40,400  Corinthian Colleges, Inc. (a)                                               622,160
                                       27,800  DeVry, Inc.                                                               1,444,488
                                          300  Lincoln Educational Services Corp. (a)                                        4,416
                                        2,349  Renaissance Learning, Inc.                                                   32,886
                                        6,720  Strayer Education, Inc.                                                   1,146,298
                                       11,200  Universal Technical Institute, Inc. (a)                                     190,400
                                                                                                                   ---------------
                                                                                                                         4,278,856
----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%        32,829  Benchmark Electronics, Inc. (a)                                             582,058
                                        5,300  Coleman Cable, Inc. (a)                                                      50,085
                                        7,000  OSI Systems, Inc. (a)                                                       185,290
                                       21,598  Plexus Corp. (a)                                                            567,163
                                       20,000  TTM Technologies, Inc. (a)                                                  233,200
                                       12,907  Universal Display Corp. (a)(i)                                              266,788
                                                                                                                   ---------------
                                                                                                                         1,884,584
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                  9,381  A.O. Smith Corp.                                                            328,804
Components - 1.0%                       4,600  AZZ Inc. (a)                                                                130,410
                                       18,800  American Superconductor Corp. (a)(i)                                        513,992
                                       21,401  Baldor Electric Co.                                                         720,357
                                       16,768  CTS Corp.                                                                   166,506
                                       11,018  Cohu, Inc.                                                                  168,575
                                        9,160  Franklin Electric Co., Inc. (i)                                             350,553
                                       12,816  Genlyte Group, Inc. (a)                                                   1,220,083
                                       10,760  Littelfuse, Inc. (a)                                                        354,650
                                       23,800  MKS Instruments, Inc. (a)                                                   455,532
                                        3,531  Powell Industries, Inc. (a)                                                 155,611
                                       30,500  Power-One, Inc. (a)                                                         121,695
                                       11,100  Sonic Solutions, Inc. (a)                                                   115,329
                                       29,000  Taser International, Inc. (a)(i)                                            415,860
                                       17,661  Technitrol, Inc.                                                            504,751
                                        7,679  Triumph Group, Inc.                                                         632,366
                                                                                                                   ---------------
                                                                                                                         6,355,074
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household                   1,950  National Presto Industries, Inc.                                      $     102,687
Appliance - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.8%                     13,063  Agilysys, Inc.                                                              197,512
                                       20,800  Arrowhead Research Corp. (a)                                                 78,624
                                       19,400  Avid Technology, Inc. (a)                                                   549,796
                                       14,898  Daktronics, Inc. (g)                                                        336,248
                                       61,400  Flir Systems, Inc. (a)(i)                                                 1,921,820
                                       11,172  II-VI, Inc. (a)                                                             341,305
                                       63,966  MRV Communications, Inc. (a)                                                148,401
                                       18,380  Methode Electronics, Inc.                                                   302,167
                                        2,700  Multi-Fineline Electronix, Inc. (a)                                          46,818
                                        9,549  Park Electrochemical Corp.                                                  269,664
                                       26,900  Semtech Corp. (a)                                                           417,488
                                        5,967  Supertex, Inc. (a)                                                          186,707
                                                                                                                   ---------------
                                                                                                                         4,796,550
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments,               7,900  Faro Technologies, Inc. (a)                                                 214,722
Gauges & Meters - 0.3%                 13,602  Itron, Inc. (a)(i)                                                        1,305,384
                                        5,500  Measurement Specialties, Inc. (a)                                           121,550
                                        1,900  OYO Geospace Corp. (a)                                                      143,184
                                        8,100  Zygo Corp. (a)                                                              100,926
                                                                                                                   ---------------
                                                                                                                         1,885,766
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical                    7,900  Accuray, Inc. (a)                                                           120,238
Systems - 1.6%                         30,300  Affymetrix, Inc. (a)(i)                                                     701,142
                                        5,672  Analogic Corp.                                                              384,108
                                        8,500  Aspect Medical Systems, Inc. (a)(i)                                         119,000
                                       28,387  Bruker BioSciences Corp. (a)                                                377,547
                                        2,900  Cynosure, Inc. Class A (a)                                                   76,734
                                        5,570  Datascope Corp.                                                             202,748
                                       19,850  eResearch Technology, Inc. (a)                                              234,627
                                        9,700  Greatbatch, Inc. (a)                                                        193,903
                                       12,372  Haemonetics Corp. (a)                                                       779,683
                                       55,720  Hologic, Inc. (a)                                                         3,824,621
                                       24,864  Illumina, Inc. (a)                                                        1,473,441
                                       17,051  Luminex Corp. (a)(i)                                                        276,908
                                        5,700  Masimo Corp. (a)                                                            224,865
                                       27,600  Minrad International, Inc. (a)                                               89,700
                                       11,300  Natus Medical, Inc. (a)                                                     218,655
                                       10,800  NxStage Medical, Inc. (a)                                                   163,836
                                        8,100  Quality Systems, Inc.                                                       246,969
                                        7,300  Sirona Dental Systems, Inc. (a)(i)                                          244,404
                                        5,700  Tomotherapy, Inc. (a)                                                       111,492
                                        6,800  Visicu, Inc. (a)                                                             80,716
                                        8,322  Zoll Medical Corp. (a)                                                      222,364
                                                                                                                   ---------------
                                                                                                                        10,367,701
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-                     31,800  AMIS Holdings, Inc. (a)                                                     318,636
Conductors/Components - 2.0%           11,516  Actel Corp. (a)                                                             157,309
                                       46,100  Amkor Technology, Inc. (a)(g)                                               393,233
                                       27,700  Anadigics, Inc. (a)                                                         320,489
                                       33,300  Applied Micro Circuits Corp. (a)                                            291,042
                                        2,200  AuthenTec, Inc. (a)                                                          31,966
                                        3,400  Cavium Networks, Inc. (a)                                                    78,268

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       41,900  Cirrus Logic, Inc. (a)                                                $     221,232
                                      231,400  Conexant Systems, Inc. (a)(i)                                               192,062
                                       15,583  DSP Group, Inc. (a)                                                         190,113
                                       14,012  Diodes, Inc. (a)                                                            421,341
                                       21,327  Exar Corp. (a)                                                              169,976
                                        6,273  Excel Technology, Inc. (a)                                                  169,998
                                       22,300  Formfactor, Inc. (a)                                                        738,130
                                       14,700  Genesis Microchip, Inc. (a)                                                 125,979
                                        6,900  Hittite Microwave Corp. (a)                                                 329,544
                                        3,300  IPG Photonics Corp. (a)                                                      65,967
                                       14,493  IXYS Corp. (a)                                                              116,234
                                       56,600  Lattice Semiconductor Corp. (a)                                             183,950
                                       21,000  MIPS Technologies, Inc. (a)                                                 104,160
                                       26,900  Micrel, Inc.                                                                227,305
                                       35,590  Microsemi Corp. (a)(i)                                                      787,963
                                       23,800  Microtune, Inc. (a)                                                         155,414
                                       11,300  Monolithic Power Systems, Inc. (a)                                          242,611
                                        8,000  Netlogic Microsystems, Inc. (a)(i)                                          257,600
                                      112,800  ON Semiconductor Corp. (a)(i)                                             1,001,664
                                       23,700  Omnivision Technologies, Inc. (a) (i)                                       370,905
                                       10,400  PLX Technology, Inc. (a)                                                     96,720
                                       99,600  PMC-Sierra, Inc. (a)                                                        651,384
                                       12,393  Pericom Semiconductor Corp. (a)                                             231,749
                                      123,184  RF Micro Devices, Inc. (a)                                                  703,381
                                        2,000  Rubicon Technology, Inc. (a)                                                 47,500
                                       26,700  SiRF Technology Holdings, Inc. (a)(i)                                       670,971
                                       42,676  Silicon Image, Inc. (a)                                                     192,896
                                       39,458  Silicon Storage Technology, Inc. (a)                                        117,979
                                       74,633  Skyworks Solutions, Inc. (a)                                                634,381
                                       43,100  Spansion LLC Class A (a)                                                    169,383
                                       19,700  Syntax-Brillian Corp. (a)(i)                                                 60,676
                                        5,200  Techwell, Inc. (a)                                                           57,252
                                       22,300  Tessera Technologies, Inc. (a)                                              927,680
                                       65,336  TriQuint Semiconductor, Inc. (a)                                            433,178
                                       10,300  Volterra Semiconductor Corp. (a)                                            113,609
                                                                                                                   ---------------
                                                                                                                        12,771,830
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.5%          7,400  3D Systems Corp. (a)(i)                                                     114,256
                                       14,400  Acacia Research - Acacia Technologies (a)                                   129,312
                                        3,900  American Science & Engineering, Inc.                                        221,325
                                       17,123  Checkpoint Systems, Inc. (a)                                                444,855
                                       20,600  Cogent, Inc. (a)                                                            229,690
                                        6,552  Cubic Corp.                                                                 256,838
                                        4,500  Eagle Test Systems, Inc. (a)                                                 57,510
                                       11,400  Gerber Scientific, Inc. (a)                                                 123,120
                                       36,346  ION Geophysical Corp. (a)                                                   573,540
                                        6,450  Innovative Solutions & Support, Inc. (a)(i)                                  62,501
                                       15,500  Ionatron, Inc. (a)(i)                                                        44,330
                                       39,900  Kemet Corp. (a)                                                             264,537
                                       12,100  ScanSource, Inc. (a)                                                        391,435

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       21,000  Smart Modular Technologies WWH, Inc. (a)                              $     213,780
                                        1,600  Super Micro Computer, Inc. (a)                                               12,272
                                                                                                                   ---------------
                                                                                                                         3,139,301
----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.7%             5,600  Alon USA Energy, Inc.                                                       152,208
                                        1,900  Approach Resources, Inc. (a)                                                 24,434
                                       14,440  Aventine Renewable Energy Holdings, Inc. (a)(i)                             184,254
                                        8,200  CVR Energy, Inc. (a)                                                        204,508
                                        5,800  Clean Energy Fuels Corp. (a)                                                 87,812
                                        9,100  Concho Resources, Inc. (a)                                                  187,551
                                       16,100  Crosstex Energy, Inc. (i)                                                   599,564
                                        3,100  Dawson Geophysical Co. (a)                                                  221,526
                                        2,000  EnerNOC, Inc. (a)                                                            98,200
                                       43,000  Evergreen Energy, Inc. (a)(i)                                                95,890
                                       38,000  Evergreen Solar, Inc. (a)(i)                                                656,260
                                       28,426  FuelCell Energy, Inc. (a)(i)                                                281,986
                                        3,600  GeoMet, Inc. (a)                                                             18,720
                                        2,420  MarkWest Hydrocarbon, Inc.                                                  151,613
                                       12,500  Matrix Service Co. (a)                                                      272,750
                                        7,200  Nova Biosource Fuels, Inc. (a)(i)                                            20,880
                                        6,500  Ormat Technologies, Inc.                                                    357,565
                                       14,100  Pacific Ethanol, Inc. (a)(i)                                                115,479
                                       18,116  Penn Virginia Corp.                                                         790,401
                                       83,400  Rentech, Inc. (a)(i)                                                        150,954
                                       15,078  Verenium Corp. (a)(i)                                                        75,239
                                                                                                                   ---------------
                                                                                                                         4,747,794
----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting              18,900  Aecom Technology Corp. (a)                                                  539,973
Services - 0.3%                         7,000  Clean Harbors, Inc. (a)                                                     361,900
                                       18,002  Dycom Industries, Inc. (a)                                                  479,753
                                        9,300  ENGlobal Corp. (a)(i)                                                       105,648
                                        7,000  Integrated Electrical Services, Inc. (a)                                    131,530
                                        7,900  Layne Christensen Co. (a)                                                   388,759
                                        3,700  Michael Baker Corp. (a)                                                     152,070
                                                                                                                   ---------------
                                                                                                                         2,159,633
----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                    7,000  Carmike Cinemas, Inc.                                                        50,820
                                       11,000  Cinemark Holdings, Inc.                                                     187,000
                                       19,155  Gaylord Entertainment Co. (a)                                               775,203
                                       34,300  Live Nation, Inc. (a)                                                       498,036
                                       10,872  Lodgenet Entertainment Corp. (a)                                            189,608
                                        5,455  Speedway Motorsports, Inc.                                                  169,541
                                                                                                                   ---------------
                                                                                                                         1,870,208
----------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.3%                     43,000  Terra Industries, Inc. (a)                                                2,053,680
----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.1%                5,800  Asta Funding, Inc. (i)                                                      153,352
                                        2,169  Credit Acceptance Corp. (a)(i)                                               44,833
                                       12,600  MVC Capital, Inc. (i)                                                       203,364
                                        5,400  NewStar Financial, Inc. (a)                                                  44,712
                                        8,700  World Acceptance Corp. (a)                                                  234,726
                                                                                                                   ---------------
                                                                                                                           680,987
----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%             28,400  Advance America, Cash Advance Centers, Inc.                                 288,544
                                        7,600  Dollar Financial Corp. (a)                                                  233,244
                                        9,400  Encore Capital Group, Inc. (a)                                               90,992

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                        6,400  Nelnet, Inc. Class A                                                  $      81,344
                                        1,300  QC Holdings, Inc.                                                            14,625
                                                                                                                   ---------------
                                                                                                                           708,749
----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing               8,200  Advent Software, Inc. (a)(i)                                                443,620
Services & Systems - 0.8%               2,315  Cass Information Systems, Inc.                                               77,344
                                        9,889  CompuCredit Corp. (a)(i)                                                     98,692
                                       29,964  CyberSource Corp. (a)                                                       532,460
                                       24,200  Deluxe Corp.                                                                795,938
                                       11,623  eSpeed, Inc. Class A (a)                                                    131,340
                                        9,400  ExlService Holdings, Inc. (a)                                               216,952
                                        6,400  Heartland Payment Systems, Inc. (i)                                         171,520
                                       29,200  Hypercom Corp. (a)                                                          145,416
                                       36,700  Jack Henry & Associates, Inc.                                               893,278
                                       14,100  Online Resources Corp. (a)                                                  168,072
                                       12,000  TNS, Inc.                                                                   213,000
                                       15,200  TradeStation Group, Inc. (a)                                                215,992
                                       18,700  Wright Express Corp. (a)                                                    663,663
                                                                                                                   ---------------
                                                                                                                         4,767,287
----------------------------------------------------------------------------------------------------------------------------------
Financial Information                   4,700  Bankrate, Inc. (a)(i)                                                       226,023
Services - 0.3%                        24,540  INVESTools, Inc. (a)                                                        435,340
                                       15,600  Interactive Data Corp.                                                      514,956
                                        5,800  Morningstar, Inc. (a)                                                       450,950
                                       45,400  Move, Inc. (a)                                                              111,230
                                       26,922  S1 Corp. (a)                                                                196,531
                                       10,500  TheStreet.com, Inc.                                                         167,160
                                          400  Value Line, Inc.                                                             16,104
                                                                                                                   ---------------
                                                                                                                         2,118,294
----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.6%         17,750  Advanta Corp. Class B                                                       143,242
                                        7,400  Asset Acceptance Capital Corp.                                               77,034
                                       12,919  Cash America International, Inc.                                            417,284
                                        5,000  Federal Agricultural Mortgage Corp. Class B                                 131,600
                                       13,100  Financial Federal Corp.                                                     291,999
                                       12,100  First Cash Financial Services, Inc. (a)                                     177,628
                                       17,100  Global Cash Access, Inc. (a)                                                103,626
                                        6,499  LandAmerica Financial Group, Inc. (i)                                       217,392
                                        7,700  Portfolio Recovery Associates, Inc. (i)                                     305,459
                                       11,700  RAM Holdings Ltd. (a)                                                        57,798
                                        5,900  Sanders Morris Harris Group, Inc.                                            60,475
                                       29,736  Sotheby's Holdings, Inc. Class A                                          1,132,942
                                       10,816  Sterling Bancorp                                                            147,530
                                        8,222  Stewart Information Services Corp.                                          214,512
                                        6,433  Stifel Financial Corp. (a)                                                  338,183
                                        3,176  Triad Guaranty, Inc. (a)(i)                                                  31,125
                                        3,091  WSFS Financial Corp.                                                        155,168
                                        2,300  Wauwatosa Holdings, Inc. (a)                                                 29,486
                                                                                                                   ---------------
                                                                                                                         4,032,483
----------------------------------------------------------------------------------------------------------------------------------
Foods - 1.1%                            1,800  American Dairy, Inc. (a)                                                     23,310
                                        6,500  Cal-Maine Foods, Inc. (i)                                                   172,445
                                       19,900  Chiquita Brands International, Inc. (a)(i)                                  365,961
                                       35,776  Flowers Foods, Inc.                                                         837,516
                                       14,400  Fresh Del Monte Produce, Inc. (a)                                           483,552

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       18,557  Hain Celestial Group, Inc. (a)                                        $     593,824
                                        5,400  J&J Snack Foods Corp.                                                       168,912
                                       14,700  Lance, Inc.                                                                 300,174
                                        5,300  M&F Worldwide Corp. (a)                                                     285,405
                                        2,463  Maui Land & Pineapple Co., Inc. (a)                                          71,698
                                       16,600  Performance Food Group Co. (a)                                              446,042
                                       17,600  Pilgrim's Pride Corp. (i)                                                   509,520
                                       12,295  Ralcorp Holdings, Inc. (a)                                                  747,413
                                        6,950  Sanderson Farms, Inc.                                                       234,771
                                          142  Seaboard Corp.                                                              208,740
                                       21,957  Sensient Technologies Corp.                                                 620,944
                                        1,400  Synutra International, Inc. (a)(i)                                           42,280
                                       16,803  Tootsie Roll Industries, Inc.                                               460,738
                                       14,700  TreeHouse Foods, Inc. (a)                                                   337,953
                                                                                                                   ---------------
                                                                                                                         6,911,198
----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                  4,609  Deltic Timber Corp.                                                         237,317
                                        7,934  Universal Forest Products, Inc.                                             233,736
                                                                                                                   ---------------
                                                                                                                           471,053
----------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing                  10,100  Ennis, Inc.                                                                 181,800
Services - 0.1%                        11,100  Innerworkings, Inc. (a)(i)                                                  191,586
                                        7,645  The Standard Register Co.                                                    89,141
                                                                                                                   ---------------
                                                                                                                           462,527
----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors &                      45,024  Stewart Enterprises, Inc. Class A                                           400,714
Cemeteries - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                           14,000  Apogee Enterprises, Inc.                                                    239,540
----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.2%                           211,900  Coeur d'Alene Mines Corp. (a)(i)                                          1,046,786
                                       12,000  Royal Gold, Inc. (i)                                                        366,240
                                       25,600  US Gold Corp. (a)                                                            75,776
                                                                                                                   ---------------
                                                                                                                         1,488,802
----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.6%          28,600  Assisted Living Concepts, Inc. (a)                                          214,500
                                       10,800  Capital Senior Living Corp. (a)                                             107,244
                                        4,600  Emeritus Corp. (a)                                                          115,690
                                          400  The Ensign Group, Inc.                                                        5,760
                                       12,190  Kindred Healthcare, Inc. (a)                                                304,506
                                        9,250  LCA-Vision, Inc. (i)                                                        184,723
                                        5,600  MedCath Corp. (a)                                                           137,536
                                        2,600  National Healthcare Corp.                                                   134,420
                                       25,300  Psychiatric Solutions, Inc. (a)                                             822,250
                                        6,500  Radiation Therapy Services, Inc. (a)                                        200,915
                                       11,200  Res-Care, Inc. (a)                                                          281,792
                                       11,800  Skilled Healthcare Group, Inc. Class A (a)                                  172,634
                                       20,300  Sun Healthcare Group, Inc. (a)                                              348,551
                                       19,574  Sunrise Senior Living, Inc. (a)                                             600,530
                                                                                                                   ---------------
                                                                                                                         3,631,051
----------------------------------------------------------------------------------------------------------------------------------
Health Care Management                 24,600  AMERIGROUP Corp. (a)                                                        896,670
Services - 0.9%                        24,641  Allscripts Healthcare Solutions, Inc. (a)(i)                                478,528
                                        3,200  American Dental Partners, Inc. (a)                                           32,096
                                       14,700  Amsurg Corp. (a)                                                            397,782
                                        2,700  athenahealth, Inc. (a)                                                       97,200
                                       20,400  Centene Corp. (a)                                                           559,776
                                        5,000  Computer Programs & Systems, Inc.                                           113,700

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                        3,785  Corvel Corp. (a)                                                      $      87,131
                                       21,431  Eclipsys Corp. (a)                                                          542,419
                                        9,900  HMS Holdings Corp. (a)                                                      328,779
                                       13,500  HealthExtras, Inc. (a)                                                      352,080
                                       20,600  HealthSpring, Inc. (a)                                                      392,430
                                        6,500  Molina Healthcare, Inc. (a)                                                 251,550
                                       15,800  Omnicell, Inc. (a)                                                          425,494
                                       19,300  Phase Forward, Inc. (a)                                                     419,775
                                        8,200  Vital Images, Inc. (a)                                                      148,174
                                                                                                                   ---------------
                                                                                                                         5,523,584
----------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.8%            12,300  Alliance Imaging, Inc. (a)                                                  118,326
                                       11,566  Amedisys, Inc. (a)                                                          561,182
                                       18,600  Apria Healthcare Group, Inc. (a)                                            401,202
                                        5,500  Bio-Reference Labs, Inc. (a)                                                179,740
                                        3,600  Emergency Medical Services Corp. (a)                                        105,408
                                       14,012  Gentiva Health Services, Inc. (a)                                           266,788
                                       36,600  HealthSouth Corp. (a)(i)                                                    768,600
                                       19,837  Healthcare Services Group, Inc.                                             420,148
                                       16,300  Healthways, Inc. (a)                                                        952,572
                                       18,800  Hythiam, Inc. (a)(i)                                                         55,084
                                        7,000  LHC Group, Inc. (a)                                                         174,860
                                       10,500  Matria Healthcare, Inc. (a)                                                 249,585
                                       10,000  Nighthawk Radiology Holdings, Inc. (a)(i)                                   210,500
                                       14,700  Odyssey HealthCare, Inc. (a)                                                162,582
                                       12,969  PharMerica Corp. (a)                                                        180,010
                                        1,000  Virtual Radiologic Corp. (a)                                                 20,280
                                                                                                                   ---------------
                                                                                                                         4,826,867
----------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.1%                    18,700  Beazer Homes USA, Inc. (i)                                                  138,941
                                       17,300  Hovnanian Enterprises, Inc. Class A (a)(i)                                  124,041
                                        6,100  M/I Homes, Inc. (i)                                                          64,050
                                       12,500  Meritage Homes Corp. (a)(i)                                                 182,125
                                       31,600  Standard-Pacific Corp. (i)                                                  105,860
                                       15,800  WCI Communities, Inc. (a)(i)                                                 59,724
                                                                                                                   ---------------
                                                                                                                           674,741
----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                      6,600  Lodgian, Inc. (a)                                                            74,316
                                        7,779  Marcus Corp.                                                                120,186
                                        8,900  Morgans Hotel Group Co. (a)                                                 171,592
                                                                                                                   ---------------
                                                                                                                           366,094
----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.4%            6,100  American Woodmark Corp. (i)                                                 110,898
                                       11,100  Ethan Allen Interiors, Inc.                                                 316,350
                                       22,100  Furniture Brands International, Inc. (i)                                    222,326
                                        9,936  Haverty Furniture Cos., Inc.                                                 89,325
                                        2,800  hhgregg, Inc. (a)                                                            38,528
                                        5,500  Hooker Furniture Corp.                                                      110,550
                                       21,100  La-Z-Boy, Inc. (i)                                                          167,323
                                        7,000  Libbey, Inc.                                                                110,880
                                        6,500  Lifetime Brands, Inc. (i)                                                    84,370
                                       18,000  Sealy Corp. (i)                                                             201,420
                                       22,200  Select Comfort Corp. (a)                                                    155,622
                                       35,300  Tempur-Pedic International, Inc. (i)                                        916,741
                                                                                                                   ---------------
                                                                                                                         2,524,333
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
Identification Control &               16,912  Advanced Energy Industries, Inc. (a)                                  $     221,209
Filter Devices - 0.6%                  21,441  Asyst Technologies, Inc. (a)                                                 69,897
                                        5,900  Badger Meter, Inc.                                                          265,205
                                       12,032  ESCO Technologies, Inc. (a)                                                 480,558
                                        5,697  The Gorman-Rupp Co.                                                         177,746
                                       27,028  L-1 Identity Solutions, Inc. (a)(g)                                         485,153
                                       13,126  Mine Safety Appliances Co. (i)                                              680,846
                                        6,612  Robbins & Myers, Inc.                                                       500,066
                                        5,650  Sun Hydraulics, Inc.                                                        142,550
                                       14,827  Veeco Instruments, Inc. (a)                                                 247,611
                                        7,096  Vicor Corp.                                                                 110,627
                                       14,836  Watts Water Technologies, Inc. Class A                                      442,113
                                       14,017  X-Rite, Inc. (a)                                                            162,878
                                                                                                                   ---------------
                                                                                                                         3,986,459
----------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.0%              6,300  TAL International Group, Inc.                                               143,451
----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                 27,200  American Equity Investment Life Holding Co.                                 225,488
                                       18,400  Citizens, Inc. (a)(i)                                                       101,752
                                       20,305  Delphi Financial Group, Inc. Class A                                        716,360
                                        1,442  Kansas City Life Insurance Co.                                               62,338
                                          862  National Western Life Insurance Co. Class A                                 178,753
                                       52,100  The Phoenix Cos., Inc.                                                      618,426
                                       11,593  Presidential Life Corp.                                                     202,993
                                       25,300  Scottish Re Group Ltd. (a)                                                   18,343
                                       22,900  Universal American Financial Corp. (a)                                      586,011
                                                                                                                   ---------------
                                                                                                                         2,710,464
----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 1.1%           13,640  Alfa Corp.                                                                  295,579
                                       35,700  Assured Guaranty Ltd.                                                       947,478
                                        6,186  CNA Surety Corp. (a)                                                        122,421
                                       11,009  Crawford & Co. Class B (a)                                                   45,687
                                        6,400  eHealth, Inc. (a)                                                           205,504
                                        2,600  EMC Insurance Group, Inc.                                                    61,542
                                        5,725  FBL Financial Group, Inc. Class A                                           197,684
                                        4,100  Flagstone Reinsurance Holdings Ltd.                                          56,990
                                       17,206  Hilb Rogal & Hobbs Co.                                                      698,047
                                       20,368  Horace Mann Educators Corp.                                                 385,770
                                        1,240  Independence Holding Co.                                                     15,686
                                       28,100  Max Capital Group Ltd.                                                      786,519
                                       11,600  Meadowbrook Insurance Group, Inc. (a)                                       109,156
                                       48,000  Montpelier Re Holdings Ltd.                                                 816,480
                                        7,297  Pico Holdings, Inc. (a)                                                     245,325
                                       27,200  Platinum Underwriters Holdings Ltd.                                         967,232
                                       17,800  Primus Guaranty Ltd. (a)(i)                                                 124,778
                                       11,800  Security Capital Assurance Ltd. (i)                                          45,902
                                       17,355  Zenith National Insurance Corp.                                             776,289
                                                                                                                   ---------------
                                                                                                                         6,904,069
----------------------------------------------------------------------------------------------------------------------------------
Insurance:                             13,200  AmTrust Financial Services, Inc.                                            181,764
Property-Casualty - 1.8%                4,856  American Physicians Capital, Inc.                                           201,329
                                       10,400  Amerisafe, Inc. (a)                                                         161,304
                                       12,679  Argo Group International Holdings Ltd. (a)                                  534,166
                                       41,000  Aspen Insurance Holdings Ltd.                                             1,182,440
                                        4,032  Baldwin & Lyons, Inc. Class B                                               110,718

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                        1,100  CastlePoint Holdings, Ltd.                                            $      13,200
                                       23,100  Commerce Group, Inc.                                                        831,138
                                        3,400  Darwin Professional Underwriters, Inc. (a)                                   82,178
                                        4,344  Donegal Group, Inc. Class A                                                  74,586
                                       23,280  Employers Holdings, Inc.                                                    389,009
                                        3,000  Enstar Group Ltd. (a)                                                       367,260
                                        4,800  FPIC Insurance Group, Inc. (a)                                              206,304
                                        3,977  First Acceptance Corp. (a)                                                   16,783
                                        6,900  First Mercury Financial Corp. (a)                                           168,360
                                       32,500  Fremont General Corp. (a)(i)                                                113,750
                                        6,400  Greenlight Capital Re Ltd. (a)                                              133,056
                                        3,600  Hallmark Financial Services, Inc. (a)                                        57,096
                                        5,962  Harleysville Group, Inc.                                                    210,936
                                       28,200  IPC Holdings, Ltd.                                                          814,134
                                        6,700  Infinity Property & Casualty Corp.                                          242,071
                                        4,058  The Midland Co.                                                             262,512
                                        3,700  NYMAGIC, Inc.                                                                85,581
                                        3,300  National Interstate Corp.                                                   109,230
                                        6,400  Navigators Group, Inc. (a)                                                  416,000
                                       12,200  Odyssey Re Holdings Corp.                                                   447,862
                                       14,206  PMA Capital Corp. Class A (a)                                               116,773
                                       15,123  ProAssurance Corp. (a)                                                      830,555
                                        9,854  RLI Corp.                                                                   559,609
                                        7,700  Safety Insurance Group, Inc.                                                281,974
                                       11,400  SeaBright Insurance Holdings, Inc. (a)                                      171,912
                                       25,708  Selective Insurance Group, Inc.                                             591,027
                                        5,512  State Auto Financial Corp.                                                  144,966
                                        9,900  Tower Group, Inc.                                                           330,660
                                        9,800  United America Indemnity, Ltd. (a)                                          195,216
                                       10,400  United Fire & Casualty Co.                                                  302,536
                                        6,100  Validus Holdings Ltd. (a)                                                   158,478
                                                                                                                   ---------------
                                                                                                                        11,096,473
----------------------------------------------------------------------------------------------------------------------------------
Investment Management                  22,100  Alternative Asset Management Acquisition Corp. (a)                          202,215
Companies - 0.9%                        6,100  Ampal-American Israel Corp. Class A (a)                                      45,079
                                       55,546  Apollo Investment Corp.                                                     947,059
                                       32,639  Ares Capital Corp.                                                          477,509
                                       10,600  Calamos Asset Management, Inc. Class A                                      315,668
                                        1,300  Capital Southwest Corp.                                                     153,920
                                        7,200  Cohen & Steers, Inc. (i)                                                    215,784
                                        7,600  Cowen Group, Inc. (a)                                                        72,276
                                        5,600  Epoch Holding Corp.                                                          81,984
                                       11,700  FBR Capital Markets Corp. (a)                                               112,086
                                        2,496  GAMCO Investors, Inc. Class A                                               172,723
                                        6,200  Kohlberg Capital Corp.                                                       74,400
                                       27,200  MCG Capital Corp.                                                           315,248
                                        9,923  NGP Capital Resources Co. (i)                                               155,096
                                       16,800  National Financial Partners Corp.                                           766,248
                                       17,000  NexCen Brands, Inc. (a)                                                      82,280
                                        1,000  Pzena Investment Management, Inc. Class A                                    11,400
                                        9,400  TICC Capital Corp.                                                           86,762

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                        4,300  U.S. Global Investors, Inc. (i)                                       $      71,638
                                        9,600  W.P. Stewart & Co. Ltd. (i)                                                  49,056
                                       39,200  Waddell & Reed Financial, Inc. Class A                                    1,414,728
                                                                                                                   ---------------
                                                                                                                         5,823,159
----------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches &                      3,500  FGX International Holdings Ltd. (a)                                          41,475
Gemstones - 0.2%                       20,300  Fossil, Inc. (a)                                                            852,194
                                        7,500  Movado Group, Inc.                                                          189,675
                                                                                                                   ---------------
                                                                                                                         1,083,344
----------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                    32,100  Callaway Golf Co. (g)                                                       559,503
                                       14,900  Great Wolf Resorts, Inc. (a)                                                146,169
                                       14,700  Life Time Fitness, Inc. (a)(i)                                              730,296
                                       15,100  Premier Exhibitions, Inc. (a)(i)                                            165,194
                                       34,900  Six Flags, Inc. (a)(i)                                                       70,847
                                        3,800  Steinway Musical Instruments, Inc.                                          104,766
                                       11,100  Sturm Ruger & Co., Inc. (a)                                                  91,908
                                        9,500  Town Sports International Holdings, Inc. (a)                                 90,820
                                       14,156  Vail Resorts, Inc. (a)                                                      761,734
                                        9,100  West Marine, Inc. (a)                                                        81,718
                                                                                                                   ---------------
                                                                                                                         2,802,955
----------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.0%                    2,700  Hurco Companies, Inc. (a)                                                   117,855
----------------------------------------------------------------------------------------------------------------------------------
Machinery &                            18,790  Applied Industrial Technologies, Inc.                                       545,286
Engineering - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.1%          4,550  Gehl Co. (a)                                                                 72,982
                                        5,013  Lindsay Manufacturing Co. (i)                                               354,369
                                                                                                                   ---------------
                                                                                                                           427,351
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &               8,800  A.S.V., Inc. (a)(d)(i)                                                      121,880
Handling - 0.1%                         8,817  Astec Industries, Inc. (a)                                                  327,904
                                        2,387  NACCO Industries, Inc. Class A                                              237,960
                                                                                                                   ---------------
                                                                                                                           687,744
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%              23,200  Briggs & Stratton Corp. (i)                                                 525,712
                                       13,000  Raser Technologies, Inc. (a)(i)                                             193,050
                                                                                                                   ---------------
                                                                                                                           718,762
----------------------------------------------------------------------------------------------------------------------------------
Machinery:                             24,700  Actuant Corp. Class A                                                       840,047
Industrial/Specialty - 0.8%             3,500  Altra Holdings, Inc. (a)                                                     58,205
                                        6,800  Chart Industries, Inc. (a)                                                  210,120
                                        9,000  Columbus McKinnon Corp. (a)                                                 293,580
                                        9,700  EnPro Industries, Inc. (a)                                                  297,305
                                        5,500  Hardinge, Inc.                                                               92,290
                                        7,270  Kadant, Inc. (a)                                                            215,701
                                        6,400  Middleby Corp. (a)                                                          490,368
                                       15,710  Nordson Corp.                                                               910,552
                                        7,928  Tecumseh Products Co. Class A (a)                                           185,594
                                        7,274  Tennant Co.                                                                 322,165
                                        2,500  Twin Disc, Inc.                                                             176,925
                                       13,979  Woodward Governor Co.                                                       949,873
                                                                                                                   ---------------
                                                                                                                         5,042,725
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well                    10,200  Allis-Chalmers Energy, Inc. (a)                                             150,450
Equipment & Services - 1.6%            17,400  Basic Energy Services, Inc. (a)(i)                                          381,930
                                        9,602  CARBO Ceramics, Inc.                                                        357,194
                                       17,375  Cal Dive International, Inc. (a)(i)                                         230,045
                                       20,200  Complete Production Services, Inc. (a)                                      362,994

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       12,476  Dril-Quip, Inc. (a)                                                   $     694,414
                                       27,972  Exterran Holdings, Inc. (a)                                               2,288,110
                                        8,600  Flotek Industries, Inc. (a)(i)                                              309,944
                                        5,817  Gulf Island Fabrication, Inc.                                               184,457
                                        9,940  Hornbeck Offshore Services, Inc. (a)                                        446,803
                                        7,100  Lufkin Industries, Inc.                                                     406,759
                                        8,700  NATCO Group, Inc. Class A (a)                                               471,105
                                       42,820  Newpark Resources, Inc. (a)                                                 233,369
                                       23,000  Oil States International, Inc. (a)                                          784,760
                                       49,481  Parker Drilling Co. (a)                                                     373,582
                                       14,000  RPC, Inc. (i)                                                               163,940
                                       16,100  Sulphco, Inc. (a)(i)                                                         84,042
                                        5,500  Superior Offshore International, Inc. (a)                                    27,610
                                        7,600  Superior Well Services, Inc. (a)                                            161,272
                                        2,900  T-3 Energy Services, Inc. (a)                                               136,329
                                        4,600  Trico Marine Services, Inc. (a)                                             170,292
                                        6,000  Union Drilling, Inc. (a)                                                     94,620
                                       14,257  W-H Energy Services, Inc. (a)                                               801,386
                                       17,300  Willbros Group, Inc. (a)                                                    662,417
                                                                                                                   ---------------
                                                                                                                         9,977,824
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.4%            17,400  Bucyrus International, Inc.                                               1,729,386
                                        5,100  Cascade Corp.                                                               236,946
                                       17,800  Flow International Corp. (a)                                                165,896
                                        9,641  Semitool, Inc. (a)(i)                                                        83,684
                                       10,000  TurboChef Technologies, Inc. (a)                                            165,000
                                                                                                                   ---------------
                                                                                                                         2,380,912
----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%            36,127  Champion Enterprises, Inc. (a)                                              340,316
                                        4,205  Palm Harbor Homes, Inc. (a)(i)                                               44,363
                                        4,001  Skyline Corp.                                                               117,429
                                                                                                                   ---------------
                                                                                                                           502,108
----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                   22,759  Federal Signal Corp.                                                        255,356
                                        5,431  Standex International Corp.                                                  94,771
                                                                                                                   ---------------
                                                                                                                           350,127
----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental                        9,900  Abaxis, Inc. (a)                                                            355,014
Instruments & Supplies - 3.0%          12,600  Abiomed, Inc. (a)                                                           195,804
                                       27,700  Align Technology, Inc. (a)                                                  462,036
                                       33,700  American Medical Systems Holdings, Inc. (a)(i)                              487,302
                                        9,100  AngioDynamics, Inc. (a)                                                     173,264
                                        8,300  Bio-Rad Laboratories, Inc. Class A (a)                                      860,046
                                        6,100  BioMimetic Therapeutics, Inc. (a)                                           105,957
                                       13,428  CONMED Corp. (a)                                                            310,321
                                        3,700  Cantel Medical Corp. (a)                                                     53,946
                                       25,700  Cepheid, Inc. (a)                                                           677,195
                                       13,900  Conceptus, Inc. (a)(i)                                                      267,436
                                        8,800  CryoLife, Inc. (a)                                                           69,960
                                        6,200  Cutera, Inc. (a)                                                             97,340
                                       10,669  Cyberonics, Inc. (a)(i)                                                     140,404
                                       21,932  ev3, Inc. (a)                                                               278,756
                                        4,600  Hansen Medical, Inc. (a)(i)                                                 137,724
                                        8,300  I-Flow Corp. (a)(i)                                                         130,974
                                        6,550  ICU Medical, Inc. (a)                                                       235,866

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       32,043  Immucor, Inc. (a)                                                     $   1,089,142
                                        3,900  Insulet Corp. (a)                                                            91,572
                                       13,622  Invacare Corp.                                                              343,274
                                       31,230  Inverness Medical Innovations, Inc. (a)                                   1,754,501
                                        4,378  Landauer, Inc.                                                              226,999
                                       15,800  LifeCell Corp. (a)                                                          681,138
                                        6,050  Medical Action Industries, Inc. (a)                                         126,143
                                       14,744  Mentor Corp. (i)                                                            576,490
                                       18,600  Meridian Bioscience, Inc.                                                   559,488
                                       13,110  Merit Medical Systems, Inc. (a)                                             182,229
                                        7,900  Micrus Endovascular Corp. (a)                                               155,472
                                        9,600  Northstar Neuroscience, Inc. (a)                                             89,280
                                       16,100  NuVasive, Inc. (a)                                                          636,272
                                       22,059  OraSure Technologies, Inc. (a)                                              196,105
                                        7,800  Orthofix International NV (a)                                               452,166
                                       18,898  Owens & Minor, Inc.                                                         801,842
                                       31,473  PSS World Medical, Inc. (a)                                                 615,927
                                        8,800  Palomar Medical Technologies, Inc. (a)                                      134,816
                                       14,400  Sonic Innovations, Inc. (a)                                                 111,168
                                        7,915  SonoSite, Inc. (a)                                                          266,498
                                       15,300  Spectranetic Corp. (a)                                                      234,549
                                       12,500  Stereotaxis, Inc. (a)                                                       152,750
                                       30,400  Steris Corp.                                                                876,736
                                        7,283  SurModics, Inc. (a)(i)                                                      395,248
                                       14,500  Symmetry Medical, Inc. (a)                                                  252,735
                                       25,147  Thoratec Corp. (a)                                                          457,424
                                        1,900  Trans1, Inc (a)                                                              31,293
                                       12,060  Ventana Medical Systems, Inc. (a)                                         1,051,994
                                        4,324  Vital Signs, Inc.                                                           221,043
                                       11,600  Volcano Corp. (a)                                                           145,116
                                       15,476  West Pharmaceutical Services, Inc.                                          628,171
                                       15,200  Wright Medical Group, Inc. (a)                                              443,384
                                                                                                                   ---------------
                                                                                                                        19,020,310
----------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                 5,100  Air Methods Corp. (a)                                                       253,317
                                        2,000  Genoptix, Inc. (a)                                                           61,400
                                       18,200  Magellan Health Services, Inc. (a)                                          848,666
                                       12,997  Parexel International Corp. (a)                                             627,755
                                        8,395  RehabCare Group, Inc. (a)                                                   189,391
                                                                                                                   ---------------
                                                                                                                         1,980,529
----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.0%                3,500  Ampco-Pittsburgh Corp.                                                      133,455
                                        7,700  CIRCOR International, Inc.                                                  356,972
                                          300  Compx International, Inc.                                                     4,386
                                        5,700  Dynamic Materials Corp.                                                     336,072
                                       11,150  Encore Wire Corp.                                                           177,508
                                        5,000  Haynes International, Inc. (a)                                              347,500
                                        9,000  Insteel Industries, Inc.                                                    105,570
                                       12,426  Kaydon Corp.                                                                677,714
                                        4,400  L.B. Foster Co. Class A (a)                                                 227,612
                                       53,660  Mueller Water Products, Inc. Series A (i)                                   510,843
                                        4,900  Northwest Pipe Co. (a)                                                      191,786
                                       16,510  Quanex Corp.                                                                856,869

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       10,000  RBC Bearings, Inc. (a)                                                $     434,600
                                       10,513  RTI International Metals, Inc. (a)                                          724,661
                                        9,700  Superior Essex, Inc. (a)                                                    232,800
                                        4,400  Trimas Corp. (a)                                                             46,596
                                        8,658  Valmont Industries, Inc.                                                    771,601
                                                                                                                   ---------------
                                                                                                                         6,136,545
----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals                       5,600  A.M. Castle & Co.                                                           152,264
Miscellaneous - 0.7%                   10,973  AMCOL International Corp.                                                   395,357
                                       27,500  Apex Silver Mines Ltd. (a)(i)                                               419,100
                                        9,211  Brush Engineered Materials, Inc. (a)                                        340,991
                                       15,100  Compass Minerals International, Inc.                                        619,100
                                       23,800  General Moly, Inc. (a)                                                      277,746
                                       46,644  GrafTech International Ltd. (a)                                             827,931
                                       56,100  Hecla Mining Co. (a)                                                        524,535
                                        1,400  Horsehead Holding Corp. (a)                                                  23,758
                                        8,953  Minerals Technologies, Inc.                                                 599,403
                                       17,064  Stillwater Mining Co. (a)                                                   164,838
                                       24,500  Uranium Resources, Inc. (a)                                                 305,760
                                                                                                                   ---------------
                                                                                                                         4,650,783
----------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain                  5,300  MGP Ingredients, Inc. (i)                                                    49,926
Processing - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business &                4,500  Core-Mark Holdings Co., Inc. (a)                                            129,240
Consumer Discretionary - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer                  9,500  Reddy Ice Holdings, Inc.                                                    240,445
Staples - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health                    3,700  Animal Health International, Inc. (a)                                        45,510
Care - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &              12,050  Ceradyne, Inc. (a)                                                          565,506
Commodities - 0.2%                     17,379  Symyx Technologies Inc. (a)                                                 133,471
                                        8,689  WD-40 Co.                                                                   329,921
                                                                                                                   ---------------
                                                                                                                         1,028,898
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &              14,038  Insituform Technologies, Inc. Class A (a)                                   207,762
Processing - 0.3%                      12,000  Metal Management, Inc.                                                      546,360
                                        7,655  Rogers Corp. (a)                                                            331,997
                                       50,259  USEC, Inc. (a)(i)                                                           452,331
                                       10,000  Xerium Technologies, Inc.                                                    52,000
                                                                                                                   ---------------
                                                                                                                         1,590,450
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer                 19,200  Blount International, Inc. (a)                                              236,352
Durables - 0.1%                         4,600  Park-Ohio Holdings Corp. (a)                                                115,460
                                                                                                                   ---------------
                                                                                                                           351,812
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                           5,300  Dice Holdings, Inc. (a)                                                      42,347
Technology - 0.2%                      14,500  IHS, Inc. Class A (a)                                                       878,120
                                        6,700  iRobot Corp. (a)(i)                                                         121,136
                                        6,400  Vocus, Inc. (a)                                                             220,992
                                                                                                                   ---------------
                                                                                                                         1,262,595
----------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.4%          11,600  Compass Diversified Holdings                                                172,840
                                       26,571  GenCorp, Inc. (a)                                                           309,818
                                        3,700  GenTek Inc. (a)                                                             108,299
                                       11,594  Kaman Corp. Class A                                                         426,775
                                       10,699  Lancaster Colony Corp.                                                      424,750

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                        6,900  Raven Industries, Inc.                                                $     264,891
                                       24,200  Walter Industries, Inc.                                                     869,506
                                                                                                                   ---------------
                                                                                                                         2,576,879
----------------------------------------------------------------------------------------------------------------------------------
Office Furniture &                     25,300  ACCO Brands Corp. (a)                                                       405,812
Business Equipment - 0.3%              29,600  Herman Miller, Inc.                                                         958,744
                                       10,674  Kimball International, Inc. Class B                                         146,234
                                       23,400  Knoll, Inc.                                                                 384,462
                                                                                                                   ---------------
                                                                                                                         1,895,252
----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.4%               12,254  Atwood Oceanics, Inc. (a)                                                 1,228,341
                                        6,800  Bois d'Arc Energy, Inc. (a)                                                 134,980
                                       38,720  Hercules Offshore, Inc. (a)                                                 920,762
                                                                                                                   ---------------
                                                                                                                         2,284,083
----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.7%             1,365  APCO Argentina, Inc.                                                         37,455
                                       11,100  ATP Oil & Gas Corp. (a)(g)                                                  560,994
                                       14,300  Arena Resources, Inc. (a)                                                   596,453
                                       10,525  Atlas America, Inc.                                                         622,869
                                       24,700  BPZ Resources, Inc. (a)(i)                                                  276,146
                                       18,402  Berry Petroleum Co. Class A                                                 817,969
                                       14,500  Bill Barrett Corp. (a)                                                      607,115
                                       22,100  Brigham Exploration Co. (a)                                                 166,192
                                       12,500  Bronco Drilling Co., Inc. (a)                                               185,625
                                        9,800  Callon Petroleum Co. (a)                                                    161,210
                                       11,400  Carrizo Oil & Gas, Inc. (a)                                                 624,150
                                        3,300  Clayton Williams Energy, Inc. (a)                                           102,828
                                       20,757  Comstock Resources, Inc. (a)                                                705,738
                                        6,500  Contango Oil & Gas Co. (a)                                                  330,785
                                        4,200  Delek US Holdings, Inc.                                                      84,966
                                       26,300  EXCO Resources, Inc. (a)                                                    407,124
                                       15,500  Edge Petroleum Corp. (a)(i)                                                  91,915
                                       24,800  Encore Acquisition Co. (a)                                                  827,576
                                       13,000  Energy Infrastructure Acquisition Corp. (a)                                 131,820
                                       15,037  Energy Partners Ltd. (a)                                                    177,587
                                       19,600  FX Energy, Inc. (a)                                                         111,328
                                       19,400  GeoGlobal Resources, Inc. (a)(i)                                             96,030
                                        4,200  Geokinetics, Inc. (a)                                                        81,690
                                        7,800  Goodrich Petroleum Corp. (a)(i)                                             176,436
                                       87,043  Grey Wolf, Inc. (a)                                                         463,939
                                       10,100  Gulfport Energy Corp. (a)                                                   184,426
                                       16,700  Harvest Natural Resources, Inc. (a)(i)                                      208,750
                                       38,600  Mariner Energy, Inc. (a)                                                    883,168
                                       17,600  McMoRan Exploration Co. (a)                                                 230,384
                                       38,911  Meridian Resource Corp. (a)                                                  70,429
                                       10,600  NTR Acquisition Co. (a)                                                     100,700
                                       59,400  Oilsands Quest, Inc. (a)(i)                                                 242,352
                                       18,200  Parallel Petroleum Corp. (a)                                                320,866
                                       76,062  PetroHawk Energy Corp. (a)                                                1,316,633
                                        7,100  Petroleum Development Corp. (a)                                             419,823
                                       19,800  Petroquest Energy, Inc. (a)                                                 283,140
                                       21,700  Pioneer Drilling Co. (a)                                                    257,796
                                        5,249  Resource America, Inc. Class A                                               77,003
                                        6,500  Rex Energy Corp. (a)                                                         77,545

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       23,900  Rosetta Resources, Inc. (a)                                           $     473,937
                                       12,378  Stone Energy Corp. (a)                                                      580,652
                                       14,017  Swift Energy Co. (a)                                                        617,169
                                       16,700  TXCO Resources, Inc. (a)                                                    201,402
                                        9,600  Toreador Resources Corp. (a)(i)                                              67,104
                                        5,200  Venoco, Inc. (a)                                                            103,636
                                       18,910  VeraSun Energy Corp. (a)(i)                                                 288,945
                                       27,600  Warren Resources, Inc. (a)                                                  389,988
                                       19,610  Whiting Petroleum Corp. (a)                                               1,130,713
                                                                                                                   ---------------
                                                                                                                        16,972,501
----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated                        30,700  Delta Petroleum Corp. (a)(i)                                                578,695
Domestic - 0.1%                         5,800  GMX Resources Inc. (a)(i)                                                   187,224
                                                                                                                   ---------------
                                                                                                                           765,919
----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated                        25,700  Vaalco Energy, Inc. (a)                                                     119,505
International - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%               20,676  Ferro Corp.                                                                 428,613
                                       26,580  H.B. Fuller Co.                                                             596,721
                                        1,693  Kronos Worldwide, Inc.                                                       29,543
                                                                                                                   ---------------
                                                                                                                         1,054,877
----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                           25,144  AbitibiBowater, Inc. (i)                                                    518,218
                                       13,074  Albany International Corp. Class A                                          485,045
                                       15,598  Buckeye Technologies, Inc. (a)                                              194,975
                                        8,892  Chesapeake Corp.                                                             46,149
                                       11,700  Mercer International, Inc.-Sbi (a)(i)                                        91,611
                                        2,650  Multi-Color Corp.                                                            72,796
                                        7,600  Neenah Paper, Inc.                                                          221,540
                                       21,301  P.H. Glatfelter Co.                                                         326,118
                                       15,580  Rock-Tenn Co. Class A                                                       395,888
                                       19,342  Wausau Paper Corp.                                                          173,885
                                                                                                                   ---------------
                                                                                                                         2,526,225
----------------------------------------------------------------------------------------------------------------------------------
Photography - 0.0%                      2,600  CPI Corp.                                                                    61,230
----------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.0%                        15,254  Spartech Corp.                                                              215,081
----------------------------------------------------------------------------------------------------------------------------------
Pollution Control &                     7,800  American Ecology Corp.                                                      183,144
Environmental Services - 0.2%          34,600  Darling International, Inc. (a)                                             399,976
                                       12,600  EnergySolutions, Inc. (a)                                                   340,074
                                        7,000  Fuel Tech, Inc. (a)(i)                                                      158,550
                                       18,746  Headwaters, Inc. (a)(i)                                                     220,078
                                        7,500  Team, Inc. (a)                                                              274,350
                                                                                                                   ---------------
                                                                                                                         1,576,172
----------------------------------------------------------------------------------------------------------------------------------
Power Transmission                     14,451  Regal-Beloit Corp.                                                          649,572
Equipment - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Printing & Copying                     14,282  Bowne & Co., Inc.                                                           251,363
Services - 0.3%                        25,200  Cenveo, Inc. (a)                                                            440,244
                                        6,400  Schawk, Inc.                                                                 99,328
                                       20,100  VistaPrint Ltd. (a)                                                         861,285
                                                                                                                   ---------------
                                                                                                                         1,652,220
----------------------------------------------------------------------------------------------------------------------------------
Production Technology                  16,157  ATMI, Inc. (a)(g)                                                           521,063
Equipment - 1.1%                       44,200  Axcelis Technologies, Inc. (a)                                              203,320
                                       33,178  Brooks Automation, Inc. (a)                                                 438,281
                                       20,856  Cognex Corp.                                                                420,248
                                       40,468  Credence Systems Corp. (a)                                                   97,933

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       15,000  Cymer, Inc. (a)(g)                                                    $     583,950
                                        8,931  Dionex Corp. (a)                                                            740,023
                                       12,661  Electro Scientific Industries, Inc. (a)                                     251,321
                                       54,399  Entegris, Inc. (a)                                                          469,463
                                       13,690  Esterline Technologies Corp. (a)                                            708,458
                                       17,655  FEI Co. (a)                                                                 438,374
                                       10,900  Intevac, Inc. (a)                                                           158,486
                                       27,656  Kulicke & Soffa Industries, Inc. (a)                                        189,720
                                       33,103  LTX Corp. (a)                                                               105,268
                                        8,600  MTS Systems Corp.                                                           366,962
                                       22,899  Mattson Technology, Inc. (a)                                                196,015
                                       17,479  Photronics, Inc. (a)                                                        217,963
                                       14,200  Rofin-Sinar Technologies, Inc. (a)                                          683,162
                                       13,973  Rudolph Technologies, Inc. (a)                                              158,174
                                        9,300  Ultra Clean Holdings, Inc. (a)                                              113,460
                                       12,590  Ultratech, Inc. (a)                                                         142,771
                                                                                                                   ---------------
                                                                                                                         7,204,415
----------------------------------------------------------------------------------------------------------------------------------
Publishing:                             4,600  Consolidated Graphics, Inc. (a)                                             219,972
Miscellaneous - 0.2%                    4,050  Courier Corp.                                                               133,691
                                       11,040  GateHouse Media, Inc. (i)                                                    96,931
                                       13,782  Martha Stewart Living Omnimedia, Inc. Class A (a)(i)                        127,759
                                       11,207  Playboy Enterprises, Inc. Class B (a)                                       102,208
                                       22,300  Primedia, Inc.                                                              189,550
                                       13,260  Scholastic Corp. (a)                                                        462,641
                                                                                                                   ---------------
                                                                                                                         1,332,752
----------------------------------------------------------------------------------------------------------------------------------
Publishing:                            39,600  Belo Corp. Class A                                                          690,624
Newspapers - 0.3%                       4,300  Dolan Media Co. (a)                                                         125,431
                                       21,100  Journal Communications, Inc. Class A                                        188,634
                                       22,400  Lee Enterprises, Inc.                                                       328,160
                                       10,600  Media General, Inc. Class A                                                 225,250
                                       38,829  Sun-Times Media Group, Inc. (a)                                              85,424
                                                                                                                   ---------------
                                                                                                                         1,643,523
----------------------------------------------------------------------------------------------------------------------------------
Radio & TV                             18,600  CKX, Inc. (a)                                                               223,200
Broadcasters - 0.3%                    86,430  Citadel Broadcasting Corp. (i)                                              178,046
                                       14,400  Cox Radio, Inc. Class A (a)                                                 174,960
                                       16,600  Cumulus Media, Inc. Class A (a)                                             133,464
                                       19,200  Emmis Communications Corp. Class A (a)                                       73,920
                                       15,600  Entercom Communications Corp.                                               213,564
                                        2,200  Fisher Communications, Inc. (a)                                              83,512
                                       18,200  Gray Television, Inc.                                                       145,964
                                       11,800  Lin TV Corp. Class A (a)                                                    143,606
                                        5,600  Nexstar Broadcasting Group, Inc. Class A (a)                                 51,184
                                       38,000  Radio One, Inc. Class D (a)                                                  90,060
                                        3,383  Salem Communications Corp. Class A                                           22,294
                                       23,564  Sinclair Broadcast Group, Inc. Class A (i)                                  193,460
                                       17,484  Spanish Broadcasting System, Inc. Class A (a)(i)                             32,345
                                       35,400  Westwood One, Inc.                                                           70,446
                                       10,896  World Wrestling Entertainment, Inc.                                         160,825
                                                                                                                   ---------------
                                                                                                                         1,990,850
----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%               3,800  American Railcar Industries, Inc. (i)                                        73,150
                                        5,800  Freightcar America, Inc.                                                    203,000

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                        7,000  Greenbrier Cos., Inc. (i)                                             $     155,820
                                       21,439  Westinghouse Air Brake Technologies Corp.                                   738,359
                                                                                                                   ---------------
                                                                                                                         1,170,329
----------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.1%                       15,275  Genesee & Wyoming, Inc. Class A (a)                                         369,197
----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%                        800  AMREP Corp. (i)                                                              24,440
                                        2,800  Avatar Holdings, Inc. (a)(i)                                                117,096
                                        7,000  Bluegreen Corp. (a)                                                          50,330
                                        2,500  Consolidated-Tomoka Land Co.                                                156,700
                                       15,000  Dupont Fabros Technology, Inc.                                              294,000
                                       10,300  Grubb & Ellis Co.                                                            66,023
                                        7,100  HFF, Inc. Class A (a)                                                        54,954
                                       22,672  Hilltop Holdings, Inc. (a)                                                  247,578
                                        4,700  Quadra Realty Trust, Inc.                                                    37,788
                                        8,100  Resource Capital Corp.                                                       75,411
                                        1,500  Stratus Properties, Inc. (a)                                                 50,910
                                        4,415  Tejon Ranch Co. (a)                                                         180,353
                                       13,200  Thomas Properties Group, Inc.                                               142,296
                                                                                                                   ---------------
                                                                                                                         1,497,879
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                 15,501  Acadia Realty Trust                                                         396,981
Trusts (REITs) - 5.3%                   3,800  Agree Realty Corp.                                                          114,380
                                       22,700  Alesco Financial, Inc. (i)                                                   74,456
                                          867  Alexander's, Inc. (a)                                                       306,268
                                       14,876  Alexandria Real Estate Equities, Inc.                                     1,512,443
                                       12,850  American Campus Communities, Inc.                                           345,023
                                       56,600  American Financial Realty Trust (g)                                         453,932
                                       29,600  Anthracite Capital, Inc. (c)(g)                                             214,304
                                       22,600  Anworth Mortgage Asset Corp.                                                186,676
                                        7,000  Arbor Realty Trust, Inc.                                                    112,770
                                       49,980  Ashford Hospitality Trust, Inc. (g)                                         359,356
                                        9,900  Associated Estates Realty Corp.                                              93,456
                                        3,800  BRT Realty Trust (i)                                                         58,140
                                       28,720  BioMed Realty Trust, Inc. (i)                                               665,442
                                       10,100  CBRE Realty Finance, Inc.                                                    53,934
                                       17,400  CapLease, Inc.                                                              146,508
                                        6,000  Capital Trust, Inc. (i)                                                     183,900
                                       21,100  Cedar Shopping Centers, Inc.                                                215,853
                                       13,900  Chimera Investment Corp.                                                    248,532
                                       18,300  Corporate Office Properties Trust (g)                                       576,450
                                       19,100  Cousins Properties, Inc. (i)                                                422,110
                                        9,900  Crystal River Capital, Inc.(i)                                              142,956
                                       76,010  DCT Industrial Trust, Inc.                                                  707,653
                                       20,900  Deerfield Capital Corp. (i)                                                 167,200
                                       44,150  DiamondRock Hospitality Co.                                                 661,367
                                       26,340  Digital Realty Trust, Inc.                                                1,010,666
                                       11,127  Eastgroup Properties, Inc.                                                  465,665
                                       15,300  Education Realty Trust, Inc.                                                171,972
                                       13,080  Entertainment Properties Trust                                              614,760
                                        9,494  Equity Lifestyle Properties, Inc.                                           433,591
                                       17,200  Equity One, Inc.                                                            396,116
                                       30,350  Extra Space Storage, Inc.                                                   433,702
                                       29,270  FelCor Lodging Trust, Inc.                                                  456,319

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       21,200  First Industrial Realty Trust, Inc. (i)                               $     733,520
                                       12,500  First Potomac Realty Trust                                                  216,125
                                       25,300  Franklin Street Properties Corp.                                            374,440
                                       63,600  Friedman Billings Ramsey Group, Inc. Class A                                199,704
                                       15,690  GMH Communities Trust                                                        86,609
                                        6,800  Getty Realty Corp.                                                          181,424
                                       17,856  Glimcher Realty Trust                                                       255,162
                                       10,550  Gramercy Capital Corp. (i)                                                  256,471
                                       23,700  Healthcare Realty Trust, Inc.                                               601,743
                                       17,700  Hersha Hospitality Trust                                                    168,150
                                       26,500  Highwoods Properties, Inc.                                                  778,570
                                       15,520  Home Properties, Inc.                                                       696,072
                                       40,300  IMPAC Mortgage Holdings, Inc. (i)                                            22,568
                                       27,400  Inland Real Estate Corp.                                                    387,984
                                       23,100  Investors Real Estate Trust (i)                                             207,207
                                       12,700  JER Investors Trust, Inc. (i)                                               136,779
                                        9,940  Kite Realty Group Trust                                                     151,784
                                        9,600  LTC Properties, Inc.                                                        240,480
                                       18,720  LaSalle Hotel Properties                                                    597,168
                                       30,992  Lexington Corporate Properties Trust                                        450,624
                                       20,300  Luminent Mortgage Capital, Inc. (i)                                          15,834
                                       57,300  MFA Mortgage Investments, Inc.                                              530,025
                                       16,600  Maguire Properties, Inc. (i)                                                489,202
                                       24,700  Medical Properties Trust, Inc.                                              251,693
                                       16,480  Meruelo Maddux Properties, Inc. (a)                                          65,920
                                       11,929  Mid-America Apartment Communities, Inc.                                     509,965
                                        6,000  Mission West Properties, Inc.                                                57,060
                                        9,629  National Health Investors, Inc.                                             268,649
                                       32,375  National Retail Properties, Inc.                                            756,928
                                       41,859  Nationwide Health Properties, Inc.                                        1,313,117
                                       20,300  Newcastle Investment Corp. (i)                                              263,088
                                       26,700  NorthStar Realty Finance Corp. (i)                                          238,164
                                          100  Novastar Financial, Inc. (a)(i)                                                 289
                                       29,200  Omega Healthcare Investors, Inc.                                            468,660
                                        6,708  PS Business Parks, Inc.                                                     352,505
                                        7,504  Parkway Properties, Inc.                                                    277,498
                                       15,132  Pennsylvania Real Estate Investment Trust                                   449,118
                                       19,186  Post Properties, Inc.                                                       673,812
                                       18,247  Potlatch Corp.                                                              810,897
                                       29,810  RAIT Investment Trust (i)                                                   256,962
                                        9,400  Ramco-Gershenson Properties Trust                                           200,878
                                       45,300  Realty Income Corp. (i)                                                   1,224,006
                                       10,795  Redwood Trust, Inc. (i)                                                     369,621
                                        5,422  Saul Centers, Inc.                                                          289,697
                                       39,414  Senior Housing Properties Trust                                             893,910
                                        9,180  Sovran Self Storage, Inc.                                                   368,118
                                       34,800  Strategic Hotel Capital, Inc.                                               582,204
                                        8,343  Sun Communities, Inc.                                                       175,787
                                       29,200  Sunstone Hotel Investors, Inc.                                              534,068
                                       14,622  Tanger Factory Outlet Centers, Inc.                                         551,396
                                        2,875  Tarragon Corp. (a)(i)                                                         4,313

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       22,170  U-Store-It Trust                                                      $     203,077
                                        5,727  Universal Health Realty Income Trust                                        202,965
                                        9,200  Urstadt Biddle Properties, Inc. Class A                                     142,600
                                       21,065  Washington Real Estate Investment Trust                                     661,652
                                       17,900  Winthrop Realty Trust, Inc.                                                  94,691
                                                                                                                   ---------------
                                                                                                                        33,693,834
----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles &                 6,043  Arctic Cat, Inc.                                                             72,153
Boats - 0.2%                           27,799  Fleetwood Enterprises, Inc. (a)(i)                                          166,238
                                        2,075  Marine Products Corp.                                                        14,546
                                       13,024  Monaco Coach Corp.                                                          115,653
                                       15,800  Polaris Industries, Inc. (i)                                                754,766
                                       13,490  Winnebago Industries, Inc. (i)                                              283,560
                                                                                                                   ---------------
                                                                                                                         1,406,916
----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:              5,853  Electro Rent Corp.                                                           86,917
Commercial - 0.1%                       8,600  H&E Equipment Services, Inc. (a)                                            162,368
                                       11,910  McGrath RentCorp                                                            306,683
                                                                                                                   ---------------
                                                                                                                           555,968
----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:             19,693  Aaron Rents, Inc. (g)                                                       378,893
Consumer - 0.2%                         4,600  Amerco, Inc. (a)(i)                                                         302,128
                                       10,695  Dollar Thrifty Automotive Group, Inc. (a)                                   253,258
                                        9,500  RSC Holdings, Inc. (a)                                                      119,225
                                       33,000  Rent-A-Center, Inc. (a)                                                     479,160
                                                                                                                   ---------------
                                                                                                                         1,532,664
----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.3%                     13,400  AFC Enterprises, Inc. (a)                                                   151,688
                                        7,900  BJ's Restaurants, Inc. (a)                                                  128,454
                                        3,400  Benihana, Inc. Class A (a)                                                   43,350
                                       16,280  Bob Evans Farms, Inc.                                                       438,420
                                        7,550  Buffalo Wild Wings, Inc. (a)                                                175,311
                                       10,400  CBRL Group, Inc.                                                            336,856
                                       13,050  CEC Entertainment, Inc. (a)                                                 338,778
                                       26,200  CKE Restaurants, Inc.                                                       345,840
                                       14,950  California Pizza Kitchen, Inc. (a)                                          232,771
                                        4,300  Carrols Restaurant Group, Inc. (a)                                           41,194
                                       14,800  Chipotle Mexican Grill, Inc. Class B (a)                                  1,821,140
                                       47,100  Denny's Corp. (a)                                                           176,625
                                       20,850  Domino's Pizza, Inc.                                                        275,846
                                        7,148  IHOP Corp. (i)                                                              261,474
                                       27,536  Jack in the Box, Inc. (a)                                                   709,603
                                       27,500  Jamba, Inc. (a)(i)                                                          101,750
                                       28,200  Krispy Kreme Doughnuts, Inc. (a)(i)                                          89,112
                                        6,096  Landry's Restaurants, Inc. (i)                                              120,091
                                        7,200  McCormick & Schmick's Seafood Restaurants, Inc. (a)                          85,896
                                        5,500  Morton's Restaurant Group, Inc. (a)                                          51,315
                                       12,184  O'Charleys, Inc.                                                            182,516
                                       10,508  P.F. Chang's China Bistro, Inc. (a)(i)                                      240,003
                                       10,896  Papa John's International, Inc. (a)                                         247,339
                                        6,800  Red Robin Gourmet Burgers, Inc. (a)                                         217,532
                                       24,700  Ruby Tuesday, Inc.                                                          240,825
                                        9,500  Ruth's Chris Steak House, Inc. (a)                                           84,930
                                       29,220  Sonic Corp. (a)                                                             639,918
                                       10,728  The Steak n Shake Co. (a)                                                   116,935

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       21,500  Texas Roadhouse, Inc. Class A (a)                                     $     237,790
                                       26,550  Triarc Cos.                                                                 232,578
                                                                                                                   ---------------
                                                                                                                         8,365,880
----------------------------------------------------------------------------------------------------------------------------------
Retail - 2.9%                          13,024  1-800-FLOWERS.COM, Inc. Class A (a)                                         113,700
                                       22,400  99 Cents Only Stores (a)                                                    178,304
                                        9,800  A.C. Moore Arts & Crafts, Inc. (a)                                          134,750
                                       12,300  Asbury Automotive Group, Inc.                                               185,115
                                       31,375  Aeropostale, Inc. (a)                                                       831,438
                                       10,900  Big 5 Sporting Goods Corp.                                                  157,178
                                        9,600  bebe Stores, Inc.                                                           123,456
                                       86,200  Blockbuster, Inc. Class A (a)(i)                                            336,180
                                        5,800  Blue Nile, Inc. (a)(i)                                                      394,748
                                        5,200  The Bon-Ton Stores, Inc. (i)                                                 49,348
                                        8,800  Books-A-Million, Inc.                                                       104,896
                                       24,700  Borders Group, Inc.                                                         263,055
                                       19,127  Brown Shoe Co., Inc.                                                        290,156
                                        5,673  The Buckle, Inc.                                                            187,209
                                        6,300  Build-A-Bear Workshop, Inc. (a)                                              87,885
                                       20,334  CSK Auto Corp. (a)                                                          101,873
                                       18,400  Cabela's, Inc. Class A (a)(i)                                               277,288
                                        7,050  Cache, Inc. (a)                                                              65,847
                                       15,700  Casual Male Retail Group, Inc. (a)                                           81,326
                                       12,995  The Cato Corp. Class A                                                      203,501
                                       33,234  Central Garden & Pet Co. Class A (a)                                        178,134
                                       12,000  Charlotte Russe Holding, Inc. (a)                                           193,800
                                       57,240  Charming Shoppes, Inc. (a)                                                  309,668
                                        9,585  The Children's Place Retail Stores, Inc. (a)                                248,539
                                       15,728  Christopher & Banks Corp.                                                   180,086
                                       30,200  Collective Brands, Inc. (a)                                                 525,178
                                        5,900  Conn's, Inc. (a)(i)                                                         100,949
                                       22,890  Dress Barn, Inc. (a)                                                        286,354
                                       10,900  Eddie Bauer Holdings, Inc. (a)                                               69,215
                                       16,100  Ezcorp, Inc. (a)                                                            181,769
                                        9,400  FTD Group, Inc.                                                             121,072
                                       19,135  Fred's, Inc.                                                                184,270
                                        9,700  GSI Commerce, Inc. (a)                                                      189,150
                                        8,200  Gaiam, Inc. (a)                                                             243,376
                                        5,800  Gander Mountain Co. (a)(i)                                                   28,594
                                       10,738  Genesco, Inc. (a)                                                           405,896
                                       11,132  Group 1 Automotive, Inc.                                                    264,385
                                       12,258  Gymboree Corp. (a)                                                          373,379
                                       15,175  Hibbett Sports, Inc. (a)                                                    303,197
                                       23,181  Hot Topic, Inc. (a)                                                         134,913
                                       22,598  Insight Enterprises, Inc. (a)                                               412,188
                                       12,205  Jo-Ann Stores, Inc. (a)                                                     159,641
                                        7,533  Jos. A. Bank Clothiers, Inc. (a)(i)                                         214,314
                                        1,788  Lawson Products, Inc.                                                        67,801
                                        6,800  Lithia Motors, Inc. Class A                                                  93,364
                                        7,700  MarineMax, Inc. (a)(i)                                                      119,350
                                       25,300  Men's Wearhouse, Inc.                                                       682,594
                                       10,800  New York & Co. (a)                                                           68,904

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                        7,800  Overstock.com, Inc. (a)(i)                                            $     121,134
                                        2,600  PC Connection, Inc. (a)                                                      29,510
                                       30,600  Pacific Sunwear of California, Inc. (a)                                     431,766
                                       10,800  The Pantry, Inc. (a)                                                        282,204
                                       19,310  The Pep Boys - Manny, Moe & Jack                                            221,679
                                       11,500  PetMed Express, Inc. (a)                                                    139,150
                                       42,199  Pier 1 Imports, Inc. (a)                                                    220,701
                                        5,400  PriceSmart, Inc.                                                            162,324
                                       17,516  Priceline.com, Inc. (a)                                                   2,011,888
                                        9,000  Retail Ventures, Inc. (a)                                                    45,810
                                       14,500  Rush Enterprises, Inc. Class A (a)                                          263,610
                                        6,647  Russ Berrie & Co., Inc. (a)                                                 108,745
                                       40,000  Sally Beauty Co., Inc. (a)                                                  362,000
                                       10,054  School Specialty, Inc. (a)                                                  347,366
                                        6,900  Shutterfly, Inc. (a)                                                        176,778
                                       14,700  Sonic Automotive, Inc.                                                      284,592
                                       18,250  Stage Stores, Inc.                                                          270,100
                                        8,803  Stamps.com, Inc. (a)                                                        107,221
                                       13,724  Stein Mart, Inc.                                                             65,052
                                        1,500  Syms Corp.                                                                   22,650
                                        3,800  Systemax, Inc. (i)                                                           77,216
                                       11,100  The Talbots, Inc. (i)                                                       131,202
                                       14,590  Tuesday Morning Corp.                                                        73,971
                                       10,766  Tween Brands, Inc. (a)                                                      285,084
                                       20,080  United Natural Foods, Inc. (a)                                              636,938
                                       17,256  ValueVision Media, Inc. Class A (a)                                         108,540
                                        7,000  Volcom, Inc. (a)                                                            154,210
                                       41,200  The Wet Seal, Inc. Class A (a)                                               95,996
                                       18,700  Zale Corp. (a)(i)                                                           300,322
                                        8,200  Zumiez, Inc. (a)(i)                                                         199,752
                                                                                                                   ---------------
                                                                                                                        18,244,844
----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.1%                   9,337  Anchor Bancorp Wisconsin, Inc.                                              219,606
                                       26,738  Bank Mutual Corp.                                                           282,620
                                       21,542  BankAtlantic Bancorp, Inc. Class A                                           88,322
                                       16,973  BankUnited Financial Corp. Class A (i)                                      117,114
                                        5,300  Berkshire Hills Bancorp, Inc.                                               137,800
                                       31,387  Brookline Bancorp, Inc.                                                     318,892
                                       13,649  Dime Community Bancshares, Inc.                                             174,298
                                       10,000  Downey Financial Corp. (i)                                                  311,100
                                        5,826  First Financial Holdings, Inc.                                              159,749
                                        6,600  First Indiana Corp.                                                         211,200
                                       49,053  First Niagara Financial Group, Inc.                                         590,598
                                        8,600  First Place Financial Corp.                                                 120,314
                                        5,900  FirstFed Financial Corp. (a)(i)                                             211,338
                                       21,350  Flagstar Bancorp, Inc. (i)                                                  148,810
                                       10,275  Flushing Financial Corp.                                                    164,914
                                        3,378  Great Southern Bancorp, Inc.                                                 74,181
                                        6,150  Horizon Financial Corp.                                                     107,256
                                        5,850  IBERIABANK Corp.                                                            273,488
                                        3,700  Imperial Capital Bancorp, Inc.                                               67,710
                                       11,000  KNBT Bancorp, Inc.                                                          169,620

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                        7,400  Kearny Financial Corp.                                                $      88,134
                                          700  NASB Financial, Inc.                                                         18,214
                                       53,000  NewAlliance Bancshares, Inc.                                                610,560
                                        7,267  Northwest Bancorp, Inc.                                                     193,084
                                       13,965  Ocwen Financial Corp. (a)                                                    77,366
                                       11,011  PFF Bancorp, Inc.                                                           132,572
                                       29,058  Provident Financial Services, Inc.                                          419,016
                                       18,789  Provident New York Bancorp                                                  242,754
                                        3,500  Rockville Financial, Inc.                                                    42,700
                                        2,700  Roma Financial Corp.                                                         42,363
                                       24,343  Sterling Financial Corp.                                                    408,719
                                        9,300  TierOne Corp.                                                               205,995
                                        9,061  United Community Financial Corp.                                             50,017
                                        5,800  ViewPoint Financial Group                                                    95,874
                                       39,633  W Holding Co., Inc. (i)                                                      47,956
                                        4,512  Westfield Financial, Inc.                                                    43,766
                                                                                                                   ---------------
                                                                                                                         6,668,020
----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment &                 17,635  Newport Corp. (a)                                                           225,552
Suppliers - 0.2%                       14,235  Varian, Inc. (a)                                                            929,546
                                                                                                                   ---------------
                                                                                                                         1,155,098
----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage &                 22,145  Centerline Holding Co. (i)                                                  168,745
Services - 0.5%                         7,300  GFI Group, Inc. (a)                                                         698,756
                                       12,400  KBW, Inc. (a)                                                               317,316
                                       46,500  Knight Capital Group, Inc. Class A (a)(g)                                   669,600
                                       20,500  LaBranche & Co., Inc. (a)                                                   103,320
                                       49,900  Ladenburg Thalmann Financial Services, Inc. (a)(i)                          105,788
                                       13,500  MarketAxess Holdings, Inc. (a)                                              173,205
                                       20,400  optionsXpress Holdings, Inc.                                                689,928
                                        5,200  Penson Worldwide, Inc. (a)                                                   74,620
                                        9,706  SWS Group, Inc.                                                             122,975
                                       10,100  Thomas Weisel Partners Group, Inc. (a)                                      138,673
                                                                                                                   ---------------
                                                                                                                         3,262,926
----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.3%            20,370  ABM Industries, Inc.                                                        415,344
                                       16,405  AMN Healthcare Services, Inc. (a)                                           281,674
                                       10,961  Administaff, Inc.                                                           309,977
                                        8,500  The Advisory Board Co. (a)                                                  545,615
                                        8,300  Ambassadors Group, Inc.                                                     151,973
                                        5,400  Ambassadors International, Inc. (i)                                          78,732
                                        4,400  Barrett Business Services, Inc.                                              79,244
                                       22,753  CBIZ, Inc. (a)                                                              223,207
                                        7,001  CDI Corp.                                                                   169,844
                                        5,600  CRA International, Inc. (a)                                                 266,616
                                       10,978  Casella Waste Systems, Inc. (a)                                             143,153
                                       11,172  Chemed Corp.                                                                624,291
                                        9,050  CoStar Group, Inc. (a)                                                      427,613
                                       13,092  Coinstar, Inc. (a)                                                          368,540
                                        5,200  Cornell Cos., Inc. (a)                                                      121,264
                                       16,000  Cross Country Healthcare, Inc. (a)                                          227,840
                                       13,800  Diamond Management & Technology
                                                  Consultants, Inc.                                                        100,326
                                       12,200  DynCorp. International, Inc. (a)                                            327,936

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                        7,704  Exponent, Inc. (a)                                                    $     208,316
                                       21,741  FTI Consulting, Inc. (a)                                                  1,340,115
                                        4,200  First Advantage Corp. Class A (a)                                            69,174
                                        5,881  Forrester Research, Inc. (a)                                                164,786
                                       10,177  G&K Services, Inc. Class A                                                  381,841
                                       23,500  The Geo Group, Inc. (a)                                                     658,000
                                       13,300  Gevity HR, Inc.                                                             102,277
                                        9,620  Global Sources Ltd. (a)                                                     271,476
                                       23,700  Harris Interactive, Inc. (a)                                                100,962
                                        8,558  Heidrick & Struggles International, Inc.                                    317,587
                                       21,200  Home Solutions of America, Inc. (a)(i)                                       21,200
                                       12,300  Hudson Highland Group, Inc. (a)                                             103,443
                                        4,400  ICT Group, Inc. (a)                                                          52,580
                                       47,000  IKON Office Solutions, Inc.                                                 611,940
                                       14,000  Jackson Hewitt Tax Service, Inc.                                            444,500
                                       11,168  Kelly Services, Inc. Class A                                                208,395
                                       13,100  Kforce, Inc. (a)                                                            127,725
                                       13,200  The Knot, Inc. (a)                                                          210,408
                                       20,968  Korn/Ferry International (a)                                                394,618
                                        4,600  Liquidity Services, Inc. (a)                                                 59,340
                                        7,604  MAXIMUS, Inc.                                                               293,590
                                       44,605  MPS Group, Inc. (a)                                                         487,979
                                        7,242  Midas, Inc. (a)                                                             106,168
                                        8,750  Monro Muffler, Inc.                                                         170,538
                                       22,523  Navigant Consulting, Inc. (a)                                               307,889
                                       19,100  Net 1 UEPS Technologies, Inc. (a)                                           560,776
                                       17,100  On Assignment, Inc. (a)                                                     119,871
                                       13,400  Orbitz Worldwide, Inc. (a)                                                  113,900
                                       23,164  PHH Corp. (a)                                                               408,613
                                       11,300  People Support, Inc. (a)                                                    154,584
                                       13,900  Perficient, Inc. (a)                                                        218,786
                                        4,560  Pre-Paid Legal Services, Inc. (a)                                           252,396
                                        5,600  The Providence Service Corp. (a)                                            157,584
                                       20,700  Regis Corp.                                                                 578,772
                                       23,032  Resources Connection, Inc.                                                  418,261
                                       18,453  Rollins, Inc.                                                               354,298
                                       23,000  Source Interlink Cos., Inc. (a)(i)                                           66,240
                                       24,529  Spherion Corp. (a)                                                          178,571
                                        1,700  Standard Parking Corp. (a)                                                   82,433
                                        7,800  Steiner Leisure Ltd. (a)                                                    344,448
                                       19,589  TeleTech Holdings, Inc. (a)                                                 416,658
                                       27,231  Tetra Tech, Inc. (a)                                                        585,467
                                        3,700  Travelzoo, Inc. (a)                                                          50,616
                                       21,122  TrueBlue, Inc. (a)                                                          305,847
                                        5,800  Unifirst Corp.                                                              220,400
                                        9,600  Viad Corp.                                                                  303,168
                                        6,138  Volt Information Sciences, Inc. (a)                                         112,080
                                       32,027  Waste Connections, Inc. (a)                                                 989,634
                                        2,600  Waste Industries USA, Inc.                                                   94,380
                                        8,233  Waste Services, Inc. (a)                                                     70,557

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                       19,915  Watson Wyatt Worldwide, Inc.                                          $     924,255
                                       13,400  World Fuel Services Corp.                                                   389,002
                                                                                                                   ---------------
                                                                                                                        20,549,633
----------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.7%                        24,200  American Commercial Lines, Inc. (a)(g)                                      393,008
                                        4,700  Arlington Tankers Ltd. (i)                                                  104,011
                                       10,400  Double Hull Tankers, Inc.                                                   127,296
                                       21,900  Eagle Bulk Shipping, Inc.                                                   581,445
                                        9,400  Genco Shipping & Trading Ltd.                                               514,744
                                       12,000  General Maritime Corp. (i)                                                  293,400
                                       16,400  Golar LNG Ltd.                                                              362,768
                                       10,800  Gulfmark Offshore, Inc. (a)                                                 505,332
                                       15,800  Horizon Lines, Inc. Class A                                                 294,512
                                        9,000  Knightsbridge Tankers Ltd. (i)                                              217,350
                                       12,900  Nordic American Tanker Shipping Ltd. (i)                                    423,378
                                       14,500  Ship Finance International Ltd. (i)                                         401,795
                                        2,100  TBS International Ltd. (a)                                                   69,426
                                                                                                                   ---------------
                                                                                                                         4,288,465
----------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.5%                            6,500  DSW, Inc. Class A (a)(i)                                                    121,940
                                        5,700  Deckers Outdoor Corp. (a)                                                   883,842
                                       20,966  The Finish Line, Inc. Class A                                                50,738
                                        2,800  Heelys, Inc. (a)(i)                                                          19,488
                                       23,700  Iconix Brand Group, Inc. (a)                                                465,942
                                       12,296  K-Swiss, Inc. Class A                                                       222,558
                                        4,992  Kenneth Cole Productions, Inc. Class A                                       87,310
                                        5,400  Shoe Carnival, Inc. (a)                                                      76,194
                                        9,355  Skechers U.S.A., Inc. Class A (a)                                           182,516
                                        9,968  Steven Madden Ltd. (a)                                                      199,360
                                       20,600  Timberland Co. Class A (a)                                                  372,448
                                        2,400  Weyco Group, Inc.                                                            66,000
                                       23,808  Wolverine World Wide, Inc.                                                  583,772
                                                                                                                   ---------------
                                                                                                                         3,332,108
----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.3%                            5,100  Claymont Steel, Inc. (a)                                                    119,085
                                        4,400  Esmark, Inc. (a)                                                             62,172
                                        9,834  Gibraltar Industries, Inc.                                                  151,640
                                        3,300  Olympic Steel, Inc.                                                         104,643
                                       10,250  Schnitzer Steel Industries, Inc. Class A                                    708,583
                                        3,600  Universal Stainless & Alloy Products, Inc. (a)                              128,052
                                       32,300  Worthington Industries, Inc.                                                577,524
                                                                                                                   ---------------
                                                                                                                         1,851,699
----------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                            4,800  Imperial Sugar Co. New Shares (i)                                            90,096
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications                        400  Airvana, Inc. (a)                                                             2,172
Equipment - 0.6%                       70,190  Arris Group, Inc. (a)                                                       700,502
                                        7,285  Audiovox Corp. Class A (a)                                                   90,334
                                       20,961  Belden, Inc.                                                                932,764
                                       17,500  Mastec, Inc. (a)                                                            177,975
                                        6,300  OpNext, Inc. (a)                                                             55,755
                                       22,499  Plantronics, Inc.                                                           584,974
                                       40,900  Polycom, Inc. (a)                                                         1,136,202
                                       61,477  Powerwave Technologies, Inc. (a)(i)                                         247,752

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                          600  Preformed Line Products Co.                                           $      35,700
                                       22,800  Symmetricom, Inc. (a)                                                       107,388
                                                                                                                   ---------------
                                                                                                                         4,071,518
----------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                25,721  Interface, Inc. Class A                                                     419,767
----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel                       27,300  Carter's, Inc. (a)                                                          528,255
Manufacturers - 0.7%                    4,200  Cherokee, Inc. (i)                                                          135,534
                                        6,600  Columbia Sportswear Co.                                                     290,994
                                        7,300  G-III Apparel Group, Ltd. (a)                                               107,821
                                       18,170  J. Crew Group, Inc. (a)                                                     875,976
                                       11,282  Kellwood Co.                                                                187,732
                                        6,100  Lululemon Athletica, Inc. (a)                                               288,957
                                       11,200  Maidenform Brands, Inc. (a)                                                 151,536
                                        7,042  Oxford Industries, Inc.                                                     181,472
                                        6,450  Perry Ellis International, Inc. (a)                                          99,201
                                       54,200  Quiksilver, Inc. (a)                                                        465,036
                                        5,500  True Religion Apparel, Inc. (a)(i)                                          117,425
                                       10,700  Under Armour, Inc. Class A (a)(i)                                           467,269
                                       21,600  The Warnaco Group, Inc. (a)                                                 751,680
                                                                                                                   ---------------
                                                                                                                         4,648,888
----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                  28,900  Cooper Tire & Rubber Co.                                                    479,162
                                       10,500  Titan International, Inc.                                                   328,230
                                                                                                                   ---------------
                                                                                                                           807,392
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                         45,555  Alliance One International, Inc. (a)                                        185,409
                                        7,520  Schweitzer-Mauduit International, Inc.                                      194,843
                                       12,656  Universal Corp.                                                             648,240
                                       15,244  Vector Group Ltd. (i)                                                       305,795
                                                                                                                   ---------------
                                                                                                                         1,334,287
----------------------------------------------------------------------------------------------------------------------------------
Toys - 0.2%                            13,430  Jakks Pacific, Inc. (a)                                                     317,082
                                       16,246  Leapfrog Enterprises, Inc. (a)                                              109,336
                                       23,800  Marvel Entertainment, Inc. (a)                                              635,698
                                                                                                                   ---------------
                                                                                                                         1,062,116
----------------------------------------------------------------------------------------------------------------------------------
Transportation                         13,100  Celadon Group, Inc. (a)                                                     119,996
Miscellaneous - 0.2%                    4,600  Dynamex, Inc. (a)                                                           124,476
                                       18,200  HUB Group, Inc. Class A (a)                                                 483,756
                                       22,000  Odyssey Marine Exploration, Inc. (a)                                        136,180
                                       16,400  Pacer International, Inc.                                                   239,440
                                        1,800  Textainer Group Holdings Ltd.                                                26,154
                                        5,700  Ultrapetrol Bahamas Ltd. (a)                                                 96,957
                                                                                                                   ---------------
                                                                                                                         1,226,959
----------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.4%                         9,041  Arkansas Best Corp.                                                         198,359
                                       14,132  Forward Air Corp.                                                           440,494
                                       25,173  Heartland Express, Inc. (i)                                                 356,953
                                       26,962  Knight Transportation, Inc. (i)                                             399,307
                                        5,450  Marten Transport Ltd. (a)                                                    76,028
                                       14,025  Old Dominion Freight Line, Inc. (a)                                         324,118
                                          400  Patriot Transportation Holding, Inc. (a)                                     36,892
                                        6,181  Saia, Inc. (a)                                                               82,207
                                        1,800  Universal Truckload Services, Inc. (a)                                       34,488
                                       22,200  Werner Enterprises, Inc.                                                    378,066
                                                                                                                   ---------------
                                                                                                                         2,326,912
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable                       28,500  Mediacom Communications Corp. Class A (a)(i)                          $     130,815
TV & Radio - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.7%           12,066  Allete, Inc.                                                                477,572
                                       24,775  Avista Corp.                                                                533,653
                                       17,600  Black Hills Corp.                                                           776,160
                                        7,489  CH Energy Group, Inc.                                                       333,560
                                        5,000  Central Vermont Public Service Corp.                                        154,200
                                       27,867  Cleco Corp.                                                                 774,702
                                       21,408  El Paso Electric Co. (a)                                                    547,403
                                       14,068  The Empire District Electric Co.                                            320,469
                                       20,500  IDACORP, Inc.                                                               722,010
                                       19,800  ITC Holdings Corp.                                                        1,117,116
                                        9,045  MGE Energy, Inc.                                                            320,826
                                       15,500  NorthWestern Corp.                                                          457,250
                                       12,786  Otter Tail Corp.                                                            442,396
                                       35,800  PNM Resources, Inc.                                                         767,910
                                        6,600  Pike Electric Corp. (a)                                                     110,616
                                       14,400  Portland General Electric Co.                                               400,032
                                       11,967  UIL Holdings Corp.                                                          442,181
                                       16,583  Unisource Energy Corp.                                                      523,194
                                       44,600  Westar Energy, Inc.                                                       1,156,924
                                                                                                                   ---------------
                                                                                                                        10,378,174
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas                          2,900  EnergySouth, Inc.                                                           168,200
Distributors - 0.9%                     9,348  The Laclede Group, Inc.                                                     320,076
                                       13,074  New Jersey Resources Corp.                                                  653,961
                                       19,900  Nicor, Inc.                                                                 842,765
                                       12,599  Northwest Natural Gas Co.                                                   613,067
                                       34,800  Piedmont Natural Gas Co. (i)                                                910,368
                                       13,832  South Jersey Industries, Inc.                                               499,197
                                       19,690  Southwest Gas Corp.                                                         586,171
                                       22,400  WGL Holdings, Inc.                                                          733,824
                                                                                                                   ---------------
                                                                                                                         5,327,629
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%       164,200  Aquila, Inc. (a)                                                            612,466
----------------------------------------------------------------------------------------------------------------------------------
Utilities:                             21,100  Alaska Communications Systems Group, Inc.                                   316,500
Telecommunications - 1.2%               5,200  Atlantic Tele-Network, Inc.                                                 175,656
                                       11,826  Centennial Communications Corp. (a)                                         109,863
                                      116,000  Cincinnati Bell, Inc. (a)                                                   551,000
                                        9,000  Consolidated Communications Holdings, Inc.                                  179,100
                                       15,400  FairPoint Communications, Inc.                                              200,508
                                       54,550  FiberTower Corp. (a)(i)                                                     124,374
                                       25,539  General Communication, Inc. Class A (a)                                     223,466
                                       16,700  Global Crossing Ltd. (a)(i)                                                 368,235
                                        6,300  Globalstar, Inc. (a)(i)                                                      50,400
                                        7,292  Golden Telecom, Inc. (a)(f)                                                 736,127
                                       50,500  ICO Global Communications Holdings Ltd. (a)                                 160,590
                                       22,900  IDT Corp. Class B                                                           193,505
                                       11,400  Ibasis, Inc.                                                                 58,482
                                       14,400  Iowa Telecommunications Services, Inc.                                      234,144
                                        8,100  iPCS, Inc.                                                                  291,519
                                       13,100  NTELOS Holdings Corp.                                                       388,939
                                        2,000  Neutral Tandem, Inc. (a)                                                     38,040

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                       Shares
Industry                                 Held  Common Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                        9,521  North Pittsburgh Systems, Inc.                                        $     235,105
                                        8,900  ORBCOMM, Inc. (a)                                                            55,981
                                       31,820  PAETEC Holding Corp. (a)                                                    310,245
                                       29,000  Premiere Global Services, Inc. (a)                                          430,650
                                       13,500  RCN Corp. (a)                                                               210,465
                                        5,100  Rural Cellular Corp. Class A (a)                                            224,859
                                        9,600  Shenandoah Telecom Co.                                                      230,208
                                        7,000  SureWest Communications                                                     119,700
                                       67,200  Time Warner Telecom, Inc. Class A (a)(i)                                  1,363,488
                                       11,120  USA Mobility, Inc. (a)                                                      159,016
                                       10,600  Virgin Mobile USA, Inc. (a)                                                  94,234
                                                                                                                   ---------------
                                                                                                                         7,834,399
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                 8,285  American States Water Co.                                                   312,179
                                        9,296  California Water Service Group                                              344,138
                                        5,600  Consolidated Water Co., Inc.                                                141,064
                                        6,148  SJW Corp.                                                                   213,151
                                       13,483  Southwest Water Co. (i)                                                     168,807
                                                                                                                   ---------------
                                                                                                                         1,179,339
----------------------------------------------------------------------------------------------------------------------------------
Wholesale & International              16,425  Central European Distribution Corp. (a)                                     953,964
Trade - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.4%                     23,830  Brightpoint, Inc. (a)                                                       366,029
                                        8,000  Houston Wire & Cable Co. (i)                                                113,120
                                       52,400  LKQ Corp. (a)                                                             1,101,448
                                        4,000  MWI Veterinary Supply, Inc. (a)                                             160,000
                                       16,400  Prestige Brands Holdings, Inc. (a)                                          122,672
                                       12,169  United Stationers, Inc. (a)                                                 562,329
                                                                                                                   ---------------
                                                                                                                         2,425,598
----------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks
                                               (Cost - $525,261,156) - 93.2%                                           587,256,036
----------------------------------------------------------------------------------------------------------------------------------

                                               Exchange-Traded Funds
----------------------------------------------------------------------------------------------------------------------------------
                                      169,590  iShares Russell 2000 Index Fund (i)                                      12,915,974
----------------------------------------------------------------------------------------------------------------------------------
                                               Total Exchange-Traded Funds (Cost - $12,334,264) - 2.0%                  12,915,974
----------------------------------------------------------------------------------------------------------------------------------

                                               Mutual Funds
----------------------------------------------------------------------------------------------------------------------------------
                                        2,900  BlackRock Kelso Capital Corp. (c)                                            44,312
                                        7,000  Gladstone Capital Corp. (i)                                                 119,000
                                       15,200  Hercules Technology Growth Capital, Inc.                                    188,784
                                        3,200  Kayne Anderson Energy Development Co.                                        73,312
                                       11,600  Patriot Capital Funding, Inc.                                               117,044
                                       11,600  Pennantpark Investment Corp.                                                116,232
                                       11,400  Prospect Capital Corp.                                                      148,770
----------------------------------------------------------------------------------------------------------------------------------
                                               Total Mutual Funds
                                               (Cost - $983,037) - 0.1%                                                    807,454
----------------------------------------------------------------------------------------------------------------------------------

                                               Rights
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%                        1,174  Medis Technologies Ltd. (a)(e)                                                    0
----------------------------------------------------------------------------------------------------------------------------------
                                               Total Rights
                                               (Cost - $0) - 0.0%                                                                0
----------------------------------------------------------------------------------------------------------------------------------

                                               Other Interests
----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%               500  PetroCorp Inc. (Escrow Shares) (b)                                                0
----------------------------------------------------------------------------------------------------------------------------------
                                               Total Other Interests
                                               (Cost - $0) - 0.0%                                                                0
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007

                                   Beneficial
                                     Interest  Short-Term Securities                                                         Value
----------------------------------------------------------------------------------------------------------------------------------
                                 $ 33,226,793  BlackRock Liquidity Series, LLC Cash Sweep Series, 5.04% (c)(h)       $  33,226,793
                                   83,808,817  BlackRock Liquidity Series, LLC Money Market Series, 4.78% (c)(d)(h)     83,808,817
----------------------------------------------------------------------------------------------------------------------------------
                                               Total Short-Term Securities
                                               (Cost - $117,035,610) - 18.6%                                           117,035,610
----------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments (Cost - $655,614,067*) - 113.9%                       718,015,074

                                               Liabilities in Excess of Other Assets - (13.9%)                         (87,620,790)
                                                                                                                   ---------------
                                               Net Assets - 100.0%                                                   $ 630,394,284
                                                                                                                   ---------------

* The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 661,516,435
                                                                  =============
      Gross unrealized appreciation                               $ 122,933,165
      Gross unrealized depreciation                                 (66,434,526)
                                                                  -------------
      Net unrealized appreciation                                 $  56,498,639
                                                                  =============

(a)   Non-income producing security.
(b) "Other interests" represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------------------------------
                                                                                                                 Interest/
                                                    Purchase                  Sale             Realized           Dividend
      Affiliate                                       Cost                    Cost               Loss              Income
      --------------------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
           Cash Sweep Series                                  -           $(75,586,157)**              -        $ 3,154,441
      BlackRock Liquidity Series, LLC
           Money Market Series                   $   49,642,337*                     -                 -        $   828,965
      Anthracite Capital, Inc.                   $       79,398           $      8,674         $    (719)       $    30,528
      BlackRock Kelso Capital Corp.              $       42,004                      -                 -        $       946
      --------------------------------------------------------------------------------------------------------------------

      *     Represents net purchase cost.
      **    Represents net sale cost.
(d)   Security was purchased with the cash proceeds from securities loans.
(e)   The rights may be exercised until January 7, 2008.
(f)   Depositary receipts.
(g) Security held as collateral in connection with open financial futures contracts.
(h)   Represents the current yield as of December 31, 2007.
(i)   Security, or a portion of security, is on loan.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.
o Financial futures contracts purchased as of December 31, 2007, were as follows:

      --------------------------------------------------------------------------
      Number of                        Expiration        Face        Unrealized
      Contracts          Issue            Date           Value      Appreciation
      --------------------------------------------------------------------------
          74      Russell 2000 Index   March 2008    $ 28,101,735   $  469,605
      --------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Investors and Board of Directors of Quantitative Master Series LLC:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Master Small Cap Index Series ("the Series"), one of the portfolios constituting Quantitative Master Series LLC (formerly Quantitative Master Series Trust) (the "Master LLC") as of December 31, 2007, and for the year then ended and have issued our report thereon dated February 22, 2008 which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Series' schedule of investments in securities (the "Schedule") as of December 31, 2007 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Master LLC's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Series referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP
February 22, 2008

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Item 7 -    Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: February 21, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: February 21, 2008